     As filed with the Securities and Exchange Commission on September 20, 2007.

                                                      Registration Nos. 33-29180
                                                                        811-5823

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 33

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 35

                         DOMINI SOCIAL INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                536 Broadway, 7th Floor, New York, New York 10012
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 212-217-1100

                                 Amy L. Thornton
                          Domini Social Investments LLC
                             536 Broadway, 7th Floor
                            New York, New York 10012
                     (Name and Address of Agent for Service)

                                    Copy To:
                              Roger P. Joseph, Esq.
                              Bingham McCutchen LLP
                               150 Federal Street
                           Boston, Massachusetts 02110

It is proposed that this filing will become effective on November 30, 2007, pursuant to paragraph (a) (1) of Rule 485. Domini Social Trust has also executed this registration statement.

PROSPECTUS

NOVEMBER 30, 2007

Domini Social Equity Fund®
INVESTOR SHARES & CLASS R SHARES

Domini European Social Equity Fund℠
INVESTOR SHARES

Domini EuroPacific Social Equity Fund℠
INVESTOR SHARES

Domini PacAsia Social Equity Fund℠
INVESTOR SHARES

Domini Social Bond Fund®
INVESTOR SHARES

Domini SOCIAL INVESTMENTS®

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is truthful and complete. Anyone who indicates otherwise is committing a crime.

Table of Contents

2	The Funds at a Glance
Domini Social Equity Fund
2	Investment Objective
2	Primary Investment Strategies
3	Primary Risks
4	Past Performance
Domini European Social Equity Fund
6	Investment Objective
6	Primary Investment Strategies
8	Primary Risks
9	Past Performance
Domini EuroPacific Social Equity Fund
11	Investment Objective
11	Primary Investment Strategies
13	Primary Risks
13	Past Performance
Domini PacAsia Social Equity Fund
14	Investment Objective
14	Primary Investment Strategies
16	Primary Risks
16	Past Performance
Domini Social Bond Fund
17	Investment Objective
17	Primary Investment Strategies
18	Primary Risks
19	Past Performance
21	Fund Fees and Expenses
25	Summary of Primary Risks
29	Socially Responsible Investing
32	Additional Investment Strategies, Risk, and Portfolio Holdings Information
41	Who Manages the Funds?
47	The Funds’ Distribution Plan
A-1	Shareholder Manual
Information about buying, selling, and exchanging Investor shares of the Funds, how Fund shares are valued, Fund distributions, and the tax consequences of an investment in a Fund.
B-1	Financial Highlights
Back Cover	For Additional Information

[PAGE NUMBERS TO BE UPDATED BY AMENDMENT]

The Funds at a Glance

Domini Social Equity Fund

Investment Objective

The Domini Social Equity Fund seeks to provide its shareholders with long-term total return.

Primary Investment Strategies

The Domini Social Equity Fund (the Fund) primarily invests in stocks of U.S. companies. The Fund’s investment approach incorporates the social and environmental standards of Domini Social Investments (Domini or the Manager). The Fund pursues its investment objective by investing in the Domini Social Equity Trust, another mutual fund with the same investment objective, strategies, and policies as the Fund. For more information, please refer to ‘‘Additional Investment Strategies, Risk, and Portfolio Holdings Information.’’

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities and related investments with similar economic characteristics. The Fund will provide shareholders with at least 60 days’ prior written notice if it changes this 80% policy. The Fund may invest in companies of any capitalization, but under normal market conditions will invest primarily in mid-cap to large-cap U.S. companies. Domini defines mid- and large-cap companies to be those companies with a market capitalization at the time of purchase between $2 and $10 billion, or greater than $10 billion, respectively. It is expected that at least 80% of the Fund’s assets will be invested in mid- to large-cap companies under normal market conditions.

Domini evaluates the Fund’s potential investments against its social and environmental standards based on the businesses in which they engage, as well as, on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investments, please see ‘‘Socially Responsible Investing.’’ Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval.

The Fund’s submanager uses a proprietary quantitative model to select investments from among those Domini has determined are eligible for investment. The submanager seeks to invest in securities that it believes are undervalued by the market and favorably positioned according to certain market indicators such as earnings growth and price momentum. The submanager seeks to add value through stock selection and manage risk through portfolio construction. Portfolio sector weights are managed

2

relative to the Fund’s benchmark; consequently, the Fund may invest a significant percentage of its assets in a single sector if that sector represents a large proportion of the benchmark.

Under normal circumstances, the submanager will seek to remove a security from the Fund’s portfolio within 90 days if Domini determines that an investment in such security is not consistent with its social and environmental standards. Such determinations may cause the Fund to dispose of a security at a time when it may be disadvantageous to do so. At Domini’s discretion, such investments may be retained by the Fund to support shareholder advocacy activities.

Primary Risks

The Fund’s total return, like the stock market in general, may fluctuate widely. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed. The share price of the Fund normally changes daily based on changes in the value of the securities that the Fund holds. There can be no guarantee that the Fund will be able to achieve its investment objective.

The principal risks of investing in the Fund are listed below:

Information Risk

Market Risk

Mid- to Large-Cap Companies Risk

Portfolio Turnover Risk

Sector Concentration Risk

Socially Responsible Investing Risk

Style Risk

Please see ‘‘Summary of Primary Risks’’ following the ‘‘Funds at a Glance’’ section for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Statement of Additional Information.

The Funds at a Glance — Domini Social Equity Fund  3

Past Performance

The bar chart below and the following table provide an indication of the risks of investing in the Domini Social Equity Fund. The bar chart shows how returns of the Fund’s Investor shares have varied from one calendar year to the next. The table shows how the average annual total returns of each class of the Fund’s shares compare with those of the Standard & Poor’s 500 Index (S&P 500), a broad-based index.

Prior to November 30, 2006, the Domini Social Equity Trust, the Master Trust in which the Domini Social Equity Fund invests substantially all its assets, was an index fund submanaged by SSgA Funds Management, Inc. The Domini Social Equity Trust currently employs an active investment management strategy.

Please note that this information represents past performance (before and after taxes), and is not necessarily an indication of how the Fund will perform in the future.

Total Return for Years Ended December 31

This bar chart shows how the performance of the Domini Social Equity Fund’s Investor shares has varied over the last ten calendar years. The returns of the Fund’s Class R shares will differ from the returns of the Investor shares shown in the bar chart because of the lower expenses applicable to Class R shares.

Best quarter covered by the bar chart above: [        ]%
(quarter ended [        ])

Worst quarter covered by the bar chart above: [        ]%
(quarter ended [        ])

Year-to-date performance as of 9/30/07: [        ]%

4  The Funds at a Glance — Domini Social Equity Fund

Average Annual Total Returns for the Periods Ended 12/31/06

The table below shows the average annual total returns of each class of shares of the Domini Social Equity Fund in comparison to the S&P 500. In addition, after-tax returns are provided for Investor shares. After-tax returns for Class R shares will vary. The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, the effect of phaseouts of certain exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax.

Please note:

•

Actual after-tax returns depend on your tax situation and may differ from those shown.

•

After-tax returns are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

	1 Year	5 Years	10 Years
Domini Social Equity Fund
Return Before Taxes Class R shares*	%	%	%
Investor shares	%	%	%
Investor shares’ Return After Taxes on Distributions	%	%	%
Investor shares’ Return After Taxes on Distributions and Sale of Investor shares**	%	%	%
S&P 500 (reflects no deduction for fees, expenses, or taxes)%		%	%

*

The performance for Class R shares includes the performance of the Investor shares for periods prior to the offering of Class R shares. This performance has not been adjusted to take into account the lower expenses (such as 12b-1 fees) applicable to Class R shares.

**

The calculation of the Investor shares’ return after taxes on distributions and sale of Investor shares assumes a complete redemption at the end of the periods shown in the table and that the shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the shareholder may deduct the capital losses in full.

The Funds at a Glance — Domini Social Equity Fund  5

Domini European Social Equity Fund

Investment Objective

The Domini European Social Equity Fund seeks to provide its shareholders with long-term total return.

Primary Investment Strategies

The Domini European Social Equity Fund (the Fund) primarily invests in stocks of European companies. The Fund’s investment approach incorporates the social and environmental standards of Domini Social Investments (Domini or the Manager). The Fund pursues its investment objective by investing in the Domini European Social Equity Trust, another mutual fund with the same investment objective, strategies, and policies as the Fund. For more information, please refer to ‘‘Additional Investment Strategies, Risk, and Portfolio Holdings Information.’’

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities and related investments of European companies. For purposes of this policy, European companies include (1) companies organized or domiciled within a European country; (2) companies having at least 50% of their assets in, or deriving 50% or more of their revenues or profits from, a European country; (3) issuers who are European governments or supranational organizations and agencies or underlying instrumentalities of European governments or supranational organizations; and (4) issuers whose economic fortunes and risks are otherwise linked with a European market (as determined by the Fund’s submanager). For purposes of this policy, European countries include those countries represented by companies in the MSCI All Country Europe Index. The Fund will provide shareholders with at least 60 days’ prior written notice if it changes this 80% policy.

The Fund may invest in companies of any capitalization, but under normal market conditions will invest primarily in mid- to large-cap companies. Domini defines mid- and large-cap companies to be those companies with a market capitalization at the time of purchase between $2 and $10 billion, or greater than $10 billion, respectively. It is expected that at least 80% of the Fund’s assets will be invested in mid- to large-cap companies under normal market conditions.

The Fund may invest in securities of both developed and emerging market countries. While the Fund’s submanager expects that most of the securities held by the Fund will be traded in European securities markets (or in equivalent shares such as American Depository Receipts, European Depository Receipts, Global Depository Receipts, or other securities representing underlying shares of foreign companies), some could be traded outside the region.

Domini evaluates the Fund’s potential investments against its social and environmental standards based on the businesses in which they engage, as

6

well as, on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investments, please see ‘‘Socially Responsible Investing.’’ Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval.

The Fund’s submanager uses a proprietary quantitative model to select investments from among those Domini has determined are eligible for investment. The submanager seeks to invest in securities that it believes are undervalued by the market and favorably positioned according to certain market indicators such as earnings growth and price momentum. The submanager seeks to add value through stock selection and manage risk through portfolio construction. Portfolio sector weights are managed relative to the Fund’s benchmark; consequently, the Fund may invest a significant percentage of its assets in a single sector if that sector represents a large proportion of the benchmark.

Under normal circumstances, the submanager will seek to remove a security from the Fund’s portfolio within 90 days if Domini determines that an investment in such security is not consistent with its social and environmental standards. Such determinations may cause the Fund to dispose of a security at a time when it may be disadvantageous to do so. At Domini’s discretion, such investments may be retained by the Fund to support shareholder advocacy activities.

The Funds at a Glance — Domini European Social Equity Fund  7

Primary Risks

The Fund’s total return, like the stock market in general, may fluctuate widely. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed. The share price of the Fund normally changes daily based on changes in the value of the securities that the Fund holds. There can be no guarantee that the Fund will be able to achieve its investment objective.

The principal risks of investing in the Fund are listed below:

Country Risk

Currency Risk

Emerging Markets Risk

Foreign Investing Risk

Geographic Concentration Risk

Information Risk

Market Risk

Mid- to Large-Cap Companies Risk

Portfolio Turnover Risk

Sector Concentration Risk

Socially Responsible Investing Risk

Style Risk

Please see ‘‘Summary of Primary Risks’’ following the ‘‘Funds at a Glance’’ section for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Statement of Additional Information.

8  The Funds at a Glance — Domini European Social Equity Fund

Past Performance

The bar chart below and the following table provide an indication of the risks of investing in the Domini European Social Equity Fund. The bar chart shows how returns of the Fund’s shares have varied from one calendar year to the next. The table shows how the average annual total returns of the Fund’s shares compare with those of the MSCI Europe Index (MSCI Europe), a broad-based index.

Please note that this information represents past performance (before and after taxes), and is not necessarily an indication of how the Fund will perform in the future.

Total Return for Years Ended December 31

This bar chart shows the performance of the Domini European Social Equity Fund for the last calendar year.

Best quarter covered by the bar chart above: [    ]%
(quarter ended [                ])

Worst quarter covered by the bar chart above: [                ]%
(quarter ended [    ])

Year-to-date performance as of 9/30/07: [    ]%

The Funds at a Glance — Domini European Social Equity Fund  9

Average Annual Total Returns for the Periods Ended 12/31/06

The table below shows the average annual total returns of the Domini European Social Equity Fund in comparison to the MSCI Europe Index. The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, the effect of phaseouts of certain exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax.

Please note:

•

Actual after-tax returns depend on your tax situation and may differ from those shown.

•

After-tax returns are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

	1 Year	Since Inception (10/3/05)
Domini European Social Equity Fund
Return Before Taxes	%	%
Return After Taxes on Distributions	%	%
Return After Taxes on Distributions and Sale of shares*	%	%
MSCI Europe (reflects no deduction for fees, expenses, or taxes)%		%

*

The calculation of the Fund’s return after taxes on distributions and sale of shares assumes a complete redemption at the end of the periods shown in the table and that the shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the shareholder may deduct the capital losses in full.

10  The Funds at a Glance — Domini European Social Equity Fund

Domini EuroPacific Social Equity Fund

Investment Objective

The Domini EuroPacific Social Equity Fund seeks to provide its shareholders with long-term total return.

Primary Investment Strategies

The Domini EuroPacific Social Equity Fund (the Fund) primarily invests in stocks of European and Asia-Pacific companies. The Fund’s investment approach incorporates the social and environmental standards of Domini Social Investments (Domini or the Manager). The Fund pursues its investment objective by investing in the Domini EuroPacific Social Equity Trust, another mutual fund with the same investment objective, strategies, and policies as the Fund. For more information, please refer to ‘‘Additional Investment Strategies, Risk, and Portfolio Holdings Information.’’

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities and related investments of European and Asia-Pacific companies. For purposes of this policy, these companies may include, but are not limited to, (1) companies organized or domiciled within a European or Asia-Pacific country; (2) companies having at least 50% of their assets in, or deriving 50% or more of their revenues or profits from, a European or Asia-Pacific country; (3) issuers who are European or Asia-Pacific governments or supranational organizations and agencies or underlying instrumentalities of European or Asia-Pacific governments or supranational organizations; and (4) issuers whose economic fortunes and risks are otherwise linked with a European or Asia-Pacific market (as determined by the Fund’s submanager). For purposes of this policy, European and Asian countries include those countries represented by companies in the MSCI All Country Europe Index and MSCI All Country Asia Pacific Index, respectively. The Fund will provide shareholders with at least 60 days’ prior notice if it changes this 80% policy.

The Fund may invest in companies of any capitalization but under normal market conditions will invest primarily in mid- to large-cap companies. Domini defines mid- and large-cap companies to be those companies with a market capitalization at the time of purchase between $2 and $10 billion, or greater than $10 billion, respectively. It is expected that at least 80% of the Fund’s assets will be invested in mid- to large-cap companies under normal market conditions.

The Fund may invest in securities of both developed and emerging market countries. While Fund management expects that most of the securities held by the Fund will be traded in European or Asia-Pacific securities markets (or in equivalent shares such as American Depository Receipts, European Depository Receipts, Global Depository Receipts, or other securities representing underlying shares of foreign companies), some could be traded outside these regions.

11

Domini evaluates the Fund’s potential investments against its social and environmental standards based on the businesses in which they engage, as well as, on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investments, please see ‘‘Socially Responsible Investing.’’ Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval.

The Fund’s submanager uses a proprietary quantitative model to select investments from among those Domini has determined are eligible for investment. The submanager seeks to invest in securities that it believes are undervalued by the market and favorably positioned according to certain market indicators such as earnings growth and price momentum. The submanager seeks to add value through stock selection and manage risk through portfolio construction. Portfolio sector weights are managed relative to the Fund’s benchmark; consequently, the Fund may invest a significant percentage of its assets in a single sector if that sector represents a large proportion of the benchmark.

Under normal circumstances, the submanager will seek to remove a security from the Fund’s portfolio within 90 days if Domini determines that an investment in such security is not consistent with its social and environmental standards. Such determinations may cause the Fund to dispose of a security at a time when it may be disadvantageous to do so. At Domini’s discretion, such investments may be retained by the Fund to support shareholder advocacy activities.

12  Domini EuroPacific Social Equity Fund

Primary Risks

The Fund’s total return, like the stock market in general, may fluctuate widely. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed. The share price of the Fund normally changes daily based on changes in the value of the securities that the Fund holds. There can be no guarantee that the Fund will be able to achieve its investment objective.

The principal risks of investing in the Fund are listed below:

Country Risk
Currency Risk
Emerging Markets Risk
Foreign Investing Risk
Geographic Concentration Risk
Information Risk
Market Risk
Mid- to Large-Cap Companies Risk
Portfolio Turnover Risk
Sector Concentration Risk
Socially Responsible Investing Risk
Style Risk

Please see ‘‘Summary of Primary Risks’’ following the ‘‘Funds at a Glance’’ section for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Statement of Additional Information.

Past Performance

The Fund commenced operations on December 27, 2006. As of the date of this prospectus, the Domini EuroPacific Social Equity Fund did not have a full calendar year of operations. Therefore, information on the Fund’s performance is not presented.

Domini EuroPacific Social Equity Fund  13

Domini PacAsia Social Equity Fund

Investment Objective

The Domini PacAsia Social Equity Fund seeks to provide its shareholders with long-term total return.

Primary Investment Strategies

The Domini PacAsia Social Equity Fund (the Fund) primarily invests in stocks of Asia-Pacific companies. The Fund’s investment approach incorporates the social and environmental standards of Domini Social Investments (Domini or the Manager). The Fund pursues its investment objective by investing in the Domini PacAsia Social Equity Trust, another mutual fund with the same investment objective, strategies, and policies as the Fund. For more information, please refer to ‘‘Additional Investment Strategies, Risk, and Portfolio Holdings Information.’’

Under normal circumstances, at least 80% of the Fund’s assets will be invested in equity securities and related investments of companies tied economically to the Asia-Pacific region. For purposes of this policy, these companies may include, but are not limited to, (1) companies organized or domiciled within an Asia-Pacific country; (2) companies having at least 50% of their assets in, or deriving 50% or more of their revenues or profits from, an Asia-Pacific country; (3) issuers who are Asia-Pacific governments or supranational organizations and agencies or underlying instrumentalities of Asia-Pacific governments or supranational organizations; and (4) issuers whose economic fortunes and risks are otherwise linked with an Asia-Pacific market (as determined by the Fund’s submanager). For purposes of this policy, Asia-Pacific countries include those countries represented by companies in the MSCI All Country Asia Pacific Index. The Fund will provide shareholders with at least 60 days’ prior notice if it changes this 80% policy.

The Fund may invest in companies of any capitalization but under normal market conditions will invest primarily in mid- to large-cap companies. Domini defines mid- and large-cap companies to be those companies with market capitalization at the time of purchase between $2 and $10 billion, or greater than $10 billion, respectively. It is expected that at least 80% of the Fund’s assets will be invested in mid- to large-cap companies under normal market conditions.

The Fund may invest in securities of both developed and emerging market countries. While the Fund’s submanager expects that most of the securities held by the Fund will be traded in Asia-Pacific securities markets (or in equivalent shares such as American Depository Receipts, European Depository Receipts, Global Depository Receipts, or other securities representing underlying shares of foreign companies), some could be traded outside the region.

14

Domini evaluates the Fund’s potential investments against its social and environmental standards based on the businesses in which they engage, as well as, on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential investments and the securities held by the Fund, and certain limitations on investments, please see ‘‘Socially Responsible Investing.’’ Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval.

The Fund’s submanager uses a proprietary quantitative model to select investments from among those Domini has determined are eligible for investment. The submanager seeks to invest in securities that it believes are undervalued by the market and favorably positioned according to certain market indicators such as earnings growth and price momentum. The submanager seeks to add value through stock selection and manage risk through portfolio construction. Portfolio sector weights are managed relative to the Fund’s benchmark; consequently, the Fund may invest a significant percentage of its assets in a single sector if that sector represents a large proportion of the benchmark.

Under normal circumstances, the submanager will seek to remove a security from the Fund’s portfolio within 90 days if Domini determines that an investment in such security is not consistent with its social and environmental standards. Such determinations may cause the Fund to dispose of a security at a time when it may be disadvantageous to do so. At Domini’s discretion, such investments may be retained by the Fund to support shareholder advocacy activities.

The Funds at a Glance — Domini PacAsia Social Equity Fund  15

Primary Risks

The Fund’s total return, like the stock market in general, may fluctuate widely. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed. The share price of the Fund normally changes daily based on changes in the value of the securities that the Fund holds. There can be no guarantee that the Fund will be able to achieve its investment objective.

The principal risks of investing in the Fund are listed below:

Country Risk

Currency Risk

Emerging Markets Risk

Foreign Investing Risk

Geographic Concentration Risk

Information Risk

Market Risk

Mid- to Large-Cap Companies Risk

Portfolio Turnover Risk

Sector Concentration Risk

Socially Responsible Investing Risk

Style Risk

Please see ‘‘Summary of Primary Risks’’ following the ‘‘Funds at a Glance’’ section for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Statement of Additional Information.

Past Performance

The Fund commenced operations on December 27, 2006. As of the date of this prospectus, the Domini PacAsia Social Equity Fund did not have a full calendar year of operations. Therefore, information on the Fund’s performance is not presented.

16  The Funds at a Glance — Domini PacAsia Social Equity Fund

Domini Social Bond Fund

Investment Objective

The Domini Social Bond Fund seeks to provide its shareholders with a high level of current income and total return.

Primary Investment Strategies

The Domini Social Bond Fund (the Fund) primarily invests in bonds and other debt instruments. The Fund seeks to invest in corporate debt instruments that are consistent with the social and environmental standards of Domini Social Investments (Domini or the Manager). The Fund normally invests at least 85% of its assets in investment-grade securities and maintains a dollar-weighted average effective maturity of between two and ten years.

Under normal circumstances, at least 80% of the Fund’s assets will be invested in bonds and other debt instruments, including government and corporate bonds, mortgage-backed and asset-backed securities, and U.S. dollar-denominated bonds issued by non-U.S. entities. The Fund will provide shareholders with at least 60 days’ prior notice if it changes this 80% policy.

The Fund seeks to play a positive role in the economic revitalization of underserved communities. The Fund seeks to invest in debt instruments that support affordable housing, small business development, community revitalization, rural development, education, the environment, and healthcare. The Fund may invest up to 10% of its assets in community development financial institutions, community loan funds, and similar institutions. These investments may not be insured by the FDIC and may earn below-market rates of return. Some of these investments may be in unrated or lower-rated securities that carry a higher degree of risk than the Fund’s investment-grade securities. Some of these investments may be illiquid.

Domini evaluates potential corporate debt instruments against its social and environmental standards based on the businesses in which they engage, as well as, on the quality of their relations with key stakeholders, including, communities, customers, ecosystems, employees, investors, and suppliers. For additional information about the standards Domini uses to evaluate potential corporate investments and the corporate securities held by the Fund, and certain limitations on investment, please see ‘‘Socially Responsible Investing.’’ Domini reserves the right to alter its social and environmental standards or the application of those standards, or to add new standards, at any time without shareholder approval.

The Fund’s submanager uses proprietary analytical tools to select investments. The submanager’s bottom-up approach focuses on fixed income securities that it believes are undervalued by the market.

17

Under normal circumstances, the submanager will seek to remove a security from the Fund’s portfolio within 90 days if Domini determines that an investment in such security is not consistent with its social and environmental standards. Such determinations may cause the Fund to dispose of a security at a time when it may be disadvantageous to do so. At Domini’s discretion, such investments may be retained by the Fund to support shareholder advocacy activities.

Primary Risks

The Fund’s total return, like the bond market in general, may fluctuate widely. As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed. The share price of the Fund normally changes daily based on changes in the value of the securities that the Fund holds. There can be no guarantee that the Fund will be able to achieve its investment objective. The principal risks of investing in the Fund are listed below:

Credit Risk

Government-Sponsored Entities Risk

Information Risk

Interest Rate Risk

Market Risk

Portfolio Turnover Risk

Prepayment Risk

Socially Responsible Investing Risk

Please see ‘‘Summary of Primary Risks’’ following the ‘‘Funds at a Glance’’ section for a description of these risks. There may be other risks that are not listed that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective. This Prospectus does not describe all of the risks of every technique, investment strategy, or temporary defensive position that the Fund may use. For additional information regarding the risks of investing in the Fund, please refer to the Statement of Additional Information.

18  The Funds at a Glance — Domini PacAsia Social Equity Fund

Past Performance

The bar chart below and the following table provide an indication of the risks of investing in the Domini Social Bond Fund. The bar chart shows how returns of the Fund’s shares have varied from one calendar year to the next. The table shows how the average annual total returns of the Fund’s shares compare with those of the Lehman Brothers Intermediate Aggregate Index (LBIA), a broad-based index.

Prior to March 18, 2005, the Domini Social Bond Fund was submanaged by ShoreBank.

Please note that this information represents past performance (before and after taxes), and is not necessarily an indication of how the Fund will perform in the future.

Total Return for Years Ended December 31

This bar chart shows how the performance of the Domini Social Bond Fund has varied over the past six calendar years.

Best quarter covered by the bar chart above: [        ]%
(quarter ended [        ])

Worst quarter covered by the bar chart above: [        ]%
(quarter ended [        ])

Year-to-date performance as of 9/30/07: [        ]%

The Funds at a Glance — Domini PacAsia Social Equity Fund  19

Average Annual Total Returns for the Periods Ended 12/31/06

The table below shows the average annual total returns and after-tax returns of the Domini Social Bond Fund in comparison to the Lehman Brothers Intermediate Aggregate Index (LBIA). The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, the effect of phaseouts of certain exemptions, deductions, and credits at various income levels, or the impact of the federal alternative minimum tax.

Please note:

•

Actual after-tax returns depend on your tax situation and may differ from those shown.

•

After-tax returns are not relevant if you hold your shares through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

	1 Year	5 Years	Since Inception (6/1/00)
Domini Social Bond Fund
Return Before Taxes	%	%	%
Return After Taxes on Distributions	%	%	%
Return After Taxes on Distributions and Sale of shares*	%	%	%
LBIA (reflects no deduction for fees, expenses, or taxes)%		%	%

*

The calculation of the Fund’s return after taxes on distributions and sale of shares assumes a complete redemption at the end of the periods shown in the table and that the shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the shareholder may deduct the capital losses in full.

20  The Funds at a Glance — Domini PacAsia Social Equity Fund

FUND FEES and expenses

The tables that follow describe the fees and expenses that you would pay if you buy and hold shares of a Fund. The tables show the estimated operating expenses paid each year by each of the Funds. These expenses are based on the actual expenses paid by the Funds in the year 2007 or, for the Domini EuroPacific Social Equity Fund and the Domini PacAsia Social Equity Fund, are estimated. Actual expenses paid by the Funds may vary from year to year.

Investor Shares1

Shareholder Fees
(fees paid directly by you)

	Sales Charge (Load) Imposed on Purchases	Deferred Sales Charge (Load)	Redemption Fee[3] (as a percentage of amount redeemed, if applicable)	Exchange Fee
Domini Social Equity Fund	None	None	2.00%[2]	None
Domini European Social Equity Fund	None	None	2.00%[2]	None
Domini EuroPacific Social Equity Fund	None	None	2.00%[2]	None
Domini PacAsia Social Equity Fund	None	None	2.00%[2]	None
Domini Social Bond Fund	None	None	2.00%[2]	None

Annual Fund Operating Expenses
(expenses deducted from Investor class shares of each Fund)

	Management Fees	Distribution (12b-1) Fees	Other Expenses		Total Annual Operating Expenses	Fee Waiver[6]	Net Expenses
			Admin. Services/ Sponsorship Fee	Other Expenses[5]
Domini Social Equity Fund	0.30%	0.25%	0.45%	[ ]%	[ ]%	[ ]%	1.15%
Domini European Social Equity Fund	1.00%	0.25%	None	[ ]%	[ ]%	[ ]%	1.60%
Domini EuroPacific Social Equity Fund[4]	1.00%	0.25%	None	[ ]%	[ ]%	[ ]%	1.60%
Domini PacAsia Social Equity Fund[4]	1.00%	0.25%	None	[ ]%	[ ]%	[ ]%	1.60%
Domini Social Bond Fund	0.40%	0.25%	0.25%	[ ]%	[ ]%	[ ]%	0.95%

1

The tables and the following example reflect the aggregate expenses of Investor class shares for each Fund (except the Bond Fund) and its corresponding Master Trust, the underlying fund in which each Fund invests.

2

In order to discourage use of the Funds for market timing, an early redemption fee is charged on sales or exchanges of shares made less than 30 days after settlement of purchase or acquisition through exchange, with certain exceptions.

21

3

If you wish to receive your redemption proceeds by bank wire, there is a $10 wire service fee. For additional information, please refer to the Shareholder Manual.

4

Other Expenses are estimated for the Fund’s current fiscal year.

5

Other Expenses include the cost of transfer agency, custody and accounting services, and similar expenses.

6

Until November 30, 2008, Domini Social Investments LLC has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, for the Domini Social Equity Fund, Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, Domini PacAsia Social Equity Fund, and Domini Social Bond Fund, so that each Fund’s expenses, net of waivers and reimbursements, will not exceed, on a per annum basis, 1.15%, 1.60%, 1.60%, 1.60% and 0.95%, respectively, of the average daily net assets representing Investor shares, absent an earlier modification by the Board of Trustees, which oversees the Funds.

Example

The example below is intended to help you compare the cost of investing in Investor class shares of the Funds with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur if you invest $10,000 in the Investor class shares of each Fund for the time periods indicated and then sell all of your shares at the end of each period. This example assumes that the Fund provides a return of 5% a year, all dividends and distributions are reinvested, that operating expenses remain the same for the time period indicated, and that the fee waivers reflected in the fee table and the footnotes thereto are in effect for the time periods noted. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
Domini Social Equity Fund	$[ ]	$[ ]	$[ ]	$[ ]
Domini European Social Equity Fund	$[ ]	$[ ]	$[ ]	$[ ]
Domini EuroPacific Social Equity Fund	$[ ]	$[ ]	—	—
Domini PacAsia Social Equity Fund	$[ ]	$[ ]	—	—
Domini Social Bond Fund	$[ ]	$[ ]	$[ ]	$[ ]

This example should not be considered to represent actual expenses or performance for the past or the future. Actual future expenses may be higher or lower than those shown.

22  Fund Fees and Expenses

Class R Shares

Shareholder Fees
(fees paid directly by you)

	Sales Charge (Load) Imposed on Purchases	Deferred Sales Charge (Load)	Redemption Fee[3] (as a percentage of amount redeemed, if applicable)	Exchange Fee
Domini Social Equity Fund[1]	None	None	2.00%[2]	None

Annual Fund Operating Expenses
(expenses deducted from Class R shares of each Fund)

	Management Fees	Distribution (12b-1) Fees	Other Expenses		Total Annual Operating Expenses	Fee Waiver	Net Expenses
			Admin. Services/ Sponsorship Fee	Other Expenses[4]
Domini Social Equity Fund	0.30%	one	0.45%	[ ]%	[ ]%	[ ]%[5]	0.85%

1

The tables and the following example reflect the aggregate expenses of Class R shares of the Domini Social Equity Fund and its corresponding Master Trust, the underlying fund in which the Fund invests.

2

In order to discourage use of the Funds for market timing, an early redemption fee is charged on sales or exchanges of shares made less than 30 days after settlement of purchase or acquisition through exchange, with certain exceptions.

3

If you wish to receive your redemption proceeds by bank wire, there is a $10 wire service fee. For additional information, please refer to the Shareholder Manual.

4

Other Expenses include the cost of transfer agency, custody and accounting services, and similar expenses.

5

Until November 30, 2008, Domini Social Investments LLC has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, for the Domini Social Equity Fund, so that the Fund’s expenses, net of waivers and reimbursements, will not exceed, on a per annum basis, 0.85% of the average daily net assets representing Class R shares, absent an earlier modification by the Board of Trustees, which oversees the Fund.

7

Other expenses are estimated for the Fund’s current fiscal year.

Fund Fees and Expenses  23

Example

The example below is intended to help you compare the cost of investing in Class R shares of the Domini Social Equity Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur if you invest $10,000 in the Class R shares of the Fund for the time periods indicated and then sell all of your shares at the end of each period. This example assumes that the Fund provides a return of 5% a year, all dividends and distributions are reinvested, that operating expenses remain the same for the time period indicated, and that the fee waivers reflected in the fee table and the footnotes thereto are in effect for the time periods noted. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

	1 Year	3 Years	5 Years	10 Years
Domini Social Equity Fund	$[ ]	$[ ]	$[ ]	$[ ]

This example should not be considered to represent actual expenses or performance for the past or the future. Actual future expenses may be higher or lower than those shown.

24  Fund Fees and Expenses

SUMMARY OF PRIMARY RISKS

The value of your investment in each of the Funds, except the Domini Social Bond Fund, changes with the value of its corresponding Master Trust and its investments. The value of your investment in the Domini Social Bond Fund changes with the values of its investments. Many factors can positively or negatively affect those values. The factors that are most likely to have a material negative effect on your investment are called ‘‘Primary Risks.’’ The Primary Risks of each Fund are identified in the ‘‘Funds at a Glance’’ section and are described below. Each Fund may be subject to additional risks other than those described below because the types of investments made by a Fund can change over time. Additional investment policies and risks of the Funds and the Master Trusts are set forth in the Statement of Additional Information of the Funds, which is available upon request.

Country Risk. Although the Fund expects to diversify its investments primarily among various countries in the European and/or Asia-Pacific regions, as applicable, it may hold a large number of securities in a single country. If the Fund concentrates its investments in a particular country, it bears the risk that economic, political, and social conditions in that country will have a significant impact on Fund performance.

Credit Risk. The Fund could lose money if the issuer or guarantor of a bond or other debt instrument does not make timely principal and/or interest payments, or otherwise does not honor its obligations. In addition, the value of any debt instrument held by the Fund may be negatively affected for a number of reasons that directly relate to the issuer of that debt instrument, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services.

All of these factors contribute to the debt issuer’s perceived creditworthiness. A major factor affecting the pricing of debt instruments is how creditworthy the issuers of these instruments are perceived to be. This perception is often related to credit ratings, assigned by industry-recognized credit rating agencies.

Debt instruments with lower ratings tend to be more volatile than those with higher ratings. Lower-rated or unrated securities may also be hard to value accurately or sell at a fair price.

Investment-grade debt instruments are those rated ‘‘Aaa,’’ ‘‘Aa,’’ ‘‘A,’’ or ‘‘Baa’’ by Moody’s Investors Service, Inc., or ‘‘AAA,’’ ‘‘AA,’’ ‘‘A,’’ or ‘‘BBB’’ by Standard & Poor’s Ratings Services, and those that the Domini Social Bond Fund’s portfolio managers believe to be of comparable quality.

If the credit quality of a security declines after the Fund buys it, the Fund’s portfolio managers will decide whether the Fund should continue to hold or should sell the security.

25

Community development investments that are unrated and/or illiquid may be riskier than investment-grade securities, and some may earn below-market rates of return. The Fund may not be able to sell illiquid investments at an advantageous time or price.

Currency Risk. The Fund’s share price is denominated in U.S. dollars. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar.

Emerging Markets Risk. The Fund may hold a significant number of companies that are tied economically to emerging market countries in Central and Eastern Europe and/or in the Asia-Pacific region. The securities markets in these and other emerging countries are less liquid, are subject to greater price volatility, have smaller market capitalizations, have less government regulation, and are not subject to as extensive and frequent accounting, financial, and other reporting requirements as the securities markets of more-developed countries. Further, investment in equity securities of issuers located in emerging countries involves risk of loss resulting from problems in share registration and custody, and substantial economic and political disruptions. These risks are not normally associated with investments in more-developed countries.

Foreign Investing Risk. Investing in securities of companies tied economically to the European and/or Asia-Pacific regions may represent a greater degree of risk than investing in U.S. securities due to political, social, and economic developments abroad, such as political upheaval or financial troubles. Additionally, there is risk resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject, such as accounting, auditing, and financial reporting standards and practices, and the degree of government oversight and supervision. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Geographic Concentration Risk. The Fund will be largely invested in companies based in European and/or Asia-Pacific regions. Market changes or other factors affecting these regions, including political instability and unpredictable economic conditions, could have a significant impact on the Fund due to its regional concentration.

Government-Sponsored Entity Risk. The Fund currently invests a significant portion of its assets in securities issued by government-sponsored entities such as Fannie Mae (formerly known as the Federal National Mortgage Association), Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation), and the Federal Home Loan Banks. Although these entities were chartered or sponsored by Congress, they are not funded by the government, and their securities are not issued, guaranteed, or insured by the U.S. government or the U.S. Treasury.

26  Summary of Primary Risks

Information Risk. To evaluate an issuer’s social and environmental performance and/or certain markets, sectors, or geographic regions, Domini generally relies on information that is provided by third parties or is self-reported by issuers. Therefore, there is a risk in certain circumstances (e.g., Asia-Pacific and emerging market regions) that sufficient information may not be readily available, complete, or accurate, or may be biased. This may affect the way Domini’s standards are applied in a particular situation. In certain circumstances, this may lead Domini to avoid certain issuers, markets, industries, sectors or geographic regions.

Interest Rate Risk. In general, the value of a bond goes down when interest rates go up. The value of the Fund tends to follow the same pattern. Falling interest rates, on the other hand, could cause the Fund’s income to decline. Securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities. Under normal market conditions, the Fund’s dollar-weighted average effective maturity is from two to ten years. Prepayments of the debt instruments held by the Fund that are greater than or less than expected may cause its average effective maturity to differ from its normal range. This deviation is not a violation of investment policy.

Market Risk. The value of the securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, or economic developments in the United States or abroad. Different parts of the market can react differently to these developments. To the extent that the Fund concentrates more of its investments in a particular sector of a market, the Fund will be more susceptible to any economic, social, or political factor affecting that sector.

Mid- to Large-Cap Companies Risk. Under normal circumstances, the Fund will invest primarily in mid-cap to large-cap U.S. companies. Mid-cap and large-cap stocks tend to go through cycles when they do better, or worse, than other asset classes or the stock market overall. The performance of each shareholder’s investment will be affected by these market trends. The Fund reserves the right to invest in companies of any capitalization, including small-cap companies that are more likely to have more limited product lines, fewer capital resources, and less depth of management than larger companies.

Portfolio Turnover Risk. The Fund will be actively managed and may have a high portfolio turnover rate. Changes to the investments of the Fund may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of the Fund will vary from year to year, as well as within a year.

Prepayment Risk. When interest rates go down, the issuers of some debt instruments may prepay the principal due on these instruments prior to the

Summary of Primary Risks  27

security’s expected maturity. This can reduce the returns of the Fund because it may have to reinvest that money at the lower prevailing interest rates. On the other hand, rising interest rates may cause debt instruments to be repaid later than expected, forcing the Fund to endure the relatively low interest rates on these instruments. This also extends the average effective maturity of certain debt instruments, making them more sensitive to changes in interest rates and the Fund’s net asset value more volatile. Because the Fund invests in mortgage-backed securities, it is particularly sensitive to this type of risk.

Sector Concentration Risk. The Fund’s benchmark index may be concentrated in specific sectors at various times. Because a Fund’s portfolio sector concentration may be managed to the benchmark, the Fund may hold a large percentage of securities in a single sector (e.g., financials). If the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector.

Socially Responsible Investing Risk. Since the Fund seeks to make sustainable investments that are consistent with Domini’s social and environmental standards, it may choose to sell, or not purchase, investments that are otherwise consistent with its investment objective. In general, the alignment of Fund holdings with Domini’s social and environmental standards may affect the Fund’s exposure to certain issuers, industries, and sectors that may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.

Style Risk. The submanager’s quantitative stock selection approach seeks to identify stocks it believes are both undervalued by the market and favorably positioned according to earnings growth and price momentum. There is a risk that this approach may fail to produce the intended results, for example, if stocks remain undervalued during a given period, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

28  Summary of Primary Risks

Socially Responsible Investing

In the course of pursuing their own financial objectives, socially responsible investors seek also to use their investments to create a fairer and more sustainable world. Domini believes that, by factoring sustainability standards into their investment decisions, investors can encourage greater corporate responsibility. The use of social and environmental standards may also help to identify companies that are led by more enlightened management, are focused on the creation of long-term value, and are better able to meet the needs of their stakeholders and of the planet.

Each of the Domini Funds incorporates Domini’s social and environmental standards into its investment process. We believe the use of these standards in the investment process helps to more effectively align the financial markets with societal needs, build demand for data on corporate social and environmental performance, and communicate the expectations of socially responsible investors to issuers and the broader investment community. When appropriate, we engage in dialogue with the management of companies held by the Domini Funds urging them to address the social and environmental impacts of their operations. In addition, we seek to vote all company proxies in accordance with Domini’s published guidelines, which cover a wide range of social, environmental, and corporate governance matters.

The Social and Environmental Standards
Applied to the Domini Funds

Two fundamental principles underlie Domini’s social and environmental standards: the promotion of human dignity and the enrichment of our natural environment. Domini views these twin goals as crucial to a healthier, wealthier, and more sustainable world.

Domini believes that its standards can help identify strong long-term investments, as well as highlight companies and other issuers that enrich society and the environment. Domini seeks to understand each company’s response to what Domini determines to be the key social and environmental challenges it faces. In doing so, Domini evaluates potential investments agains its social standards based on the businesses in which they engage, as well as on the quality of the company’s relations with key stakeholders, including, communities, customers, ecosystems, employees, investors, and suppliers. The standards support investment in companies that cultivate the skills and talents of their employees, that earn the trust and respect of their customers, suppliers, and investors, that strengthen their local communities, and that enhance the ecosystems. Domini believes that companies have important opportunities to invest in these partnerships with society and the environment and, in turn, to be rewarded by them. Domini also recognizes that companies can create substantial risks — financial, social, and environmental — when they fail to manage these partnerships appropriately.

29

Domini believes that the provision of certain goods and services by publicly traded corporations is fundamentally misaligned with its standards. Therefore, Domini will seek to avoid investment in firms that it determines to be sufficiently involved with such offerings to warrant exclusion. These goods and services include, but may not be limited to, alcohol, tobacco, gambling, nuclear power, and military weapons.

Domini will often determine that an investment is consistent with its standards even when the issuer’s profile reflects a mixture of positive and negative social and environmental characteristics. Domini recognizes that relationships with key stakeholders are complicated and that even the best of companies often run into problems day to day. Domini’s approach recognizes that a company with a mixed record may still be effectively grappling with the important issues in its industry. The Funds will invest in companies with a combination of controversies and praiseworthy initiatives.

Domini’s standards may also limit a Fund’s investment in certain geographic areas due to prevailing political conditions that Domini believes affect the social and environmental performance of companies in those regions. In addition, Domini’s standards currently prohibit investment by the Funds in U.S. Treasuries, the general obligation securities issued by the U.S. government. While Domini recognizes that these securities support many public goods essential for our society, it has adopted this policy to reflect serious concerns about the risks posed by our country’s nuclear weapons arsenal and continuing large military expenditures.

Domini’s interpretation and application of its social and environmental standards are subjective and may evolve over time. In addition, in response to business practices in different regions of the world Domini may determine that it is necessary to reinterpret or customize its social and environmental standards for a particular region.

Domini’s social and environmental standards are designed to reflect many of the standards widely used by socially responsible investors. However, you may find that some Fund holdings do not reflect your social or environmental standards. You may wish to review a list of the holdings in a Fund’s portfolio to decide if they meet your personal standards. To obtain portfolio holdings information, please refer to ‘‘Additional Investment Strategies, Risk, and Portfolio Holdings Information.’’

Engagement

Each year, the Domini Funds seek to raise issues of social and environmental performance with the management of certain companies through proxy voting, dialogue with mangement, and by filing shareholder resolutions, where appropriate. In European and Asia-Pacific countries, various barriers, including regulatory systems, geography, and language, may impair a Fund’s ability to use its influence effectively. In particular, due to onerous regulatory barriers, the Domini Funds do not generally expect to file shareholder resolutions outside the United States.

30  Socially Responsible Investing

Community Development

The Domini Social Bond Fund seeks to play a positive role in the economic revitalization of underserved communities. The Fund’s investments include debt instruments issued by a range of noncorporate entities, including government agencies, states, and municipalities, as well as corporate debt. Domini seeks out investments for the Bond Fund that it views as having social impact across a spectrum of community development activities. Specifically, the Bond Fund seeks to identify investments that support affordable housing, small business development, community revitalization, rural development, education, the environment, or healthcare.

For noncorporate issuers, Domini seeks to identify investments for the Domini Social Bond Fund that increase access to capital for those historically underserved, support the creation of public goods in economically disadvantaged regions, or encourage responsible innovation in financial services to these regions. To measure an issuer’s ability to enhance access to capital, create public goods, and innovate, Domini normally assesses fixed-income investments against a five-level gradient of community development impact. Fixed-income holdings will typically include holdings ranging from the lowest to the highest level of community impact, as measured by Domini’s Community Impact Gradient.

***

Domini may, at its discretion, choose to change its social or environmental standards, add additional standards, or modify the application of the standards listed above, to a Fund, at any time, without shareholder approval. This will impact investments held by a Fund, and may cause certain companies, sectors, industries, or countries to be dropped from or added to a Fund’s portfolio. In addition, Domini reserves the right to vary the application of these standards to a Fund, depending, for example, on such factors as asset class, industry and sector representation, market capitalization, investment style, access to quality data on an issuer’s social or environmental performance, and cultural and political factors that may vary by region or country.

Socially Responsible Investing  31

Additional Investment Strategies, Risk,
and Portfolio Holdings Information

Investment Objective

Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval, but shareholders will be given notice at least 30 days before any change to the investment objective is implemented. Management currently has no intention to change any Fund’s investment objective.

Domini Social Equity Fund, Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, and Domini PacAsia Social Equity Fund

The Domini Social Equity Fund provides shareholders with exposure to a core portfolio of companies based in the United States. The Fund also may hold a small number of companies organized or domiciled in Canada or Bermuda.

The Domini European Social Equity Fund and Domini PacAsia Social Equity Fund provide shareholders with exposure to a core portfolio of companies based in Europe and the Asia-Pacific region, respectively. The Domini EuroPacific Social Equity Fund provides shareholders with exposure to a core portfolio of companies based in Europe and the Asia-Pacific region. Each of these Funds is expected to invest at least 80% of its assets in equity securities and related investments tied economically to its applicable region(s).

Each Fund’s investments are selected from a universe of securities that Domini has identified as eligible for investment based on its evaluation against Domini’s social and environmental standards. In seeking to achieve a Fund’s investment objective, the submanager applies a quantitative stock selection approach to potential holdings within a disciplined portfolio construction framework. The disciplined portfolio construction process seeks to manage risk and ensure that the Fund’s holdings and characteristics are consistent with a Fund’s investment objective. The submanager’s quantitative stock selection process uses multiple factors to determine a security’s attractiveness. The factors can be grouped loosely into ‘‘value’’ and ‘‘momentum’’ categories. Valuation factors compare securities within sectors based on measures such as price ratios and balance sheet strength. Momentum focuses on stocks with favorable earnings and stock price momentum to assess the appropriate time for purchase. The quantitative analysis favors stocks that appear to be both inexpensive according to the value factors and well-positioned according to earnings growth and price momentum factors. The weight of each factor and category varies by industry and region. The submanager will seek to buy the most attractive stocks and sell the least attractive stocks, within reasonable turnover constraints.

32

At Domini’s discrection and subject to Domini’s social and environmental standards, some of a Fund’s assets may be used to maintain positions in certain investments for various reasons, including shareholder advocacy purposes.

Use of Depository Receipts

Securities of foreign issuers may be purchased directly or through depository receipts, such as American Depository Receipts (ADRs), European Depository Receipts (EDRs), and Global Depository Receipts (GDRs), or other securities representing underlying shares of foreign companies. Generally, ADRs, in registered form, are designed for use in U.S. securities markets, and EDRs and GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement. The use of all such instruments is subject to Domini’s social and environmental standards.

Use of Options, Futures, and Other Derivatives

Although it is not a principal investment strategy, each Fund may purchase and sell options, enter into futures contracts, and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indexes), foreign currencies, interest rates, or inflation indexes. A Fund may also utilize derivative instruments, such as equity-linked securities, to gain exposure to certain emerging markets, but not as a principal investment strategy. These techniques, which are incidental to a Fund’s primary strategy, permit the Fund to gain exposure to a particular security, group of securities, currency, interest rate, or index, and thereby have the potential for a Fund to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. The use of all such instruments is subject to Domini’s social and environmental standards.

These techniques are also used to manage risk by hedging a Fund’s portfolio investments. Hedging techniques may not always be available to a Fund, and it may not always be feasible for a Fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, the Fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the Fund’s submanager expected. As a result, the use of these techniques may result in losses to the Fund or increase volatility in the Fund’s performance. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect.

Additional Investment Strategies, Risk, and Portfolio Holdings Information  33

Domini Social Bond Fund

The Domini Social Bond Fund seeks to foster economic empowerment through investments that support affordable housing, small business development, community revitalization, rural development, education, the environment, and healthcare.

Types of Bonds and Other Investments

The Domini Social Bond Fund typically invests at least 85% of its assets in investment-grade securities. The Fund can buy many types of debt instruments including, without limitation, corporate bonds, bonds issued by U.S. government agencies or instrumentalities, and mortgage-backed and asset-backed securities. The Fund may also invest in the instruments of, and deposit cash with, community development banks, community loan funds, credit unions, and other entities whose mission is community economic development. Such instruments may be unrated and/or illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. All of the Fund’s holdings are subject to Domini’s social and environmental standards. Please see ‘‘Socially Responsible Investing’’ above for more information.

The Bond Fund may invest in mortgages, loans, and pools of loans issued by community development banks, community development financial institutions, community loan funds, and similar institutions. These investments are targeted to underinvested areas, low- to moderate-income individuals, and small businesses.

The Fund may invest up to 10% of its assets in community development financial institutions, community loan funds, and similar institutions. These investments may not be insured by the FDIC.

These and other Domini Social Bond Fund investments may earn below-market rates of return, may also be lower-rated or unrated, and may subject the Fund to more credit risk than other types of debt instruments. Some of the Fund’s investments may also be illiquid, and the Fund may not be able to sell them at an advantageous time or price.

The following describes the most common types of bonds and other debt instruments the Fund will hold. (For a discussion of the risks associated with these types of securities, refer to ‘‘Domini Social Bond Fund — Primary Risks.’’)

Securities of U.S. Government Agencies and Instrumentalities are bonds issued by government agencies and instrumentalities and government-sponsored entities. The Fund generally invests in securities related to housing, farming, and education. These investments represent loans to the issuing agency or instrumentality.

Please keep in mind that some securities issued by U.S. government agencies and instrumentalities may not be backed by the full faith and

34  Additional Investment Strategies, Risk, and Portfolio Holdings Information

credit of the U.S. Treasury. The Fund currently invests a significant portion of its assets in securities issued by government-sponsored entities such as Freddie Mac, Fannie Mae, and the Federal Home Loan Banks. Although these entities were chartered or sponsored by Congress, they are not funded by the government, and the securities they issue are not guaranteed or insured by the U.S. government or the U.S. Treasury. Securities issued by these government-sponsored entities are backed by their respective issuers only.

The Fund does not currently intend to invest in direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes, and bonds.

State and Municipal Bonds represent loans to a state or municipal government, or one of its agencies or instrumentalities.

Corporate Bonds are IOUs issued by companies that want to borrow money for some business purpose. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends on market conditions and also on the financial health of the company issuing the bonds. For example, a company whose credit rating is weak will have to offer a higher interest rate to obtain buyers for its bonds. The Fund invests primarily in investment-grade corporate bonds, which are corporate bonds rated in one of the four highest rating categories by independent bond rating agencies, and those that the Fund’s portfolio managers believe to be of comparable quality.

Mortgage-Backed and Asset-Backed Securities represent interests in underlying pools of mortgages or consumer or commercial loans — most often home loans or credit card, automobile, or trade receivables. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then pay principal upon maturity, mortgage-backed securities pay both interest and principal as part of their regular payments. The Fund may also invest in mortgage-backed securities that are called collateralized mortgage obligations (CMOs). Typically CMOs are issued in separate classes with different stated maturities. As the underlying mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first.

The Domini Social Bond Fund may invest extensively in mortgage-backed and asset-backed securities. Because the mortgages and loans underlying these securities can be prepaid at any time by homeowners or consumer or corporate borrowers, mortgage-backed securities and asset-backed securities are particularly sensitive to prepayment risk. As a result, the prepayment risk borne by the Fund may be higher than that for a bond fund that does not invest in these types of securities.

Mortgage-backed securities are issued by a number of government agencies and government-sponsored entities, including the

Additional Investment Strategies, Risk, and Portfolio Holdings Information  35

Government National Mortgage Association (GNMA or Ginnie Mae), Freddie Mac, and Fannie Mae.

Ginnie Mae is a wholly owned government corporation that guarantees privately issued securities backed by pools of mortgages insured by the Federal Housing Administration, the Department of Veterans Affairs, and the Department of Agriculture under the Rural Housing Service Program. Ginnie Maes are guaranteed by the full faith and credit of the U.S. Treasury as to the timely payment of principal and interest. Freddie Mac and Fannie Mae are government-chartered, but shareholder-owned, corporations whose mandate is to enhance liquidity in the secondary mortgage markets. Freddie Macs and Fannie Maes are backed by their respective issuer only and are not guaranteed or insured by the U.S. government or the U.S. Treasury. Of course, your investment in the Domini Social Bond Fund is not insured. The Fund may also invest to a lesser extent in conventional mortgage securities, which are packaged by private entities and are not guaranteed or insured by the U.S. government or the U.S. Treasury.

International Dollar-Denominated Bonds (or Yankee bonds) are bonds denominated in U.S. dollars issued by foreign governments and companies. Because the bond’s value is designated in dollars rather than the currency of the issuer’s country, the investor is not exposed to currency risk. To the extent that the Fund owns bonds issued by foreign governments and companies, the Fund is subject to risks relating to political, social, and economic developments abroad.

Additional permissible Domini Social Bond Fund investments include but are not limited to the following:

Zero Coupon Obligations. The Fund may invest in obligations that do not pay current interest, known as ‘‘zero coupon’’ obligations. The prices of zero coupon obligations tend to be more volatile than those of securities that offer regular payments of interest. This makes the Fund’s net asset value more volatile. In order to pay cash distributions representing income on zero coupon obligations, the Fund may have to sell other securities on unfavorable terms. These sales may generate taxable gains for shareholders.

Floating and Variable Rate Obligations. The Fund may invest in obligations that pay interest at rates that change based on market interest rates, known as ‘‘floating’’ or ‘‘variable’’ rate obligations. These securities tend to be highly sensitive to interest rate changes. Floating and variable rate obligations with interest rates that change based on a multiple of a market interest rate may have the effect of magnifying the Fund’s gains or losses.

Derivatives. The Fund may use derivatives (including futures and options), which are financial contracts whose value depends on, or is

36  Additional Investment Strategies, Risk, and Portfolio Holdings Information

derived from, the value of an underlying asset, reference rate, or index. The various derivatives that the Fund may use are described in more detail in the Statement of Additional Information. The Fund may use derivatives to reduce exposure to certain risks, such as interest rate risk. The Fund will not use derivatives for leverage. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives, even when they may benefit the Fund. Derivatives are subject to a number of risks described in further detail in this prospectus, such as market risk, interest rate risk, and credit risk. They also may be mispriced or improperly valued, and changes in the value of derivatives may not correlate perfectly with the underlying asset, reference rate, or index.

Understanding Bond Fund Risk: Average Maturity Calculations

Unlike an individual bond, which is repaid when it reaches maturity, a bond fund has no fixed maturity date. Instead, it maintains an average ‘‘rolling’’ maturity by selling aging bonds and buying newer ones. The ‘‘average maturity’’ of a bond fund is the average of all the maturities of the bonds held by the fund. It is usually expressed as a dollar-weighted average, so that the bonds held in greater amounts weigh more heavily in the calculation than bonds held in smaller amounts.

The dollar-weighted average ‘‘effective’’ maturity takes into account the portfolio manager’s expectation of prepayments and the call provisions of certain securities. Therefore, average effective maturity may be shorter than a simple average maturity calculation.

In general, a bond fund with a longer dollar-weighted average effective maturity will usually experience greater volatility due to its sensitivity to changes in interest rates than a fund with a shorter dollar-weighted average effective maturity.

Investment Structure

Each of the Domini Social Equity Fund, Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, and Domini EuroPacific Social Equity Fund operates as a ‘‘feeder fund’’ and invests its assets in the Domini Social Equity Trust (formerly the Domini Social Index Trust), Domini European Social Equity Trust, Domini PacAsia Social Equity Trust, and Domini EuroPacific Social Equity Trust (collectively, Master Trusts), respectively, each a portfolio of the Domini Social Trust, a registered investment company. Each of the Master Trusts has the same investment objective as its corresponding feeder fund, and invests in securities using the strategies described in this prospectus. The feeder funds do not buy investment securities directly. The Master Trust, on the other hand, invests directly in a portfolio of securities. Because each feeder fund invests all of its assets in a Master Trust, the fund and its shareholders will bear the fees and expenses of the feeder fund and the Master Trust in

Additional Investment Strategies, Risk, and Portfolio Holdings Information  37

which it invests, with the result that a feeder’s expenses may be higher than those of other mutual funds that invest directly in securities.

Each feeder fund may withdraw its investment from the Master Trust in which it invests at any time, if the Board of Trustees of the Fund determines that it is in the best interest of the Fund’s shareholders to do so. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Master Trust). A feeder fund could incur brokerage fees or other transaction costs in converting such securities to cash. Upon such withdrawal, the Board of Trustees would then consider what action might be taken, including investing all of the Fund’s assets in another similarly structured portfolio having the same investment objective as the Fund, or hiring a manager or submanager to manage or submanage the Fund’s assets.

Investment of each feeder fund’s assets in its corresponding Master Trust is not a fundamental policy of the fund and a shareholder vote is not required for any feeder fund to withdraw its investment from its corresponding Master Trust. There is currently no intention to change any of the feeder funds’ investment structure. References to the Domini Social Equity Fund, Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, and Domini PacAsia Social Equity Fund in this prospectus include the Domini Social Equity Trust, Domini European Social Equity Trust, Domini EuroPacific Social Equity Trust, and Domini PacAsia Social Equity Trust, respectively, unless the context requires otherwise.

The Domini Social Bond Fund invests directly in securities and does not invest in a Master Trust.

Cash Reserves

Although each of the Domini Social Equity Fund, Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, and Domini PacAsia Social Equity Fund seeks to be fully invested at all times, each keeps a small percentage of its assets in cash or cash equivalents. These reserves provide each Fund with flexibility to meet redemptions and expenses, and to readjust its portfolio holdings. Each Fund may hold these cash reserves uninvested or may invest them in high-quality, short-term debt securities issued by agencies or instrumentalities of the U.S. government, bankers’ acceptances, commercial paper, certificates of deposit, bank deposits, or repurchase agreements. Some of the investments may be with community development banks and financial institutions and may not be insured by the FDIC. All such securities are subject to Domini’s social and environmental standards.

The Domini Social Bond Fund will also invest a portion of its assets in short-term debt securities issued by agencies or instrumentalities of the U.S. government, bankers’ acceptances, commercial paper, certificates of deposit, bank deposits, and repurchase agreements. Some of the

38  Additional Investment Strategies, Risk, and Portfolio Holdings Information

investments may be with community development banks and financial institutions and may not be insured by the FDIC. All such securities are subject to Domini’s social and environmental standards.

Illiquid Securities

Each Fund may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks than liquid securities. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the Manager determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

Temporary Investments

Each Fund may temporarily use a different investment strategy for defensive purposes in response to market conditions, economic factors, or other occurrences. This may adversely affect a Fund’s performance. You should note, however, that the Funds have not used a different investment strategy for defensive purposes in the past and may decide not to do so in the future — even in the event of deteriorating market conditions.

Securities Lending

Consistent with applicable regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC, each of the Funds may make loans of its securities to member banks of the Federal Reserve System and to broker-dealers. These loans would be required to be secured continuously by collateral consisting of securities, cash, or cash equivalents maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would have the right to terminate a loan and obtain the securities loaned at any time on three days’ notice. During the existence of a loan, a Fund would continue to collect the equivalent of the dividends paid by the issuer on the securities loaned and would also receive interest on investment of cash collateral. A Fund may pay finder’s and other fees in connection with securities loans. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information and at www.domini.com. Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (each January 31, April 30, July 31, and October 31) in the Annual Report and the Semi-Annual Report to Fund shareholders and in the Quarterly Report on Form N-Q.

Additional Investment Strategies, Risk, and Portfolio Holdings Information  39

To obtain copies of Annual and Semi-Annual Reports, free of charge, call 1-800-582-6757. Each Annual, Semi-Annual, and Quarterly Report is available online at www.domini.com and on the EDGAR database on the SEC’s website, www.sec.gov.

In addition, Domini’s website contains information about each Fund’s portfolio holdings, including, as applicable, the security description, the ticker, the security identification number, price per share, par value, market value, and percentage of total investments, in each case updated as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information is provided on the website with a lag of at least 30 days and will be available until updated for the next calendar quarter. During the first calendar quarter of a Fund’s operations and for 30 days thereafter, Domini’s website may also contain portfolio holdings information with respect to a Fund as of 5 business days after commencement of operations, or any later date in such calendar quarter with a lag, in each case, of at least 7 business days. Such information is limited to descriptions of the securities held by the Fund and the identification numbers and/or ticker symbols for such securities. To find this information, please visit www.domini.com, click on ‘‘Domini Funds’’ at the top of the page, and select the appropriate Fund for which you wish to retrieve portfolio holdings information.

Additional Information

The Funds are not required to use every investment technique or strategy listed in this prospectus or in the Statement of Additional Information. For additional information about the Funds’ investment strategies and risks, the Funds’ Statement of Additional Information is available, free of charge, from Domini, or online at www.domini.com.

40  Additional Investment Strategies, Risk, and Portfolio Holdings Information

Who Manages the Funds?

Investment Manager

Domini Social Investments LLC (Domini or the Manager), 536 Broadway, 7th floor, New York, NY 10012, has been managing money since November 1997. As of September 30, 2007, Domini managed more than $[    ] billion in assets for individual and institutional investors who are working to create positive change in society by using social and environmental standards in their investment decisions. Domini provides the Funds and the Master Trusts with investment supervisory services, overall operational support, and administrative services.

For each Fund, Domini sets the social and environmental standards and determines which securities are eligible for investment. Domini also has authority to determine from time to time what securities are purchased, sold, or exchanged, and what portion of assets are held uninvested.

The socially responsible investment (‘‘SRI’’) research team at Domini comprises Steven Lydenberg, Jeff MacDonagh, Shin Furuya, Kimberly Gladman, and Celine Suarez, supported by several research associates.

Steven Lydenberg, CFA, is chief investment officer of Domini and vice president of the Domini Funds. His responsibilities as chief investment officer include development and oversight of Domini’s social and environmental policies and standards and Domini’s community development impact gradient. He has been active in social research since 1975. Mr. Lydenberg was a founder of KLD Research & Analytics, Inc., served as its research director from 1990 to 2001, and served on KLD’s Domini 400 Social IndexSM Committee through March 31, 2005. From 1987 to 1989, he was an associate with Franklin Research and Development Corporation (now known as Trillium Asset Management). For 12 years he worked with the Council on Economic Priorities, ultimately as director of corporate accountability research. Mr. Lydenberg holds a B.A. in English from Columbia College and an M.F.A. in theater arts from Cornell University, and holds the Chartered Financial Analyst designation.

Jeffrey MacDonagh, CFA, is the SRI portfolio manager with overall responsibility for the application of Domini’s social and environmental standards and is responsible for oversight of the research team and its processes. Mr. MacDonagh is also responsible for making recommendations to the Domini Social Bond Fund’s investment committee regarding the direct community investments of that Fund. Mr. MacDonagh was an assistant portfolio manager at Loring, Wolcott & Coolidge Fiduciary Advisors from 2003 through June 2005. His responsibilities included portfolio management, social and environmental portfolio screening, and proxy voting. From 2000 to 2003, he was a social investment researcher at KLD Research & Analytics, Inc. Mr. MacDonagh holds a B.S. in mathematics, physics, and philosophy from the University

41

of Wisconsin-Madison, and an M.S. in technology policy and an M.S. in environmental planning from the Massachusetts Institute of Technology. He holds the Chartered Financial Analyst designation.

Shin Furuya is the lead SRI analyst responsible for the application of Domini’s social and environmental standards to Asia-Pacific equities. Mr. Furuya was previously a research analyst from 2004 to 2006 for the Investor Responsibility Research Center (now a division of Institutional Shareholder Services), where he was a lead researcher for custom Japanese SRI projects. From 1999 to 2002, he was the national coordinator for the Economic Relations and Human Rights Program and the Refugee Program at Amnesty International Japan. He also participated in various consultation processes for the United Nations and the World Bank Group. He holds a B.A. in political science and international studies from the University of Oregon, and an M.A. in international relations from the Maxwell School of Citizenship & Public Affairs, Syracuse University.

Kimberly Gladman, Ph.D., is the lead SRI analyst responsible for the application of Domini’s social and environmental standards to European equities. Dr. Gladman previously worked in Domini’s Shareholder Advocacy department, where she engaged companies on a range of social and environmental issues through shareholder resolution filings and direct dialogue. Before joining Domini in 2001, she had an academic career, focused on interdisciplinary teaching and research. She holds a B.A. in literature from Yale University and a Ph.D. in comparative literature from New York University.

Celine Suarez is the lead SRI analyst responsible for the application of Domini’s social and environmental standards to North American equities. Ms. Suarez was previously assistant vice president and research analyst from 2004 to 2006 for the Smith Barney Social Awareness Investment Program at Citigroup Asset Management (now a subsidiary of Legg Mason). From 2001 to 2004, she was the environmental analyst at Winslow Management Company, an environmentally screened mutual fund company in Boston, where she headed the company’s environmental research, assisted in equity analysis, and was managing editor of Winslow Environmental News. Celine holds a B.S. in earth system science from the University of Massachusetts at Amherst.

In addition to the social investment research team, the Manager uses investment committees whose responsibilities include periodic review of the social and environmental performance of current and prospective investments and determinations regarding investment eligibility. The investment committees may include members of the investment research team, as well as other Domini employees. A standards committee at Domini has oversight of the interpretation and development of Domini’s social and environmental standards. The standards committee currently includes Amy Domini, chief executive officer, and Steven Lydenberg, chief investment officer, and may include other Domini employees.

42  Who Manages the Funds?

Investment Submanagers

The Manager, subject to the supervision of the Board of Trustees of the Funds (the ‘‘Board’’), acts as a ‘‘manager of managers,’’ and oversees the Funds’ day-to-day operations and manages the investments of each Fund and Master Trust. The Manager may delegate to a submanager the responsibility for day-to-day management of the investments of each Fund or Master Trust, subject to the Manager’s oversight. The Manager also recommends the appointment of additional or replacement submanagers to the Funds’ Trustees. In the future, the Funds and the Manager may request exemptive relief from the SEC or otherwise comply with the Investment Company Act of 1940, and the rules thereunder, to permit the Manager and the Fund, subject to the supervision of the Board, to add or terminate a submanager without shareholder approval.

Domini Social Equity Fund, Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, Domini PacAsia Social Equity Fund Wellington Management Company, LLP (Wellington Management or the Submanager), with its principal offices at 75 State Street, Boston, MA 02109, provides investment submanagement services to each of the Fund’s Master Trusts pursuant to Submanagement Agreements with Domini. As of September 30, 2007, Wellington Management had investment management authority with respect to approximately $[    ] billion in assets.

Wellington Management buys and sells stocks that Domini determines meet each Fund’s and its Master Trust’s social and environmental standards using a quantitative stock selection approach within a risk-managed portfolio construction framework. The quantitative stock selection approach incorporates a diverse set of factors based on fundamental and technical inputs. The quantitative stock selection approach incorporates value and momentum as primary investment themes.

Mammen Chally, CFA, a vice president and equity portfolio manager of Wellington Management, has served as the portfolio manager for the Domini Social Equity Trust, the Master Trust in which the Domini Social Equity Fund invests, since 2006. Mr. Chally joined Wellington Management as a portfolio manager in 1994.

Doris T. Dwyer, a vice president and equity portfolio manager of Wellington Management, has served as the portfolio manager for the Domini European Social Equity Trust, the Master Trust in which the Domini European Social Equity Fund invests, since 2006. Ms. Dwyer has been involved in portfolio management and securities analysis for the Fund since 2005. Ms. Dwyer joined Wellington Management as a portfolio manager in 1998.

Manjit S. Bakshi, CFA, a vice president and equity portfolio manager of Wellington Management, has served as the portfolio manager for

Who Manages the Funds?  43

the Domini EuroPacific Social Equity Trust and the Domini PacAsia Social Equity Trust, the Master Trusts in which the Domini EuroPacific Social Equity Fund and the Domini PacAsia Social Equity Fund invest, respectively, since 2006. Prior to joining Wellington Management as a portfolio manager in 2004, Mr. Bakshi was a senior managing director at TIAA-CREF (2004), chief operating officer for RISConsulting LLC (2003), and senior vice president for Putnam Investments (1995-2002).

The Statement of Additional Information contains additional information about the compensation of these investment professionals, other accounts managed by them, and their ownership of the securities of the applicable Fund.

For the services Domini and Wellington Management provide to the Domini Social Equity Trust, they receive aggregate fees at the following rates: 0.30% of the first $2 billion of net assets managed, 0.29% of the next $1 billion, and 0.28% of net assets managed in excess of $3 billion. Under the Sponsorship Agreement between Domini and the Domini Social Equity Trust, Domini’s fee with respect to the Domini Social Equity Fund is 0.45% of the first $2 billion of net assets managed, 0.44% of the next $1 billion, and 0.43% of net assets managed in excess of $3 billion. For the services Domini and Wellington Management provided during the fiscal year ended July 31, 2007, they received a total of [    ]% of the average daily net assets of the Domini Social Equity Fund, after waivers.

Prior to November 30, 2006, SSgA Funds Management, Inc. (SSgA) served as the investment submanager to the Domini Social Equity Trust. For the services Domini and SSgA provided to the Domini Social Equity Fund and the Domini Social Equity Trust during the fiscal year ended July 31, 2006, they received a total of 0.59% of the average daily net assets of the Domini Social Equity Fund, after waivers.

A discussion regarding the basis of the Board of Trustees’ approval of the Domini Social Equity Trust’s Management and Submanagement Agreements with Domini and Wellington Management, respectively, is available in the Domini Social Equity Fund’s Annual Report to shareholders for the fiscal year ended July 31, 2006. A discussion regarding the basis of the Board of Trustees’ approval of the continuance of the Domini Social Equity Trust’s prior Management and Submanagement Agreements with Domini and SSgA , respectively, is also available in the Domini Social Equity Fund’s Annual Report to shareholders for the fiscal year ended July 31, 2006.

For the services Domini and Wellington Management provide to the Domini European Social Equity Fund and the Domini European Social Equity Trust, they receive aggregate fees at the following rates: 1.00% of the first $250 million of net assets managed, 0.94% of the next $250 million, and 0.88% of net assets managed in excess of $500 million. For the services Domini and Wellington Management provided during the

44  Who Manages the Funds?

fiscal year ended July 31, 2007, they received a total of [    ]% of the average daily net assets of the Domini European Social Equity Fund, after waivers.

Discussions regarding the basis of the Board of Trustees’ approval of the continuance of the Domini European Social Equity Trust’s Management Agreement with Domini, the Domini European Social Equity Fund’s Management Agreement with Domini, and the Submanagement Agreement with Wellington Management are available in the Domini European Social Equity Fund’s Annual Report to shareholders for the fiscal year ended July  31, 2007.

For the services Domini and Wellington Management provide to the Domini EuroPacific Social Equity Fund and the Domini EuroPacific Social Equity Trust, they receive aggregate fees at the following rates: 1.00% of the first $250 million of net assets managed, 0.94% of the next $250 million of net assets managed, and 0.88% of net assets managed in excess of $500 million. Discussions regarding the basis of the Board of Trustees’ approval of the Domini EuroPacific Social Equity Trust’s Management Agreement with Domini, the Domini EuroPacific Social Equity Fund’s Management Agreement with Domini, and the Submanagement Agreement with Wellington Management are available in the Domini EuroPacific Social Equity Fund’s Semi-Annual Report to shareholders for the fiscal period ended January 31, 2007.

For the services Domini and Wellington Management provide to the Domini PacAsia Social Equity Fund and the Domini PacAsia Social Equity Trust, they receive aggregate fees at the following rates: 1.00% of the first $250 million of net assets managed, 0.94% of the next $250 million of net assets managed, and 0.88% of net assets managed in excess of $500 million. Discussions regarding the basis of the Board of Trustees’ approval of the Domini PacAsia Social Equity Trust’s Management Agreement with Domini, the Domini PacAsia Social Equity Fund’s Management Agreement with Domini, and the Submanagement Agreement with Wellington Management are available in the Domini PacAsia Social Equity Fund’s Semi-Annual Report to shareholders for the fiscal period ended January 31, 2007.

Domini Social Bond Fund

Seix Advisors (‘‘Seix’’), a fixed-income division of Trusco Capital Management, Inc. (‘‘Trusco’’), provides investment submanagement services to the Domini Social Bond Fund pursuant to a Submanagement Agreement with Domini. Seix is located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ 07458. Trusco is a wholly owned subsidiary of SunTrust Banks, Inc. As of September 30, 2007, Trusco had approximately $[    ] billion in assets under management, including approximately $[    ] billion in assets for which Seix acts as a manager. Seix and its affiliated companies managed over $[    ] million in socially responsible assets as of September 30, 2007.

Who Manages the Funds?  45

John Talty, CFA, is the portfolio manager primarily responsible for the day-to-day management of the Domini Social Bond Fund. Mr. Talty served as president and senior portfolio manager of Seix from January 1993 to May 2004, when the firm was acquired by Trusco. Mr. Talty has served as executive vice president since joining Trusco in May 2004. Mr. Talty has more than 24 years of investment experience. Mr. Talty became portfolio manager for the Fund in 2005. The Statement of Additional Information contains additional information about Mr. Talty’s compensation, other accounts managed by him, and his ownership of the securities of the Fund.

For the services Domini and Seix provided to the Domini Social Bond Fund during the fiscal year ended July 31, 2006, they received a total of 0.53% of the average daily net assets of the Domini Social Bond Fund, after waivers. A discussion regarding the basis of the Board of Trustees’ approval of the continuance of the Domini Social Bond Fund’s Management and Submanagement Agreements with Domini and Seix, respectively, is available in the Domini Social Bond Fund’s Annual Report to shareholders for the fiscal year ended July 31, 2007.

46  Who Manages the Funds?

The Funds’ Distribution Plan

DSIL Investment Services LLC, a wholly owned subsidiary of Domini, is the distributor of each Fund’s shares. Each Fund has adopted a Rule 12b-1 plan with respect to its Investor shares that allows the Fund to pay its distributor on an annual basis for the sale and distribution of the Investor shares and for services provided to shareholders. These annual distribution and service fees may equal up to 0.25% of the average daily net assets of each Fund’s Investor shares. The Funds do not pay any distribution and service fees with respect to the Class R shares. Because distribution and service fees are paid out of the assets of the Investor shares on an ongoing basis, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

These fees may be used to make payments to the Funds’ distributor and to broker-dealers, financial institutions, or other financial intermediaries as compensation for the sale of Fund shares, and to make payments for advertising, marketing, or other promotional activity, and for providing personal shareholder services or the maintenance of shareholder accounts.

For more information about the Funds’ distribution plan relating to Investor shares, see the expense tables in ‘‘The Funds at a Glance’’ section and in the Statement of Additional Information.

Additional Payments to Financial Intermediaries

Certain financial intermediaries may request, and the Funds’ distributor and/or its affiliates may agree to make, payments in addition to 12b-1 fees and sales charges, if any, out of the distributor’s and/or its affiliate’s own resources. These additional payments are sometimes referred to as ‘‘revenue sharing.’’ These payments assist in the efforts to promote the sale of the Funds’ shares. The Funds’ distributor and/or its affiliates agree with the financial intermediary on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all intermediaries receive additional compensation and the amount of compensation varies. These payments could be significant to an intermediary. The Funds’ distributor/and or its affiliates determine which financial intermediaries to support and the extent of the payments they are willing to make.

The Funds’ distributor and/or its affiliates hope to benefit from revenue sharing by increasing the Funds’ net assets, which, as well as benefiting the Funds, would result in additional management and other fees for the investment advisor and its affiliates. In consideration for revenue sharing, an intermediary may include the Funds in its sales system or give access to members of its sales force or management. In addition, the intermediary may provide marketing support, shareholder servicing, and/or other activities. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Funds, the intermediary may earn a profit on these payments.

47

If you purchase shares though a financial intermediary, revenue sharing payments may provide your firm, its employees, or associated persons with an incentive to favor the Funds. You should ask your firm about any payments it receives from the Funds’ distributor, its affiliates, and/or the Funds, as well as about fees and/or commissions it charges.

The Funds’ distributor and/or its affiliates may have other relationships with various banks, trust companies, broker-dealers, or other financial intermediaries relating to the provision of services to the Funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Funds. If your intermediary provides these services, the Funds, the Funds’ distributor, and/or its affiliates may compensate the intermediary for these services.

48  The Funds' Distribution Plan

Shareholder Manual

This section provides you with information about buying, selling, and exchanging Investor shares of the Funds, how Fund shares are valued, Fund distributions, and the tax consequences of an investment in a Fund.

Table of Contents

Description of Share Classes	A-2
How to Open an Account	A-4
Types of Accounts	A-5
Buying, Selling, and Exchanging Shares	A-6
Automatic Transaction Plans	A-10
Additional Information on Selling Shares	A-12
How the Price of Your Shares Is Determined	A-16
How can I find out the NAV of my shares?	A-16
How do you determine what price I will get when I buy shares?	A-16
How do you determine what price I will get when I sell shares?	A-17
How is the value of securities held by the Funds determined?	A-17
Fund Statements and Reports	A-18
Dividends and Capital Gains	A-19
Taxes	A-19
Anti-Money Laundering	A-20
Rights Reserved by the Funds	A-21

[PAGE NUMBERS TO BE UPDATED BY AMENDMENT]

For More Information

Call our Shareholder Services department toll-free at 1-800-582-6757 or visit our website at www.domini.com for more information on the following:

•

Investing in the Funds

•

Your account

•

The daily price of your shares

•

Socially responsible investing

Shareholder Services representatives are available to take your call business days, 9 am to 5 pm, Eastern Time.

You may make transactions, review account information, and obtain the price for your shares 24 hours a day, 7 days a week, by using our automated telephone system or visiting our website.

Important Information About Procedures
for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

A-1

Description of Share Classes

The Domini Social Equity Fund offers two classes of shares: Investor shares and Class R shares. The Domini European Social Equity Fund, Domini PacAsia Social Equity Fund, Domini EuroPacific Social Equity Fund, and Domini Social Bond Fund offer only Investor shares. Class R shares are generally available only to certain eligible retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. The sponsors of these retirement plans provide various shareholder services to the accounts. Class R shares are not subject to distribution and service fees because the retirement plan sponsor, rather than a Fund’s distributor, provides these shareholder services. Class R shares of a Fund are also available to endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s distributor. For more information on investing in Class R shares, please call 1-800-582-6757.

Other investors may purchase Investor shares. The Funds, the Manager, and/or its affiliates may modify the qualifications for purchase of Class R shares at any time.

If you purchase Fund shares through a broker-dealer, financial intermediary, or financial institution that has entered into an agreement with the Fund’s distributor or affiliates, your transaction may be subject to transaction charges. Investors in the Funds do not pay such transaction charges if shares are purchased directly from the Funds.

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Quick Reference

Ticker Symbols

Domini Social Equity Fund

Investor shares — DSEFX

Class R shares — DSFRX

Domini European Social Equity Fund

Investor shares — DEUFX

Domini EuroPacific Social Equity Fund

Investor shares — DUPFX

Domini PacAsia Social Equity Fund

Investor shares — DPAFX

Domini Social Bond Fund

Investor shares — DSBFX

Class R shares — DSBRX

Newspaper listing:

Domini Social Equity Fund

Investor shares — Domini Soc Inv-Soc Eq

Domini European Social Equity Fund

Investor shares — Domini Soc Inv-Euro Soc Eq

Domini EuroPacific Social Equity Fund

Investor shares — Not yet available

Domini PacAsia Social Equity Fund

Investor shares — Not yet available

Domini Social Bond Fund

Investor shares — Domini Soc Inv-Soc Bd

Account Statements are mailed quarterly.

Trade Confirmations are sent after purchases (except Automatic Investment Plan purchases) and redemptions (exept Systematic Withdrawal Plan redemptions).

Annual and Semi-Annual Reports are mailed in late September and March, respectively, and are available online at www.domini.com.

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How to Open an Account

1. Read this prospectus (and please keep it for future reference).

2. Review ‘‘Types of Accounts’’ and decide which type is appropriate for you.

3. Decide how much you want to invest.

The minimum initial investment in each Fund is as follows:

•

$2,500 for regular accounts ($1,500 if using our Automatic Investment Plan)

•

$1,500 for Retirement Accounts (Automatic Investment Plan also available)

•

$1,000 for UGMA/UTMA Accounts (Automatic Investment Plan also available)

•

$1,000 for Coverdell Education Savings Accounts (Automatic Investment Plan also available)

The minimum to buy additional shares of each Fund is as follows:

•

$50 for accounts using our Automatic Investment Plan

•

$100 for all other accounts

Each Fund may waive minimums for initial and subsequent purchases for investors who purchase shares through omnibus accounts.

4. Decide whether to make your initial purchase by mail or bank wire. Follow the simple instructions under ‘‘Buying, Selling, and Exchanging Shares.’’

Be sure to completely fill out and sign the Account Application appropriate for the account type you have selected. If you need assistance, please call 1-800-582-6757, business days, 9 am to 5 pm, Eastern Time.

    What Is ‘‘Good Order’’?

Purchase, exchange, and sale requests must be in ‘‘good order’’ to be accepted by a Fund. To be in ‘‘good order’’ a request must include the following:

•

The Fund name

•

The account number

•

The funds for the purchase by check or by wire or the amount of the transaction (in dollars or shares) for the exchange or sale

•

Name, address, and other information that will allow us to identify you

•

The signatures of all owners exactly as registered on the account (for redemption requests by mail)

•

For corporate or institutional accounts, a current list of authorized signatories or a related corporate resolution, as applicable

•

A Medallion Signature Guarantee, if required (see ‘‘Additional Information on Selling Shares’’ below)

•

Any supporting legal documentation that may be required

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Types of Accounts

You may invest in the Funds through the following types of accounts:

Individual and Joint Accounts (nonretirement)	Invest as an individual or with one or more people. If you are opening a joint account, joint tenancy with rights of survivorship will be assumed unless other ownership is noted on your Account Application. You may also open an account to invest assets held in an existing personal trust.
Individual Retirement Accounts (IRAs)	You may open an account to fund a traditional IRA or a Roth IRA. There is a $10 annual maintenance fee per shareholder.
Uniform Gifts/Transfers to Minors Act (UGMA/UTMA) Accounts	These accounts are maintained by a custodian you choose (which may be you) on behalf of a minor. They provide a simple method for giving irrevocable gifts to children without having to establish a formal trust.
Coverdell Education Savings Accounts (formerly Education IRAs)	These accounts may be established on behalf of any child with a Social Security number and are used to save for higher education expenses. There is a $10 annual maintenance fee per shareholder.
Employer-Sponsored Retirement and Benefit Plans	You may be able to open an account as part of an employer-sponsored retirement or benefit plan, such as a 401(k) plan, 403(b) plan, SEP-IRA, or SIMPLE IRA. There is a $10 annual maintenance fee for individual 403(b) accounts, SEP-IRAs, and SIMPLE IRAs.
For an Organization	You may open an account for a trust, corporation, partnership, endowment, foundation, or other entity.

You may download or request the application you need for the account type you have selected at www.domini.com or by calling 1-800-582-6757.

Automatic transaction plans are available for all account types. Please see ‘‘Buying, Selling, and Exchanging Shares’’ for more information.

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Buying, Selling, and Exchanging Shares

The following chart describes all the ways you can buy, sell, and exchange Investor shares of the Domini Social Equity Fund, Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, Domini PacAsia Social Equity Fund, and Domini Social Bond Fund. If you need any additional information or assistance, please call 1-800-582-6757.

METHOD	INSTRUCTIONS
Mail[4] By Mail you may: Buy Sell Exchange	Domini Funds P.O. Box 9785 Providence, RI 02940-9785	For hand deliveries only: Domini Funds 101 Sabin Street Pawtucket, RI 02860-1427
To buy shares
• For your initial investment, complete an Account Application and mail it with your check.
• For subsequent investments, fill out the investment slip included with trade confirmations or account statements, or send a note with your check indicating the Fund name, the account number, and the dollar amount.
• Your check must be made payable to ‘‘Domini Funds.’’ Always include your account number on your check. Note: For our mutual protection, the Funds cannot accept cashier’s checks, money orders, checks made payable to third parties, starter checks, or travelers checks.
• Please note that if you purchase shares by check and you sell those shares soon after purchase, your redemption proceeds will not be sent to you until your check clears, which may take up to 8 business days after purchase.
To sell shares:
You must include the following information or your request may be returned:
• The Fund name
• The Fund account number
• The dollar amount or number of shares
• The signatures of all authorized signers exactly as they appear on the initial application
• A Medallion Signature Guarantee, if required (see ‘‘Additional Information on Selling Shares’’ below)
To exchange shares:
You must include the following information or your request may be returned:
• The Fund names
• The Fund account numbers
• The dollar amount or number of shares
• The signatures of all authorized signers exactly as they appear on the initial application

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METHOD	INSTRUCTIONS
Online[3,4] Online you may: Buy Sell Exchange	Current shareholders may buy, sell, and exchange shares online 24 hours a day by following these steps:
• Visit www.domini.com.
• Click the ‘‘Account Access’’ button.
• Online help is available at each screen.

Phone [1,2,3,4] By Phone you may: Buy Sell Exchange	Automated:
Current shareholders may buy, sell, and exchange shares using our automated telephone account access system 24 hours a day by following these steps:
• Dial 1-800-582-6757.
• Select ‘‘2’’ for automated account access.
• Select ‘‘1’’ for account information.
• Enter your account number followed by the pound sign (#).
• Enter your Personal Identification Number (PIN).
• Press ‘‘2’’ to process a transaction.
• At any time you may press ‘‘8’’ to return to the previous menu or ‘‘9’’ to return to the main menu.
Shareholder Services:
Current shareholders may buy, sell, and exchange shares by calling 1-800-582-6757, business days, 9 am to 5 pm, Eastern Time, by following these steps:
• Dial 1-800-582-6757.
• Press ‘‘2,’’ then press ‘‘0’’ to speak with a Shareholder Services representative.
Access to the automated telephone system may be limited during periods of peak demand, market volatility, system upgrades or maintenance, or for other reasons.

Bank Wire[4] By Bank Wire you may: Buy Sell	To buy shares:
	For your initial investment, complete an Account Application and mail it to Domini Funds at the address shown above for purchasing shares by mail.
	New accounts, call 1-800-582-6757 to obtain an account number before wiring funds.
	You must include the following information in your wire transfer or your money may be returned uninvested:
	• Bank:	PNC Bank
	• ABA:	031000053
	• Acct Name:	Domini Social Investments
	• Acct #:	8606905468
	• FBO:	Fund Name, Fund Number, Account Name, and Account Number at Domini Funds

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METHOD	INSTRUCTIONS
Bank Wire[4] (Continued)	To sell shares:
You may request receipt of redemption proceeds by wire online, in writing, or by speaking with a Shareholder Services representative at 1-800-582-6757.
To establish wire redemption privileges on a new account, fill out the appropriate area on the Account Application and attach a voided check.
If you would like to establish wire redemption privileges on an existing account, you must submit a written request that contains the following information:
• Bank name and address
• ABA/routing number
• Account name and number
• Account type (checking, money market, or savings)
A Medallion Signature Guarantee must be included on the letter (see ‘‘Additional Information on Selling Shares’’ below for more information).There is a $10 wire transfer fee (deducted directly from sale proceeds) and a $1,000 minimum wire amount. The wire transfer fee and the minimum wire amount may be waived for certain individuals and institutions at the Manager’s discretion.

(1)

First-time users will need to call 1-800-582-6757, business days, 9 am to 5 pm, Eastern Time, to obtain a PIN and to set up ACH (Automated Clearing House) privileges, which are necessary to use this service.

(2)

Neither the Funds nor their transfer agent or distributor will be liable for any loss, liability, cost, or expense for acting on telephone instructions believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please contact the Funds if you wish to suspend telephone redemption privileges.

(3)

Current shareholders may place ACH transactions online or through the automated telephone account access system. Your ACH transaction will be considered in good order on the date the payment for shares is received by the Funds. This may take up to 48 hours.

(4)

Redemptions or exchanges of shares made less than 30 days after settlement of purchase or acquisition through exchange will be subject to a redemption fee equal to 2% of the amount redeemed or exchanged, subject to certain exceptions. The redemption fee will be deducted from your proceeds and returned to the applicable Fund. If you acquired shares on different days, the ‘‘first in, first out’’ (FIFO) method is used to determine the holding period. This means that the shares you held the longest will be redeemed first for purposes of determining whether the redemption fee applies. This fee ensures that portfolio trading costs are borne by investors making the transaction and not by shareholders remaining in the Fund. Please see ‘‘Market Timing and Redemption Fee’’ below for additional information.

You may exchange all or a portion of your Fund shares into shares of the same class of any other available Domini Fund. You may also deposit redemption proceeds into the Domini Money Market Account.®

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Domini Money Market Account®

The Domini Money Market Account (DMMA) offered through ShoreBank is an FDIC-insured (up to certain limits) interest-bearing account with direct community development benefits. A DMMA is only available to individuals, trusts, and nonprofit organizations. You may open and maintain a DMMA at no charge, and take advantage of free check-writing (with a $500 minimum per check) and easy transfers by telephone to and from your Domini Fund account. Check-writing privileges are not available for IRA accounts. A DMMA investment is subject to certain terms and conditions. Please call 1-800-582-6757 or visit www.domini.com for more information. The rate of return for the DMMA will vary. The Domini Funds are not insured by the FDIC.

For more information on transferring assets from another mutual fund family, please call 1-800-582-6757.

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Automatic Transaction Plans

Automatic transaction plans are available for your convenience to purchase or to sell shares at specified intervals without having to manually initiate each transaction.

Automatic Investment Plan

Our Automatic Investment Plan allows you to have specified amounts automatically deducted from your bank account or Domini Money Market Account and invested in a Fund in monthly, quarterly, semi-annual, or annual intervals. This service can be established for your account at any time. Call 1-800-582-6757 for more information.

This service may take up to four weeks to begin. Also, due to the varying procedures to prepare, process, and forward the bank withdrawal information to the Funds, there may be periodic delays in posting the funds to your account.

Systematic Withdrawal Plan

If you own shares of a Fund with an aggregate value of $10,000 or more, you may establish a Systematic Withdrawal Plan under which shares will be sold, at net asset value, in the amount and for the periods specified (minimum $100 per payment). Shares redeemed under the plan will not be subject to any applicable redemption fees.

The amount of your investment in a Fund at the time you elect to participate in the Systematic Withdrawal Plan is referred to as your ‘‘initial account balance.’’ You may not redeem more than 10% of your initial account balance in any calendar year under the Systematic Withdrawal Plan.

Each Fund reserves the right to change the terms and conditions of the Systematic Withdrawal Plan and may cease offering the Systematic Withdrawal Plan at any time.

There is no charge to participate in the Systematic Withdrawal Plan. Call 1-800-582-6757 for more information.

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Dollar-Cost Averaging

One thing is certain: Markets fluctuate. Even experienced investors often find it impossible to accurately time a market, and to ‘‘buy low and sell high.’’

Dollar-cost averaging is a long-term investment strategy designed to avoid the pitfalls of timing the market by investing equal amounts of money at regular intervals (monthly, quarterly, and so on) over a long period of time.

The idea behind dollar-cost averaging is that an investor buys more shares at lower prices, and fewer shares at higher prices. Although the strategy doesn’t assure a profit or protect against a loss, over time, the average cost per share an investor pays through dollar-cost averaging is typically lower than the average share price over the same period.

The key to dollar-cost averaging is to stick with it for the long term, through periods of rising and falling markets. Strictly adhering to a long-term dollar-cost averaging strategy, however, is a good way to avoid the mistake of investing all of your money when the market is high. Before using this strategy, investors should consider their financial ability to continue making purchases in a declining market.

To facilitate dollar-cost averaging you may purchase Fund shares at regular intervals through the Fund’s Automatic Investment Plan.

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Additional Information on Selling Shares

Signature Guarantees

In order to protect your account from fraud, you are required to obtain a Medallion Signature Guarantee from a participating institution for any of the following:

•

Sales (redemptions) exceeding $100,000

•

Written sales requests, regardless of amount, made within 30 days following any changes in account registration

•

Redemptions made to a third party or to an address other than the address for which the account is registered (unless already established on your account)

The following types of institutions may participate in the Medallion Signature Guarantee program:

•

Banks

•

Savings institutions

•

Credit unions

•

Broker-dealers

•

Other guarantors acceptable to the Funds and their transfer agent

The Funds and their transfer agent cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud. There are different Medallion limits based on the amount of money being redeemed. Please ensure you obtain the proper Medallion. The Funds or their transfer agent may, at their option, request further documentation prior to accepting requests for redemptions.

Unusual Circumstances

Each Fund reserves the right to revise or terminate the telephone or the online redemption privilege at any time, without notice. In the event that a Fund suspends telephone redemption privileges, or if you have difficulty getting through on the phone, you will still be able to redeem your shares through the other methods listed above.

Each Fund may postpone payment of redemption proceeds under either of these circumstances:

•

During any period in which the New York Stock Exchange is closed or in which trading is restricted

•

If the SEC determines that an emergency exists

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Large Redemptions

It is important that you call the Funds before you redeem any amount in excess of $500,000. We must consider the interests of all Fund shareholders and so reserve the right to delay delivery of your redemption proceeds — up to 7 days — if the amount to be redeemed will disrupt a Fund’s operation or performance.

Each Fund reserves the right to pay part or all of the redemption proceeds in kind, i.e., in securities, rather than cash. If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities for cash.

In an effort to protect the Funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a Fund, except upon approval of the Manager.

Market Timing and Redemption Fee

The Funds are long-term investments. Market timers, who buy and sell rapidly in the hopes of making a short-term profit, drive up costs for all other shareholders, including long-term shareholders who do not generate these costs. Market timers can disrupt portfolio investment strategies, for example by causing a portfolio manager to sell securities to meet a redemption request when the manager might otherwise have continued to hold the securities, and may increase a Fund’s transaction costs, such as brokerage expenses. The Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, and Domini PacAsia Social Equity Fund may be more susceptible to market timing by investors seeking to take advantage of time zone arbitrage opportunities when events affecting the value of the Fund’s portfolio occur after the close of the overseas markets but prior to the close of the U.S. market and the calculation of the Fund’s NAV. Do not invest with the Domini Funds if you are a market timer.

The Board of Trustees has approved a redemption fee to discourage the Funds from being used as vehicles for frequent short-term shareholder trading. Each Fund will deduct a redemption fee of 2% from any redemption or exchange proceeds if you sell or exchange shares after holding them less than 30 days. The redemption fee will be deducted from your redemption proceeds and returned to the applicable Fund. If you acquired shares on different days, the ‘‘first in, first out’’ (FIFO) method is used to determine the holding period. This means that the shares you hold the longest will be redeemed first for purposes of determining whether the redemption fee applies.

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The redemption fee is not imposed on the following:

•

Shares acquired as a result of reinvestment of dividends or distributions

•

Shares purchased, exchanged, or redeemed by means of a preapproved Automatic Investment Plan or Systematic Withdrawal Plan arrangement

•

Shares redeemed or exchanged by omnibus accounts maintained by intermediaries that are unable or unwilling to process the redemption fee

•

Shares redeemed or exchanged through certain qualified retirement plans that are unable or unwilling to process the redemption fee

•

Shares redeemed following the death of a shareholder

•

Shares redeemed on the initiation of a Fund (e.g., for failure to meet account minimums)

•

Class R shares purchased prior to November 30, 2004

•

Share redemptions or exchanges of $25,000 or less

•

Shares transferred from one class to another class of the same Fund

•

Shares redeemed as a result of any changes in account registration

The Funds’ Board of Trustees has also approved methods for the fair valuation of securities held in each Fund’s portfolio in an effort to deter market timing activities. Please see ‘‘How the Price of Your Shares Is Determined — How is the value of securities held by the Funds determined?’’ for more information.

In addition, the Funds’ Board of Trustees has adopted policies and procedures that are designed to discourage and detect excessive trading and market timing activities. These policies and procedures provide that Domini reviews transactions in excess of certain thresholds in order to monitor trading activity. If Domini suspects a pattern of market timing, we may reject the transaction, close the account, and/or suspend or terminate the broker if possible to prevent any future activity. The Funds do not knowingly accommodate excessive trading and market timing activities.

In certain circumstances, a financial intermediary, such as a broker, advisor, retirement plan, or third party administrator, will hold Fund shares on behalf of multiple beneficial owners in an omnibus account. The Funds do not know the identity of shareholders who hold shares through an omnibus account and must rely on the systems of the financial intermediary for that information. Consequently, the Funds’ ability to monitor trading or detect market timing in omnibus accounts may be limited. The Funds’ distributor, in accordance with applicable law, enters into agreements with financial intermediaries that require the intermediaries to provide certain information to the Funds to help identify excessive trading activity and to restrict or prohibit future purchases or exchanges of Fund shares by shareholders identified as having violated the Funds’ policies.

Financial intermediaries may apply purchase and exchange limitations that are different from the limitations imposed by the Funds. If you purchase,

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exchange, or sell Fund shares through a financial intermediary, you should check with your intermediary to determine what purchase and exchange limitations are applicable to your transactions.

Certain financial intermediaries are unable or unwilling to charge the Funds’ redemption fee as described above or may charge a different redemption fee. Some financial intermediaries will not apply one or more of the exemptions listed above or may exempt transactions not listed above in determining whether to charge a redemption fee. There are no assurances that financial intermediaries will properly assess the Funds’ redemption fee even in circumstances where they agree to do so. The Funds reserve the right to charge the redemption fee with respect to one or more transactions through a financial intermediary if the intermediary provides the Funds with the necessary information to determine if the redemption fee should be imposed. If you purchase, exchange, or sell Fund shares through a financial intermediary, you should check with your intermediary to determine which of your transactions will be subject to a redemption fee.

Because the Funds may not be able to detect all instances of market timing, there is no guarantee that the Funds will be able to identify, deter, or eliminate market timing or excessive trading of Fund shares.

IMPORTANT: Once a redemption order is placed, the transaction cannot be cancelled by the shareholder.

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How the Price of Your Shares Is Determined

The price of your shares is based on the net asset value of the applicable class of shares of the Fund that you hold. The net asset value (or NAV) of each class of shares of each Fund is determined as of the close of regular trading on the New York Stock Exchange, normally 4 pm, Eastern Time, on each day the Exchange is open for trading. This calculation is made by deducting the amount of the liabilities (debts) of the applicable class of shares of the applicable Fund, from the value of its assets, and dividing the difference by the number of outstanding shares of the applicable class of the Fund.

Net Asset Value (NAV) =	Total Assets - Total Liabilities Number of Shares Outstanding

To calculate the value of your investment, simply multiply the NAV by the number of shares of the Fund you own.

How can I find out the NAV of my shares?

You may obtain the NAV for your shares 24 hours a day online at www.domini.com or by phone by calling 1-800-582-6757 from a touch-tone phone and accessing our automated telephone system.

Newspaper Listings: This information is also listed in the mutual fund listings of most major newspapers. The Investor shares of the Domini Social Equity Fund, Domini European Social Equity Fund and Domini Social Bond Fund are most commonly listed as Dom Soc Inv-Soc Eq, Domini Soc Inv-Euro Soc Eq and Dom Soc Inv-Soc Bd, respectively. As of the date of this prospectus, the listing for the Investor shares of the Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, and Domini PacAsia Social Equity Fund are not yet available.

Quarterly Statements: You will also receive this information quarterly, on your account statement.

How do you determine what price I will get
when I buy shares?

Investments will be processed at the next share price calculated after an order is received in good order and accepted by a Fund or its designated agent. Please note that purchase requests received after the share price has been calculated for any Fund, normally 4 pm, Eastern Time, will be processed at the next share price that is calculated by the Fund the next business day a Fund’s share price is calculated.

For current shareholders who place ACH transactions online or through the automated telephone account access system, please note that your ACH transaction will be considered in good order on the date the payment for shares is received by the Funds. This may take up to 48 hours.

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Each Fund may stop offering its shares for sale at any time and may reject any order for the purchase of its shares.

How do you determine what price I will get
when I sell shares?

When you sell shares, you will receive the next share price that is calculated after your sale request is received by the Funds or its designated agent in good order. (See ‘‘What Is ‘Good Order’?’’ above for more information.) Please note that redemption requests received after the share price has been calculated for any Fund, normally 4 pm, Eastern Time, will be processed at the next share price that is calculated by the Fund the next business day a Fund’s share price is calculated.

The appropriate Fund will normally pay for the shares on the next day the New York Stock Exchange is open for trading, but in any event within 7 days. Sales of shares made less than 30 days after settlement of a purchase or acquisition through exchange will be subject to an early redemption fee, with certain exceptions. (See ‘‘Additional Information on Selling Shares — Market Timing and Redemption Fee’’ above for more information.) If you purchased the shares you are selling by check, a Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 8 business days from the purchase date. Each Fund may pay redemption proceeds by check or, if you have completed the appropriate box on the Account Application, by wire transfer.

Access to the automated telephone system and online processing may be limited during periods of peak demand, market volatility, system upgrades or maintenance, or for other reasons.

How is the value of securities held by the Funds
determined?

Each Fund typically uses market prices to value securities. However, when a market price is not available, or when a Fund has reason to believe that the price does not represent market realities, the Fund will value securities instead by using methods approved by the Fund’s Board of Trustees. When a Fund uses fair value pricing, a Fund’s value for a security may be different from quoted market values or what a Fund would receive upon the sale of such security. Each short-term obligation (with a remaining maturity of 60 days or less) is valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.

Because the Domini Social Equity Fund invests primarily in the stocks of large-cap U.S. companies that are traded on U.S. exchanges, it is expected that there would be limited circumstances in which the Fund would use fair value pricing — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV. In addition, the Domini Social Bond Fund may invest, for example, in certain community development investments for

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which a market price might not readily be available, provided that the Fund may not invest more than 15% of its net assets in illiquid securities. In those circumstances, the fair value of the community development investment is determined by using methods approved by the Fund’s Board of Trustees.

The Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, and Domini PacAsia Social Equity Fund invest primarily in the stocks of companies based in Europe and/or the Asia-Pacific region. Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 pm Eastern Time except under the circumstances described below. Most non-U.S. markets close before 4 pm Eastern Time. If the Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, or Domini PacAsia Social Equity Fund determines that developments between the close of the non-U.S. market and 4 pm Eastern Time will, in its judgment, materially affect the value of some or all of the Fund’s securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 pm Eastern Time. In deciding whether to make these adjustments, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the Fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Please note that the Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, and Domini PacAsia Social Equity Fund hold securities that are primarily listed on foreign exchanges that may trade during hours, on weekends, or on other days when a Fund does not price its shares. Therefore, the value of the securities held by the Funds may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Fund Statements and Reports

Householding

To keep the Funds’ costs as low as possible, and to conserve paper, where practical we attempt to eliminate duplicate mailings to the same address. When we find that two or more Fund shareholders have the same last name and address, rather than send a separate report to each shareholder, we will send just one report to that address. If your household is receiving separate mailings that you feel are unnecessary, or if you want us to send separate statements, notify our Shareholder Services department at 1-800-582-6757.

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Confirmation Statements

Statements confirming the trade date and the amount of your transaction are sent each time you buy, sell, or exchange shares. Confirmation statements are not sent for reinvested dividends or for purchases made through automatic investment plans. Always verify your transactions by reviewing your confirmation statement carefully for accuracy. Please report any discrepancies promptly to our Shareholder Services department at 1-800-582-6757.

Fund Financial Reports

The Funds’ Annual Report is mailed in September, and the Funds’ Semi-Annual Report is mailed in March. These reports include information about a Fund’s performance, as well as a complete listing of that Fund’s holdings. You may choose to receive these reports by email rather than hard copy by signing up for e-delivery at www.domini.com. The Funds’ most recent reports are available online at www.domini.com.

Tax Statements

Each year we will send you a statement reporting the previous year’s dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement accounts as required by the IRS. Statements are generally mailed in January.

Dividends and Capital Gains

Each Fund pays to its shareholders substantially all of its net income in the form of dividends. Dividends from net income (excluding capital gains), if any, are typically paid by the Domini Social Equity Fund, Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund, and Domini PacAsia Social Equity Fund semi-annually (usually in June and December), and by the Domini Social Bond Fund monthly. Any capital gain dividends are distributed annually in December.

You may elect to receive dividends either by check or in additional shares. Unless you choose to receive your dividends by check, all dividends will be reinvested in additional shares. In either case, dividends are normally taxable to you in the manner described below.

Taxes

This discussion of taxes is for general information only. You should consult your own tax advisor about your particular situation and the status of your account under state and local laws.

Taxability of Dividends

Each year the Funds will mail you a report of your dividends for the prior year and how they are treated for federal tax purposes. If you are otherwise subject to federal income taxes, you will normally have to pay

Shareholder Manual  A-19

federal income taxes on the dividends you receive from the Funds, whether you take the dividends in cash or reinvest them in additional shares. For taxable years beginning before January 1, 2011, noncorporate shareholders will be taxed at reduced rates on distributions designated by a Fund as ‘‘qualified dividend income.’’ Dividends designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other dividends are generally taxable as ordinary income. Some dividends paid in January may be taxable to you as if they had been paid the previous December.

Buying a Dividend

Dividends paid by a Fund will reduce that Fund’s net asset value per share. As a result, if you buy shares just before a Fund pays a dividend, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a dividend on which you may need to pay tax.

Taxability of Transactions

Any time you sell or exchange shares held in a nonretirement account, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

IMPORTANT: By law, you must certify that the Social Security or taxpayer identification number you provide to a Fund is correct and that you are not otherwise subject to backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for your credit) taxes, at a current rate of 28%, from certain distributions and proceeds they pay you if you fail to provide this information or otherwise violate IRS requirements.

Anti-Money Laundering

As part of our required anti-money laundering program, we may ask you to provide various identification documents or other information when you open or make certain significant changes to your account. Until you provide the information or documents required, you may not be able to open an account or effect additional transactions.

A-20  Shareholder Manual

Rights Reserved by the Funds

Each Fund and its agents reserve the following rights:

•

To waive or change investment minimums

•

To refuse any purchase or exchange order

•

To stop selling shares at any time

•

To change, revoke, or suspend the exchange privilege

•

To suspend telephone transactions

•

To reject any purchase or exchange order (including, but not limited to, orders that involve, in the Manager’s opinion, excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder

•

To change or implement additional policies designed to prevent excessive trading

•

To adopt policies requiring redemption of shares in certain circumstances

•

To freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is a reason to believe a fraudulent transaction may occur

•

To otherwise modify the conditions of purchase and any services at any time

•

To act on instructions believed to be genuine

•

To notify shareholders and redeem accounts (other than retirement and Automatic Investment Plan accounts) with a value of less than $1,500

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of a Fund.

Shareholder Manual  A-21

FINANCIAL HIGHLIGHTS

TO BE UPDATED BY AMENDMENT

Domini Social Equity Fund

INVESTOR SHARES

Domini Social Equity Fund

CLASS R SHARES

Domini European Social Equity Fund

INVESTOR SHARES

Domini EuroPacific Social Equity Fund

INVESTOR SHARES

Domini PacAsia Social Equity Fund

INVESTOR SHARES

Domini Social Bond Fund

INVESTOR SHARES

Domini Social Investments,® Domini Social Equity Fund,® Domini Social Bond Fund,® Domini Money Market Account,® The Way You Invest Matters,® and domini.com® are registered service marks of Domini Social Investments LLC. Domini European Social Equity Fund,SM Domini PacAsia Social Equity Fund,SM and Domini EuroPacific Social Equity FundSM are service marks of Domini Social Investments LLC. The Domini Community Impact Gradient is copyright Domini Social Investments LLC.

For Additional Information

Annual and Semi-Annual Reports

Additional information about a Fund’s investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. These reports include a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year, as well as a complete listing of each Fund’s holdings. They are available by mail from Domini Social Investments, or online at www.domini.com.

Statement of Additional Information

The Funds’ Statement of Additional Information contains more detailed information about each Fund and its management and operations. The Statement of Additional Information is incorporated by reference into this prospectus and is legally part of it. It is available by mail from Domini Social Investments, or online at www.domini.com.

Proxy Voting and Social and Environmental Standards

Visit www.domini.com for more complete information about Domini Social Investments’ proxy voting policies and procedures, to view the Domini Funds’ current proxy voting decisions, to learn more about the firm’s shareholder activism program, and for more information about the social and environmental standards Domini uses to evaluate Fund holdings.

Contact Domini

To make inquiries about the Funds or obtain copies of any of the above free of charge, call 1-800-582-6757 or write to this address:

Domini Social Investments
P.O. Box 9785
Providence, RI 02940-9785

Website:To learn more about the Funds or about socially responsible investing, visit us online at www.domini.com.

Securities and Exchange Commission

Information about the Funds (including the Statement of Additional Information) is available on the EDGAR database on the SEC’s website, www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the following email address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102. You may also visit the SEC’s Public Reference Room in Washington, D.C. For more information about the Public Reference Room you may call the SEC at 1-202-942-8090.

File No. 811-5823

Domini

SOCIAL INVESTMENTS®

What's Inside

- The Domini Funds' investment objectives and strategies
- Our social and environmental standards
- Details on fees, risks, and expenses
- Shareholder Manual

1-800-582-6757
www.domini.com

Pro 113007

Domini Social Equity Fund®
Investor Shares: CUSIP 257132100
Class R Shares: CUSIP 257132308

Domini European Social Equity Fund℠
Investor Shares: CUSIP 257132506

Domini EuroPacific Social Equity Fund℠
Investor Shares: CUSIP 257132704

Domini PacAsia Social Equity Fund℠
Investor Shares: CUSIP 257132605

Domini Social Bond Fund®
Investor Shares: CUSIP 257132209

Text; 100% recycled, 40% post-consumer waste, processed chlorine-free
Cover; 100% recycled, 100% post-consumer waste, processed chlorine-free

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 30, 2007

                            DOMINI SOCIAL EQUITY FUND
                       DOMINI EUROPEAN SOCIAL EQUITY FUND
                      DOMINI EUROPACIFIC SOCIAL EQUITY FUND
                        DOMINI PACASIA SOCIAL EQUITY FUND
                             DOMINI SOCIAL BOND FUND

                 each a series of DOMINI SOCIAL INVESTMENT TRUST

TABLE OF CONTENTS                                                           PAGE

1.  The Funds.............................................................     2

2.  Investment Information................................................     4

3.  Determination of Net Asset Value; Valuation of Portfolio Securities;

[PAGE NUMBERS TO BE UPDATED BY AMENDMENT]

This Statement of Additional Information sets forth information that may be of interest to investors but that is not necessarily included in the Funds'
Prospectus dated November 30, 2007, as amended from time to time. This Statement of Additional Information should be read in conjunction with the Prospectus.
This Statement of Additional Information incorporates by reference the financial statements described on page [73] hereof. These financial statements can be found in the Funds' Annual Report to Shareholders. An investor may obtain copies of the Funds' Prospectus and Annual Report without charge from Domini Social
Investments by calling 1-800-582-6757 or online at www.domini.com.

This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.

                                  1. THE FUNDS

The Domini Social Equity Fund (the "Equity Fund"), the Domini European Social
Equity Fund (the "European Equity Fund"), the Domini EuroPacific Social Equity
Fund (the "EuroPacific Equity Fund"), the Domini PacAsia Social Equity Fund (the
"PacAsia Equity Fund") and the Domini Social Bond Fund (the "Bond Fund," and
collectively with the Equity Fund, EuroPacific Equity Fund, PacAsia Equity Fund,
and European Equity Fund, the "Funds") are each no-load, diversified, open-end management investment companies. Each Fund is a series of shares of beneficial interest of Domini Social Investment Trust (the "Trust"), which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 7,
1989, and commenced operations on June 3, 1991. Prior to January 20, 2000, the name of the Trust was "Domini Social Equity Fund."

The Equity Fund, European Equity Fund, EuroPacific Equity Fund, and PacAsia
Equity Fund are each referred to herein as a "Feeder Fund" and, collectively, as the "Feeder Funds."

Each Fund offers to buy back (redeem) its shares from its shareholders at any time at net asset value. References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Funds, as amended or supplemented from time to time.

Domini Social Investments LLC ("Domini" or the "Manager") is the Funds' sponsor.
Domini supervises the overall administration of the Equity Fund, European Equity
Fund, EuroPacific Equity Fund, and PacAsia Equity Fund, and provides investment advisory and administrative services to the Bond Fund. The Board of Trustees provides broad supervision over the affairs of each Fund. Shares of each Fund are continuously sold by DSIL Investment Services LLC, the Funds' distributor
("DSILD" or the "Distributor"). An investor should obtain from Domini, and should read in conjunction with the Prospectus, the materials describing the procedures under which Fund shares may be purchased and redeemed.

The Equity Fund pursues its investment objective by investing its assets in the
Domini Social Equity Trust (the "Equity Trust") (formerly, the Domini Social
Index Trust), a diversified, open-end management investment company having the same investment objective as the Equity Fund. The Equity Trust seeks to achieve its investment objective by investing primarily in stocks of U.S. companies. The
Equity Trust seeks to invest in stocks that are consistent with Domini's social and environmental standards. Domini is the Equity Trust's investment manager.
Domini evaluates the Equity Trust's potential investments against its social and environmental standards based on the businesses in which they engage, as well as, on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors and suppliers.
Wellington Management Company, LLP, is the Equity Trust's investment Submanager
("Wellington Management"). Wellington Management manages the investments of the
Equity Trust from day to day in accordance with the Equity Trust's investment objective and policies. Wellington Management uses a proprietary quantitative model to select investments from among those Domini has determined are eligible for investment.

The European Equity Fund pursues its investment objective by investing its assets in the Domini European Social Equity Trust (the "European Equity Trust"),
a diversified, open-end management investment company having the same investment objective as the European Equity Fund. The European Equity Trust seeks to achieve its investment objective by investing primarily in stocks of European companies. Domini is the European Equity Trust's investment manager. Domini evaluates the European Equity Trust's potential investments against its social and environmental standards based on the businesses in which they engage, as well as, on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors and suppliers.
Wellington Management is the European Equity Trust's investment submanager.
Wellington Management manages the investments of

                                        2

the European Equity Trust from day to day in accordance with the European Equity
Trust's investment objective and policies. Wellington Management uses a proprietary quantitative model to select investments from among those Domini has determined are eligible for investment.

The EuroPacific Equity Fund pursues its investment objective by investing its assets in the Domini EuroPacific Social Equity Trust (the "EuroPacific Equity
Trust"), a diversified, open-end management investment company having the same investment objective as the EuroPacific Equity Fund. The EuroPacific Equity
Trust seeks to achieve its investment objective by investing primarily in stocks of European and Asian Pacific companies. Domini is the EuroPacific Equity
Trust's investment manager. Domini evaluates the European Equity Trust's potential investments against its social and environmental standards based on the businesses in which they engage, as well as, on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors and suppliers. Wellington Management is the EuroPacific
Equity Trust's investment submanager. Wellington Management manages the investments of the EuroPacific Equity Trust from day to day in accordance with the EuroPacific Equity Trust's investment objective and policies. Wellington
Management uses a proprietary quantitative model to select investments from among those Domini has determined are eligible for investment.

The PacAsia Equity Fund pursues its investment objective by investing its assets in the Domini PacAsia Social Equity Trust (the "PacAsia Equity Trust"), a
diversified, open-end management investment company having the same investment objective as the PacAsia Equity Fund. The PacAsia Equity Trust seeks to achieve its investment objective by investing primarily in stocks of Asian Pacific companies. Domini is the PacAsia Equity Trust's investment manager. Domini evaluates the European Equity Trust's potential investments against its social and environmental standards based on the businesses in which they engage, as well as, on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors and suppliers.
Wellington Management is the PacAsia Equity Trust's investment submanager.
Wellington Management manages the investments of the PacAsia Equity Trust from day to day in accordance with the PacAsia Equity Trust's investment objective and policies. Wellington Management uses a proprietary quantitative model to select investments from among those Domini has determined are eligible for investment.

The Equity Trust, European Equity Trust, EuroPacific Equity Trust, and PacAsia
Equity Trust (each a "Master Fund" and collectively the "Master Funds") are each a series of the Domini Social Trust. Prior to August 1, 2005, the Domini Social
Trust was named the Domini Social Index Portfolio.

The Bond Fund seeks to achieve its investment objective by investing primarily in bonds and other debt instruments. Domini is the Bond Fund's investment manager. Domini evaluates potential corporate debt instruments against its social and environmental standards based on the businesses in which they engage, as well, as on the quality of their relations with key stakeholders, including communities, customers, ecosystems, employees, investors and suppliers. Seix
Advisors ("Seix" or the "Bond Fund Submanager") is the Bond Fund's investment submanager. Seix manages the investments of the Bond Fund from day to day in accordance with the Fund's investment objective and policies. Seix uses proprietary analytical tools to select investments.

Wellington Management and Seix are collectively referred to herein as the
"Submanagers," and each a "Submanager."

                            2. INVESTMENT INFORMATION

                              INVESTMENT OBJECTIVES

The EQUITY FUND's objective is to seek to provide its shareholders with long-term total return. The Fund seeks its objective by investing primarily in stocks of U.S. companies.

                                        3

The EUROPEAN EQUITY FUND's objective is to seek to provide its shareholders with long-term total return. The Fund seeks its objective by investing primarily in stocks of European companies.

The EUROPACIFIC EQUITY FUND's objective is to seek to provide its shareholders with long-term total return. The Fund seeks its objective by investing primarily in stocks of European and Asian Pacific companies.

The PACASIA EQUITY FUND's objective is to seek to provide its shareholders with long-term total return. The Fund seeks its objective by investing primarily in stocks of Asian Pacific companies.

The BOND FUND's objective is to seek to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments.

The investment objective of a Fund may be changed without the approval of that
Fund's shareholders, but not without written notice thereof to shareholders 30 days prior to implementing the change. If there is a change in a Fund's investment objective, shareholders of that Fund should consider whether the Fund remains an appropriate investment in light of their financial positions and needs. The investment objective of a Master Fund may also be changed without the approval of the investors in the Master Fund, but not without written notice thereof to the investors in the Master Fund (and notice by the applicable Feeder
Fund to its shareholders) 30 days prior to implementing the change. There can, of course, be no assurance that the investment objective of any Fund or Master
Fund will be achieved.

                      INFORMATION CONCERNING FUND STRUCTURE

Unlike other mutual funds that directly acquire and manage their own portfolio securities, each of the EQUITY FUND, EUROPEAN EQUITY FUND, EUROPACIFIC EQUITY
FUND, and the PACASIA EQUITY FUND pursues its investment objective by investing all of its investable assets in a separate registered investment company with the same investment objective as the Fund. The Equity Fund, European Equity
Fund, EuroPacific Equity Fund, and PacAsia Equity Fund invest all of their assets in the Equity Trust, European Equity Trust, EuroPacific Equity Trust, and
PacAsia Equity Trust, respectively. In addition to selling beneficial interests to a Feeder Fund, a Master Fund may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Master Fund on the same terms and conditions as the applicable Feeder Fund and will bear a proportionate share of the Master Fund's expenses. However, the other investors investing in a Master Fund are not required to sell their shares at the same public offering price as the applicable Feeder Fund due to variations in sales commissions and other operating expenses. Investors in a Feeder Fund should be aware that differences in sales commissions and operating expenses may result in differences in returns experienced by investors in the different funds that invest in the applicable Master Fund. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Master Funds is available from the Manager at 212-217-1100.

Smaller funds investing in a Master Fund may be materially affected by the actions of larger funds investing in that Master Fund. For example, if a large fund withdraws from a Master Fund, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, a Master
Fund may become less diverse, resulting in increased portfolio risk. This possibility also exists for traditionally structured funds that have large or institutional investors. Also, funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund. Certain changes in a Master Fund's investment objective, policies, or

                                        4

restrictions may require the applicable Feeder Fund to withdraw its interest in that Master Fund. Any such withdrawal could result in a distribution "in kind"
of portfolio securities (as opposed to a cash distribution) from the Master
Fund. If securities are distributed, the Feeder Fund could incur brokerage, tax, or other charges in converting the securities to cash. In addition, the distribution "in kind" may result in a less diversified portfolio of investments or adversely affect the liquidity of the Feeder Fund. Notwithstanding the above, there are other potential means for meeting shareholder redemption requests, such as borrowing.

The Board of Trustees believes that the aggregate per share expenses of each
Feeder Fund and its applicable Master Fund are less than or approximately equal to the expenses that the Feeder Fund would incur if it retained the services of an investment manager and an investment submanager and invested directly in the types of securities being held by the Master Fund.

A Feeder Fund may withdraw its investment from the Master Fund in which it invests at any time if the Board of Trustees determines that it is in the best interests of the Fund's shareholders to do so. A Feeder Fund may realize taxable income as the result of receiving a distribution of cash in connection with a withdrawal of its investment from the Master Fund in which it invests. In addition, any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution) from the Master Fund in which it invests. If securities are distributed, a Feeder Fund may incur brokerage, tax, or other charges in converting the securities to cash. A Feeder
Fund may also realize taxable income as the result of receiving an "in kind"
distribution in connection with any such withdrawal or as the result of contributing securities it receives from the Master Fund in which it invests to another pooled investment entity. Upon any such withdrawal, the Board of
Trustees of the Feeder Fund would consider what action might be taken, including the investment of all the assets of the Feeder Fund in another pooled investment entity having the same investment objective as the Feeder Fund or the retention of an investment advisor to manage the Feeder Fund's assets in accordance with the investment policies described above with respect to the Master Fund in which it invests. In the event the Trustees of the Feeder Fund were unable to find a substitute investment company in which to invest the Feeder Fund's assets and were unable to secure directly the services of an investment manager (in the case of the Equity Fund) and/or investment submanager, the Trustees would seek to determine the best course of action.

The BOND FUND invests directly in securities and does not invest through a
Master Fund.

The Equity Fund offers two classes of shares, Investor shares and Class R shares. Class R shares are generally available only to certain eligible retirement plans, including 401(k) plans, 457 plans, employer-sponsored 403(b)
plans, profit sharing and money purchase pension plans, defined benefit plans, and nonqualified deferred compensation plans. The sponsors of these retirement plans provide various shareholder services to the accounts. Class R shares are not generally available to retail nonretirement accounts. Other investors may purchase Investor shares of the Funds. The European Equity Fund, EuroPacific
Equity Fund, PacAsia Equity Fund, and Bond Fund only offer Investor shares as of the date of this Statement of Additional Information.

                               INVESTMENT POLICIES

The following supplements the information concerning the Funds' and the Master
Funds' investment policies contained in the Prospectus and should only be read in conjunction therewith. References to a Master Fund include the Feeder Fund that invests in such Master Fund, and references to a Feeder Fund include the
Master Fund in which it invests, unless in either case the context otherwise requires.

                                        5

EQUITY FUND, EUROPEAN EQUITY FUND, EUROPACIFIC EQUITY FUND, PACASIA FUND (EACH A
"STOCK FUND" AND COLLECTIVELY THE "STOCK FUNDS")

Common Stock

Each Stock Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. Common stocks do not represent an obligation of the issuer, and do not offer the degree of protection of debt securities. The issuance of debt securities or preferred stock by an issuer will create prior claims that could adversely affect the rights of holders of common stock with respect to the assets of the issuer upon liquidation or bankruptcy.

Preferred Stock

Each Stock Fund may invest in preferred stocks. Preferred stocks, like common stocks, represent an equity ownership in an issuer, but generally have a priority claim over common stocks, but not over debt, with respect to dividend payments and upon the liquidation or bankruptcy of the issuer. Therefore, preferred stock is subject to the credit risk of the issuer, but because of its subordinate position to debt obligations of the issuer, the deterioration of the credit of an issuer is likely to cause greater decreases in the value of preferred stock than in more senior debt obligations. The market value of preferred stocks with no conversion rights and fixed dividend rates, like fixed-income securities, tends to move inversely with interest rates, with the price determined by the dividend rate. However, because most preferred stocks do not have a fixed maturity date (although they may have call features giving the issuer the right to call the securities under certain circumstances or redemption features giving the holder the right to cause the issuer to repurchase the securities under certain circumstances), these securities generally will fluctuate more in value when interest rates change than, for example, debt issued by the same issuer. Some preferred stocks may pay dividends at an adjustable rate, based on an auction, an index, or other formula. In the absence of credit deterioration, adjustable-rate preferred stocks tend to have less price volatility than fixed-rate preferred stocks.

Unlike common stocks, preferred stocks do not typically have voting rights. Some preferred stocks have convertible features.

Warrants

Each Fund may invest in warrants. Warrants are securities that permit, but do not obligate, their holder to subscribe for other securities. Warrants are subject to the same market risks as stocks, but may be more volatile in price.
Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Concentration

It is a fundamental policy of each Fund that it may not invest more than 25% of the total assets of the Fund in any one industry. If the Fund were to concentrate its investments in a single industry, the Fund would be more

                                        6

susceptible to any single economic, political, or regulatory occurrence than would be another investment company that was not so concentrated.

Smaller Market Capitalization Companies

Investments in companies with smaller market capitalizations, including companies generally considered to be small-cap issuers and medium-sized companies, may involve greater risks and volatility than investments in larger companies. Companies with smaller market capitalizations may be at an earlier stage of development, may be subject to greater business risks, may have limited product lines, limited financial resources, and less depth in management than more established companies. In addition, these companies may have difficulty withstanding competition from larger, more established companies in their industries. The securities of companies with smaller market capitalizations may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus may create a greater chance of loss than investing in securities of larger-capitalization companies. In addition, transaction costs in smaller-capitalization stocks may be higher than those of larger-capitalization companies.

Derivatives

Each Stock Fund may use various investment strategies described below to hedge market risks (such as broad or specific market movements and currency exchange rates), or to seek to increase the Fund's income or gain.

Each Stock Fund may purchase and sell single stock, currency, or stock index futures contracts and enter into currency transactions; purchase and sell (or write) exchange-listed and over-the-counter ("OTC") put and call options on securities, currencies, futures contracts, indexes, and other financial instruments; enter into equity swaps and related transactions; and invest in indexed securities and other similar transactions that may be developed in the future to the extent that the Stock Funds' Submanager determines that they are consistent with the applicable Stock Fund's investment objective and policies and applicable regulatory requirements (collectively, these transactions are referred to as "Derivatives"). A Stock Fund's currency transactions may take the form of currency forward contracts, currency futures contracts and options thereof, currency swaps, and options on currencies.

The Stock Funds are operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the Stock Funds, from registration as a "commodity pool operator" with respect to the Stock Funds under the Commodity Exchange Act, and therefore are not subject to registration or regulation with respect to the Stock Funds under the Commodity Exchange Act.
The use of certain Derivatives in certain circumstances will require that the
Stock Funds segregate cash or other liquid assets to the extent the European
Equity Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency. See "Use of Segregated and Other Special Accounts" below.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and to the extent the Submanager's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in significantly greater losses than if it had not been used. See
"Risk Factors Associated with Derivatives" below. The degree of a Stock Fund's use of Derivatives may be limited by certain provisions of the Code. See
"Effects of Certain Investments and Transactions" below.

CURRENCY TRANSACTIONS. Each Stock Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in

                                        7

particular currencies against fluctuations in relative value or to generate income or gain. Currency transactions include currency forward contracts, exchange-listed currency futures contracts and options thereon, exchange-listed and OTC options on currencies, and currency swaps. A currency forward contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference between two or more currencies and operates similarly to an equity swap, which is described below under "Equity Swaps and Related Transactions." The Stock Funds may enter into currency transactions only with counterparties that the Stock Funds' Submanager deems to be creditworthy.

Each Stock Fund may enter into currency forward contracts when the Submanager believes that the currency of a particular country may suffer a substantial decline against the U.S. dollar. In those circumstances, each Stock Fund may enter into a currency forward contract to sell, for a fixed amount of U.S.
dollars, the amount of that currency approximating the value of some or all of the Fund's portfolio securities denominated in such currency. Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Stock Fund, which will generally arise in connection with the purchase or sale of the Stock Fund's portfolio securities or the receipt of income from them. Position hedging is entering into a currency transaction with respect to portfolio securities positions denominated or generally quoted in that currency. No Stock Fund will enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held by the Stock Fund that are denominated or generally quoted in or currently convertible into the currency, other than with respect to proxy hedging as described below.

Each Stock Fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the Stock Fund has or in which the Stock Fund expects to have exposure. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, each Stock Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Stock Fund's holdings are exposed is difficult to hedge generally or difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of the Stock Fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the Stock Fund's securities denominated in linked currencies.

Currency transactions are subject to risks different from other portfolio transactions, as discussed below under "Risk Factors Associated with
Derivatives." If a Stock Fund enters into a currency hedging transaction, the
Fund will comply with the asset segregation requirements described below under
"Use of Segregated and Other Special Accounts."

FUTURES CONTRACTS. Each Stock Fund may trade futures contracts: (1) on domestic and foreign exchanges on currencies; and (2) on domestic and foreign exchanges on single stocks and stock indexes. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract

                                        8

creates a firm obligation by the Stock Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount). A Stock Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the
Commodity Futures Trading Commission (CFTC). Maintaining a futures contract or selling an option on a futures contract will typically require a Stock Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances particularly in the case of single stock futures). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The value of all futures contracts sold by a Stock Fund (adjusted for the historical volatility relationship between the Stock Fund and the contracts) will not exceed the total market value of the Stock Fund's securities. In addition, the value of the Stock
Fund's long futures and options positions (futures contracts on single stocks, stock indexes, or foreign currencies and call options on such futures contracts)
will not exceed the sum of: (a) liquid assets segregated for this purpose; (b)
cash proceeds on existing investments due within 30 days; and (c) accrued profits on the particular futures or options positions. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts."

SINGLE STOCK FUTURES. Recent legislation permits the trading on U.S. exchanges of standardized futures contacts on individual equity securities, such as common stocks, exchange-traded funds, and American Depository Receipts, as well as narrow-based securities indexes, generally called security futures contracts or
"SFCs." As with other futures contracts, a SFC involves an agreement to purchase or sell in the future a specific quantity of shares of a security or the component securities of the index. The initial margin requirements (typically
20%) are generally higher than with other futures contracts. Trading SFCs involves many of the same risks as trading other futures contracts, including the risks involved with leverage, and losses are potentially unlimited. Under certain market conditions, for example if trading is halted due to unusual trading activity in either the SFC or the underlying security due to recent new events involving the issuer of the security, it may be difficult or impossible for a fund to liquidate its position or manage risk by entering into an offsetting position. In addition, the prices of the SFCs may not correlate as anticipated with the prices of the underlying security. And unlike options on securities in which a fund may invest, where the fund had a position in a SFC, the fund has both the right and the obligation to buy or sell the security at a future date, or otherwise offset its position.

OPTIONS. In order to hedge against adverse market shifts or to increase income or gain, each Stock Fund may purchase put and call options or write "covered"
put and call options on futures contracts on stock indexes, and currencies. In addition, in order to hedge against adverse market shifts or to increase its income, each Stock Fund may purchase put and call options and write "covered"
put and call options on securities, indexes, currencies, and other financial instruments. Each Stock Fund may utilize options on currencies in order to hedge against currency exchange rate risks. A call option is "covered" if, so long as the Stock Fund is obligated as the writer of the option, it will: (i) own the underlying investment subject to the option, (ii) own securities convertible or exchangeable without the payment of any consideration into the securities subject to the option, (iii) own a call option on the relevant security or currency with an exercise price no higher than the exercise price on the call option written, or (iv) deposit with its custodian in a segregated account liquid assets having a value equal to the excess of the value of the security or index that is the subject of the call over the exercise price. A put option is
"covered" if, to support its obligation to purchase the underlying investment

                                        9

when a put option that a Stock Fund writes is exercised, the Stock Fund will either (a) deposit with its custodian in a segregated account liquid assets having a value at least equal to the exercise price of the underlying investment or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying investment having the same exercise prices and expiration dates as those written by the Stock Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying investment) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account).

Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction, as described below.

In all cases, by writing a call, a Stock Fund will limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Stock Fund's obligation as writer of the option continues. By writing a put, a Stock Fund bears the risk of a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Stock Fund's obligation as writer of the option continues. Upon the exercise of a put option written by a Stock Fund, the
Stock Fund may suffer an economic loss equal to the difference between the price at which the Stock Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by a Stock
Fund, the Stock Fund may suffer an economic loss equal to an amount not less than the excess of the investment's market value at the time of the option exercise over the Stock Fund's acquisition cost of the investment, less the sum of the premium received for writing the option and the positive difference, if any, between the call price paid to the Stock Fund and the Stock Fund's acquisition cost of the investment.

In all cases, in purchasing a put option, each Stock Fund will seek to benefit from, or protect against, a decline in the market price of the underlying investment, while in purchasing a call option, each Stock Fund will seek to benefit from an increase in the market price of the underlying investment. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying investment remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Stock Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying investment must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs.

Each Stock Fund may choose to exercise the options it holds, permit them to expire, or terminate them prior to their expiration by entering into closing transactions. Each Stock Fund may enter into a closing purchase transaction in which the Stock Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Stock Fund sells an option having the same terms as the option it had purchased. A covered option writer unable to effect a closing purchase transaction will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer will be subject to the risk of market decline in the underlying security during such period. Should a
Stock Fund choose to exercise an option, the Stock Fund will receive, in the case of a call option, or sell in the case of a put option, the securities, commodities, or commodity futures contracts underlying the exercised option.

                                       10

Exchange-listed options on securities and currencies, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Derivatives involving options require segregation of Stock Fund assets in special accounts, as described below under "Use of Segregated and Other Special
Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the obligation to buy, the underlying security, index, currency, or other instrument at the exercise price. Each Stock Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Stock Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Stock Fund's purchase of a call option on a security, financial futures contract, index, currency, or other instrument might be intended to protect the Stock Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a
"European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but may also be applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, including options on securities, currencies, and financial instruments, generally settle for cash, although physical settlement may be required in some cases. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Stock Fund's ability to close out its position as a purchaser or seller of an
OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations

                                       11

of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume, or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC options are purchased from or sold to securities dealers, financial institutions, or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties, and security, are determined by negotiation of the parties. It is anticipated that each Stock Fund will generally only enter into
OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a Counterparty fails to make or take delivery of the security, currency, or other instrument underlying an OTC option it has entered into with a Stock Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Stock Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the Submanager must assess the creditworthiness of each such
Counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A
Stock Fund will enter into OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as
"primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that the Submanager deems to be creditworthy. In the absence of a change in the current position of the staff of the SEC, OTC options purchased by a Stock Fund and the amount of the Stock Fund's obligation pursuant to an OTC option sold by the Stock Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

If a Stock Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Stock Fund or will increase the Stock Fund's income. Similarly, the sale of put options can also provide gains for a Stock Fund.

Each Stock Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indexes, currencies, and futures contracts. All calls sold by a Stock
Fund must be "covered" (that is, the Stock Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding.
Even though a Stock Fund will receive the option premium to help protect it against loss, a call sold by the Stock Fund will expose the Stock Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the
Stock Fund to hold a security or instrument that it might otherwise have sold.

Each Stock Fund reserves the right to purchase or sell options on instruments and indexes that may be developed in the future to the extent consistent with

                                       12

applicable law, the Stock Fund's investment objective, and the restrictions set forth herein.

Each Stock Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indexes, currencies, and futures contracts. In selling put options, a Stock Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

          (a) OPTIONS ON STOCKS AND STOCK INDEXES. Each Stock Fund may purchase put and call options and write covered put and call options on stocks and stock indexes listed on domestic and foreign securities exchanges in order to hedge against movements in the equity markets or to increase income or gain to the Stock Fund. In addition, each Stock Fund may purchase options on stocks that are traded over-the-counter. Options on stock indexes are similar to options on specific securities. However, because options on stock indexes do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Options traded may include the Standard & Poor's 100 Index of Composite Stocks,
     Standard & Poor's 500 Index of Composite Stocks (the "S&P 500 Index"), the
     New York Stock Exchange ("NYSE") Composite Index, the American Stock
     Exchange ("AMEX") Market Value Index, the National Over-the-Counter Index,
     and other standard broadly based stock market indexes. Options are also traded in certain industry or market segment indexes such as the Computer
     Technology Index and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

     If the Submanager expects general stock market prices to rise, a Stock Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Stock Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the Submanager expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Stock Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Stock Fund's position in such put option or futures contract.

          (b) OPTIONS ON CURRENCIES. Each Stock Fund may invest in options on currencies traded on domestic and foreign securities exchanges in order to hedge against currency exchange rate risks or to increase income or gain, as described above in "Currency Transactions."

          (c) OPTIONS ON FUTURES CONTRACTS. Each Stock Fund may purchase put and call options and write covered put and call options on futures contracts on stock indexes, and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. An option on a stock index futures contract or currency futures contract, as contrasted with the direct investment in such a

                                       13

     contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Stock Fund.

     The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a
     Stock Fund. If a Stock Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin)
     for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

EXCHANGE-TRADED FUNDS. Each Stock Fund may purchase shares of exchange-traded funds (ETFs). Typically, a Stock Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock or bond market.
ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

Most ETFs are investment companies. Therefore, a Stock Fund's purchases of ETF shares generally are subject to the limitations on, and the risks of, a fund's investments in other investment companies, which are described below under the heading "Investment Company Securities."

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an
ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1)
the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Domini applies its social and environmental standards to an ETF when determining if the ETF is eligible for investment by a Fund.

EQUITY SWAPS AND RELATED TRANSACTIONS. Each Stock Fund may enter into equity swaps and may purchase or sell (i.e., write) equity caps, floors, and collars.
Each Stock Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Stock
Fund's portfolio or against an increase in the price of the securities that it plans to purchase, in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Equity swaps involve the exchange by a Stock Fund with another party of their respective

                                       14

commitments to make or receive payments based on a notional principal amount.
The purchase of an equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually based principal amount from the party selling the equity cap. The purchase of an equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually based principal amount from the party selling the equity floor. A collar is a combination of a cap and a floor, which preserves a certain return within a predetermined range of values.

Each Stock Fund may enter into equity swaps, caps, floors, and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into equity swaps on a net basis (i.e., the two payment streams are netted out), with the Stock Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Stock Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Stock Fund's custodian in accordance with procedures established by the
Board. If a Stock Fund enters into an equity swap on other than a net basis, the
Stock Fund will maintain a segregated account in the full amount accrued on a daily basis of the Stock Fund's obligations with respect to the swap. A Stock
Fund will only enter into equity swap, cap, floor, or collar transactions with counterparties the Submanager deems to be creditworthy. The Submanager will monitor the creditworthiness of counterparties to its equity swap, cap, floor, and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Stock Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Submanager has determined that, as a result, the swap market is liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Stock Fund sells caps, floors, and collars it will maintain in a segregated account cash and/or cash equivalents or other liquid high-grade debt securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Stock Fund's obligations with respect to the caps, floors, or collars. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Submanager is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of a
Stock Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Submanager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The liquidity of swap agreements will be determined by the Submanager based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades
(including the ability to assign or offset a Stock Fund's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed within the percentage restriction on investments in securities that are not readily marketable.

Each Stock Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Stock Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Stock Fund's accrued obligations under

                                       15

the swap agreement over the accrued amount the Stock Fund is entitled to receive under the agreement. If a Stock Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Stock Fund's accrued obligations under the agreement. See "Use of Segregated and Other Special Accounts" below.

There is no limit on the amount of equity swap transactions that may be entered into by a Stock Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Stock Fund is contractually obligated to make, if any. The effective use of swaps and related transactions by a Stock Fund may depend, among other things, on the Stock Fund's ability to terminate the transactions at times when the
Submanager deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between a Stock Fund and counterparties to the transactions, the Stock Fund's ability to terminate such an arrangement may be considerably more limited than in the case of an exchange-traded instrument. To the extent a Stock Fund does not, or cannot, terminate such a transaction in a timely manner, the Stock Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Stock
Fund's risk of loss is the net amount of payments that the Stock Fund contractually is entitled to receive, if any. A Stock Fund may purchase and sell caps, floors, and collars without limitation, subject to the segregated account requirement described above.

INDEXED SECURITIES. Each Stock Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S.
dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign currency-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

COMBINED TRANSACTIONS. Each Stock Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), and any combination of futures, options, and currency transactions, instead of a single
Derivative, as part of a single or combined strategy when, in the judgment of the Submanager, it is in the best interests of the Stock Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by a Stock Fund based on the Submanager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Stock Fund's objective.

RISK FACTORS ASSOCIATED WITH DERIVATIVES. Derivatives have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity, and, to the extent the Submanager's view as to certain market movements is incorrect, the risk that the use of the Derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to a Stock Fund, force the sale or purchase of

                                       16

portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause the Stock Fund to hold a security it might otherwise sell.

The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of a
Stock Fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the Stock Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain
OTC options could have no markets. As a result, in certain markets, a Stock Fund might not be able to close out a transaction without incurring substantial losses. Although a Stock Fund's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to the Stock Fund that might result from an increase in value of the position. There is also the risk of loss by a Stock Fund of margin deposits in the event of bankruptcy of a broker with whom the Stock Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by a Stock Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Stock
Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Stock Fund did not invest in options.

As is the case with futures and options strategies, the effective use of swaps and related transactions by a Stock Fund may depend, among other things, on the
Stock Fund's ability to terminate the transactions at times when the Submanager deems it desirable to do so. To the extent a Stock Fund does not, or cannot, terminate such a transaction in a timely manner, the Stock Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Stock Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Stock Fund is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
These forms of governmental actions can result in losses to a Stock Fund if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

                                       17

Because the amount of interest and/or principal payments that the issuer of indexed securities is obligated to make is linked to the prices of other securities, securities indexes, currencies, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United
States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

Losses resulting from the use of Derivatives will reduce a Stock Fund's net asset value, and possibly income, and the losses can be greater than if
Derivatives had not been used.

USE OF SEGREGATED AND OTHER SPECIAL ACCOUNTS. Use of many Derivatives by a Stock
Fund will require, among other things, that the Stock Fund segregate liquid assets with its custodian, or a designated subcustodian, to the extent the Stock
Fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency. In general, either the full amount of any obligation by a Stock Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments, or currency required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be segregated with the custodian or subcustodian in accordance with procedures established by the Board. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by a Stock
Fund, for example, will require the Stock Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid high-grade debt obligations sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Stock Fund on an index will require the Stock Fund to own portfolio securities that correlate with the index or to segregate liquid high-grade debt obligations equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by a Stock
Fund will require the Stock Fund to segregate liquid high-grade debt obligations equal to the exercise price. Except when a Stock Fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other nonspeculative purposes, which requires no segregation, a currency contract that obligates a Stock Fund to buy or sell a foreign currency will generally require the Stock Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Stock
Fund's obligations or to segregate liquid high-grade debt obligations equal to the amount of the Stock Fund's obligations.

OTC options entered into by a Stock Fund, including those on securities, currency, financial instruments, or indexes, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Stock
Fund will not be required to do so. As a result, when the Stock Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by a Stock Fund other than those described above generally settle with physical delivery, and the
Stock Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery. If a Stock Fund enters into OTC option transactions, it will be subject to counterparty risk.

In the case of a futures contract or an option on a futures contract, a Stock
Fund must deposit initial margin and, in some instances, daily variation margin

                                       18

in addition to segregating liquid assets sufficient to meet its obligations to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. A Stock Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated subcustodian, an amount of liquid assets having an aggregate value equal to at least the accrued excess. Caps, floors, and collars require segregation of liquid assets with a value equal to the Stock Fund's net obligation, if any.

Derivatives may be covered by means other than those described above when consistent with applicable regulatory policies. A Stock Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related Derivatives.
A Stock Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Stock Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, a Stock Fund could purchase a put option on the same futures contract or forward contract with a strike price as high as or higher than the price of the contract held. Other Derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Investors should note that a Stock Fund's ability to pursue certain of these strategies may be limited by applicable regulations of the Securities and
Exchange Commission ("SEC"), the Commodity Futures Trading Commission ("CFTC"),
and the federal income tax requirements applicable to regulated investment companies.

EUROPEAN EQUITY FUND, EUROPACIFIC EQUITY FUND, AND PACASIA FUND (EACH AN
"INTERNATIONAL STOCK FUND" AND COLLECTIVELY THE "INTERNATIONAL STOCK FUNDS")

Foreign Securities and Foreign Issuers

Investing in the securities of foreign issuers involves special considerations that are not typically associated with investing in the securities of U.S.
issuers. Investments in securities of foreign issuers may involve risks arising from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, greater difficulty in determining the fair value of securities, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social, and political conditions such as wars, terrorism, civil unrest, and uprisings, and from fluctuating interest rates.

There may be less publicly available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing, and financial recordkeeping standards and requirements as
U.S. issuers. In particular, the assets and profits appearing on the financial statements of a foreign issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles.
In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power.
Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities

                                       19

markets. Finally, in the event of a default in any such foreign obligations, it may be more difficult for an International Stock Fund to obtain or enforce a judgment against the issuers of such obligations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of an International Stock Fund's income, the possible seizure or nationalization of foreign assets, and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions that might affect adversely payments due on securities held by an International Stock Fund, the lack of extensive operating experience of eligible foreign subcustodians, and legal limitations on the ability of an International Stock Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits a fund's ability to invest in any equity security of an issuer that, in its most recent fiscal year, derived more than
15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict an International Stock
Fund's investments in certain foreign banks and other financial institutions.

There generally is less governmental supervision and regulation of exchanges, brokers, and issuers in foreign countries than there is in the United States.
For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller, emerging capital markets, which may result in an International Stock Fund incurring additional costs and delays in transporting such securities outside such countries. Delays in settlement or other problems could result in periods when assets of an
International Stock Fund are uninvested and no return is earned thereon. The inability of an International Stock Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the International Stock Fund to forego attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to an International Stock Fund due to subsequent declines in the value of such portfolio security or, if the
International Stock Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Rules adopted under the 1940 Act permit an International Stock Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S.
banks and securities depositories. Certain banks in foreign countries may not be
"eligible subcustodians," as defined in the 1940 Act, for the International
Stock Funds, in which event the International Stock Funds may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or where such purchase may result in the International Stock Funds'
incurring additional costs and delays in providing transportation and custody services for such securities outside such countries. An International Stock Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign subcustodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of an

                                       20

International Stock Fund to recover assets held in custody by foreign subcustodians in the event of the bankruptcy of the subcustodian.

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluation relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries that could affect private sector companies and consequently the value of certain securities held in an International Stock Fund's portfolio.

Investment in certain emerging market securities is restricted or controlled to varying degrees that may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of an
International Stock Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests, and/or impose additional taxes on foreign investors.

The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of an International Stock Fund. For example, an International Stock Fund may be required in some countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the International Stock Fund.
Re-registration may in some instances not occur on a timely basis, resulting in a delay during which an International Stock Fund may be denied certain of its rights as an investor.

Certain emerging market countries may require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors that could adversely affect an International
Stock Fund. In addition, if deterioration occurs in the country's balance of payments, it could impose temporary restrictions on foreign capital remittances.
Investing in local markets in emerging market countries may require an
International Stock Fund to adopt special procedures, seek local government approvals, or take other actions, each of which may involve additional costs to the International Stock Fund.

With respect to investments in certain emerging market countries, different legal standards may have an adverse impact on an International Stock Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder's investment, the notion of limited liability is less clear in certain emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S.
corporations.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined

                                       21

with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for an International Stock Fund and may have an adverse impact on the investment performance of an International Stock Fund.

Supranational Obligations

Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the World Bank, the European Investment Bank, the
European Bank for Reconstruction and Development, the Asian Development Bank,
and the Inter-American Development Bank. Supranational issued instruments may be denominated in multinational currency units. Obligations of the World Bank and certain other supranational organizations are supported by subscribed but unpaid commitments of member countries. There is no assurance that these commitments will be undertaken or complied with in the future.

Depository Receipts

Securities of foreign issuers may be purchased directly or through depository receipts, such as American Depository Receipts ("ADRs"), European Depository
Receipts ("EDRs"), and Global Depository Receipts ("GDRs"), or other securities representing underlying shares of foreign companies. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and
GDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts, respectively, evidencing a similar arrangement.

ADRs, EDRs, and GDRs are issued through "sponsored" or "unsponsored"
arrangements. In a sponsored arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the holders. In addition, less information is generally available in the United States about the issuer of an unsponsored depository receipt as it is for the issuer of a sponsored depository receipt.

RISKS OF DERIVATIVES OUTSIDE THE UNITED STATES. When conducted outside the
United States, Derivatives transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies, and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset, or exercised. The value of positions taken as part of non-U.S. Derivatives also could be adversely affected by: (1) other complex foreign political, legal, and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the International Stock Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lower trading volume and liquidity.

Bond Fund

          Bank Obligations

          The Bond Fund may invest in bank obligations, including the following:

                                       22

          o    Certificates of deposit, which are negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

          o    Time deposits (including Eurodollar time deposits), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits earn a specified rate of interest over a definite period of time, but cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

          o    Bankers' acceptances, which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

          o    Other short-term debt obligations.

The Bond Fund's investments in bank obligations are particularly susceptible to adverse events in the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also negatively affect the bank's financial situation.

Bank obligations may be issued by domestic banks, foreign subsidiaries, or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions.

Commercial Paper

The Bond Fund may invest in commercial paper, which is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

Variable Rate Obligations

Unlike most bonds, which pay a fixed rate of interest, variable rate debt obligations pay interest at rates that change based on market interest rates.
Interest rates on variable rate obligations may move in the same or in the opposite direction as market interest rates and may increase or decrease based on a multiple of the change in a market interest rate. These obligations tend to be highly sensitive to interest rate movements.

Mortgage-backed Securities

The Bond Fund may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing, or foreclosure of the underlying property, net of fees or costs that may be incurred. The market value and interest yield of these instruments

                                       23

can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("Ginnie Mae"), Fannie Mae
(formerly the Federal National Mortgage Association) ("Fannie Mae"), and Freddie
Mac (formerly the Federal Home Loan Mortgage Corporation) ("Freddie Mac").
Obligations of Ginnie Mae are backed by the full faith and credit of the U.S.
government while obligations of Fannie Mae and Freddie Mac are supported by the respective agency only.

A portion of the Bond Fund's assets may be invested in collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by Ginnie Mae, Fannie Mae, or Freddie Mac but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). The Bond
Fund may also invest a portion of its assets in multi-class pass-through securities, which are interests in a trust composed of Mortgage Assets. CMOs
(which include multi-class pass-through securities) may be issued by agencies, authorities, or instrumentalities of the U.S. government or by private originators of or investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. In a CMO, a series of bonds or certificates is usually issued in multiple classes with different maturities. The class of CMO, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly, or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in various ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage
Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

The Bond Fund also may invest in real estate mortgage investment conduits
("REMICs"). REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility.
When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. This particular risk, referred to as "maturity extension risk," may effectively convert a security that was considered short- or intermediate-term at the time of purchase into a long-term security. The prices of long-term securities

                                       24

generally fluctuate more widely than short- or intermediate-term securities in response to changes in interest rates. Thus, rising interest rates would not only likely decrease the value of the Bond Fund's fixed-income securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt instruments into long-term debt instruments. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

Corporate Asset-backed Securities

The Bond Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments that shorten the securities' weighted average life and may lower their return.

Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support that fall into two categories:
(a) liquidity protection and (b) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

Mortgage "Dollar Rolls"

The Bond Fund may enter into mortgage dollar roll transactions. In these transactions, the Bond Fund sells mortgage-backed securities for delivery in the future and at the same time contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Bond Fund does not receive principal and interest paid on the mortgage-backed securities.
The Bond Fund is compensated for the lost principal and interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Bond Fund may also be compensated by receipt of a commitment fee. However, the Bond Fund takes the risk that the

                                       25

market price of the mortgage-backed security may drop below the future purchase price. When the Bond Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. The Bond
Fund will invest only in covered rolls, which are specific types of dollar rolls for which the Bond Fund establishes a segregated account with liquid high-grade debt instruments equal in value to the securities subject to repurchase by the
Fund.

Securities Rated Baa or Bbb

The Bond Fund may purchase securities rated Baa by Moody's Investors Service,
Inc. ("Moody's") or BBB by S&P and securities of comparable quality. A description of the ratings applied by Moody's and S&P is included in Appendix A.
These securities may have poor protection of payment of principal and interest.
These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than securities assigned a higher quality rating. The market prices of these securities may go up and down more than higher-rated securities and may go down significantly in periods of general economic difficulty that may follow periods of rising interest rates.

Call Features

Certain securities held by the Bond Fund may permit the issuer at its option to
"call," or redeem, its securities. If an issuer were to redeem securities held by the Bond Fund during a time of declining interest rates, the Bond Fund may have to reinvest that money at the lower prevailing interest rates.

ZERO COUPON BONDS, DEFERRED INTEREST BONDS, AND PIK BONDS

The Bond Fund may invest in debt obligations called zero coupon bonds, deferred interest bonds, and payment-in-kind ("PIK") bonds. Zero coupon bonds do not pay any interest. Instead, zero coupon bonds are issued at a significant discount from the value the Bond Fund expects to receive upon maturity. Deferred interest bonds are similar to zero coupon bonds except that they begin to pay interest after some delay. Although PIK bonds may pay interest in cash, they also are similar to zero coupon bonds or deferred interest bonds because the issuer has the option to make interest payments in additional debt obligations rather than cash. Because these bonds may not pay interest at regular intervals, changes in interest rates affect the value of zero coupon, deferred interest, and PIK bonds more than debt obligations that pay regular interest, and the credit risk of these bonds tends to be greater than the credit risk of debt obligations that pay regular interest. Even though zero coupon, deferred interest, and PIK bonds may not make payments of interest until maturity or until after a delay, the
Bond Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, it may be necessary at times for the Bond Fund to sell investments in order to make these distribution payments.

Stripped Securities

The Bond Fund may invest in stripped securities, such as interest-only strips
(called IOs), which may receive only interest payments, and other types of stripped securities, such as principal-only strips (called POs), which may receive only principal payments. Stripped securities are more sensitive to changes in interest rates than are certain other debt instruments. The value of
IOs generally will decrease as interest rates increase. As interest rates decrease, the Bond Fund's investments in IOs may be adversely affected by a rapid rate of principal payments (including prepayments) on the underlying securities. A rapid rate of principal payments (including prepayments) may cause an IO to mature before the Bond Fund recovers its initial investment in the security. Conversely, if interest rates increase, the Bond Fund's investments in
POs may be adversely affected by a lower than expected rate of principal

                                       26

payments (including prepayments) on the underlying securities. A lower rate of principal payments (including prepayments) effectively extends the maturity of a
PO.

Swaps and Related Investments

The Bond Fund may use swaps, caps, collars, and floors to hedge against a change in interest rates or other rates that could affect the value of securities in its portfolio. Interest rate swaps involve the exchange by the Bond Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

The Bond Fund will maintain liquid assets with its custodian or otherwise cover its current obligations under swap transactions in accordance with current regulations and policies applicable to the Fund.

The most significant factor in the performance of swaps, caps, floors, and collars is the change in the specific interest rate, equity, or other factor that determines the amount of payments to be made under the arrangement. If the
Manager or the Bond Fund Submanager is incorrect in its forecasts of such factors, the investment performance of the Bond Fund will be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Bond Fund, the Bond Fund must be prepared to make such payments when due. The Bond Fund will not enter into any swap unless the Manager or the Bond Fund Submanager deems the counterparty to be creditworthy. If the counterparty's creditworthiness declines, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Bond Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The Bond
Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

Swap agreements are subject to the Bond Fund's overall limit that not more than
15% of its net assets may be invested in illiquid securities.

Structured Notes and Indexed Securities

The Bond Fund may invest in structured notes and indexed securities. A structured note is a debt security with its interest rate or principal determined by reference to changes in the value of specific currencies, interest rates, commodities, indexes, or other financial indicators, or the relative change in two or more financial indicators. Indexed securities include structured notes as well as securities other than debt instruments, with their interest rates or principal determined by one or more financial indicators.

Structured notes and indexed securities may be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.
These securities generally expose the Bond Fund to credit risks equal to that of the underlying financial indicators. The interest rate or the principal amount payable upon maturity of a structured note or indexed security may go up or down depending on changes in the underlying indicators. Structured notes and indexed securities often are less liquid than other debt instruments because they are typically sold in private placement transactions with no active trading market.

                                       27

FORWARD COMMITMENTS OR PURCHASES ON A "WHEN-ISSUED" BASIS

The Bond Fund may invest its assets in forward commitments or commitments to purchase securities on a "when-issued" basis. Forward commitments or purchases of securities on a "when-issued" basis are transactions where the price of the securities is fixed at the time of the commitment and delivery and payment normally take place beyond conventional settlement time after the date of commitment to purchase. The Fund will make commitments to purchase obligations on a "when-issued" basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. The "when-issued"
securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a
"when-issued" basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

While awaiting delivery of securities purchased on a "when-issued" basis, the
Fund will establish a segregated account consisting of cash and liquid securities equal to the amount of the commitments to purchase securities on such basis. If the value of these assets declines, the Fund will place additional assets of the type described in the preceding sentence in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts

Subject to applicable laws, the Bond Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts only for bona fide hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities or financial instruments called for by the contract, and a "purchase" of a futures contract entails a contractual obligation to acquire such securities or financial instruments, in each case in accordance with the terms of the contract. Futures contracts must be executed through a futures commission merchant, or brokerage firm, that is a member of an appropriate exchange designated as a "contract market" by the Commodity Futures
Trading Commission (the "CFTC").

When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets as an initial deposit on the contract. The initial deposit may be as low as approximately 5% or less of the value of the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional "variation margin," based on decrease or increase in the value of the futures contract.

Futures contracts call for the actual delivery or acquisition of securities, or in the case of futures contracts based on indexes, the making or acceptance of a cash settlement at a specified future time; however, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract.

                                       28

The Fund's ability to hedge effectively through transactions in futures contracts depends on, among other factors, the Manager's or the Submanager's judgment as to the expected price movements in the securities or financial instruments underlying the futures contracts. In addition, it is possible in some circumstances that the Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

Options on Futures Contracts

The Bond Fund may purchase and write options to buy or sell futures contracts in which the Fund may otherwise invest. These investment strategies may be used for hedging purposes.

An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

Options on futures contracts that are written or purchased by the Fund on U.S.
exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

The Fund may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract or (b) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. The Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security underlying the futures contract, or (c)
through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by the Fund, the

                                       29

Fund will be required to sell the underlying futures contract, which, if the
Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by the Fund is exercised, the Fund will be required to purchase the underlying futures contract, which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities or financial instruments deliverable on exercise of the futures contract. The Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or financial instruments deliverable upon exercise of the futures contract. If the Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. The Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities or other financial instruments held by the Fund and changes in the value of its futures positions.
This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for the Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

The Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, the Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

Futures contracts and options on futures contracts may be entered into on U.S.
exchanges regulated by the CFTC and on foreign exchanges. The securities underlying options and futures contracts traded by the Fund may include domestic as well as foreign securities, subject to the Fund's investment objectives.
Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S.
markets.

GENERAL (INVESTMENT TECHNIQUES AND POLICIES APPLYING TO EACH FUND AS SPECIFIED
BELOW)

Investment Company Securities

Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. These limits generally require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a
Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and

                                       30

(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided, however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other fees that a Fund bears directly in connection with its own operations. The main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease.

Convertible Securities

Each Fund may invest in convertible securities. Convertible securities are typically preferred stock or bonds that are convertible into common stock at a specified price or conversion ratio. Because they have the characteristics of both fixed-income securities and common stock, convertible securities are sometimes called "hybrid" securities. Convertible bonds, debentures, and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities of a company offering a stated dividend rate.
Convertible bonds are subject to the market risk of stocks, and, like other bonds, are also subject to interest rate risk, prepayment and extension risk, and the credit risk of their issuers. Convertible securities will at times be priced in the market like other fixed-income securities -- that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise.

However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities will ordinarily provide opportunities for producing both current income and longer-term capital appreciation. Convertible bonds tend to offer lower rates of interest than nonconvertible bonds because the stock conversion feature represents increased potential for capital gains. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's nonconvertible debt obligations or preferred stock. Call provisions on convertible bonds may allow the issuer to repay the debt before it matures. This may hurt the Fund's performance because it may have to reinvest the money repaid at a lower rate.

Borrowing

Each Fund may borrow in certain limited circumstances. See "Investment
Restrictions." Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the
Fund's portfolio. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the strategy of the Manager and
Submanager. Interest on any borrowings will be a Fund expense and will reduce the value of the Fund's shares.

Illiquid Investments

Each of the Funds may invest up to 15% of its net assets in illiquid securities, or securities for which there is no readily available market. The Bond Fund may invest up to 15% of its net assets in illiquid securities, or securities for which there is no readily available market, including privately placed restricted securities. The absence of a trading market may make it difficult to

                                       31

establish a market value for illiquid securities. It may be difficult or impossible for a Fund to sell illiquid securities at the desired time and at an acceptable price.

Rule 144A Securities

Each Fund may invest in certain restricted securities ("Rule 144A securities")
for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended (the "1933
Act"). Rule 144A provides an exemption from the registration requirements of the
1933 Act for the resale of certain restricted securities to qualified institutional buyers. The Funds have no current intention to invest in these securities.

One effect of Rule 144A is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the SEC stated that the ultimate responsibility for liquidity determinations is that of an investment company's board of directors. However, the SEC stated that the board may delegate the day-to-day function of determining liquidity to the fund's investment advisor, provided that the board retains sufficient oversight.

To the extent that liquid Rule 144A securities that a Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of that Fund's assets invested in illiquid assets would increase. The Manager and the applicable Submanager will monitor a
Fund's investments in Rule 144A securities and will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio securities by a Fund to a broker-dealer or other financial institution, with an agreement by the Fund to repurchase the securities at an agreed-upon price, date, and interest payment, and are considered borrowings by the Fund and are subject to any borrowing limitations set forth under "Investment Restrictions" in this Statement of
Additional Information. A Fund may have an opportunity to earn a greater rate of interest on the investment of the cash proceeds of the sale. However, opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid by the Fund under the reverse repurchase agreement may not always be available. The use of reverse repurchase agreements involves the speculative factor known as "leverage" and may exaggerate any interim increase or decrease in the value of the Fund's assets.
If a Fund enters into a reverse repurchase agreement, the Fund will maintain assets with its custodian having a value equal to or greater than the value of its commitments under the agreement. The Fund will segregate such assets subject to the repurchase agreement. The Fund cannot use these segregated assets to meet its current obligations. The Fund's liquidity and ability to manage its assets may be adversely affected when it sets aside cash or securities to cover its commitments. Reverse repurchase agreements are considered to be a form of borrowing. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities, that the assets purchased with the proceeds of the agreement decline in value, or that the buyer under a reverse repurchase agreement files for bankruptcy or becomes insolvent.

Repurchase Agreements

Each Fund may invest in repurchase agreements that are fully collateralized by securities in which the Fund may otherwise invest. A repurchase agreement

                                       32

involves the purchase of a security that must later be sold back to the seller
(which is usually a member bank of the U.S. Federal Reserve System or a member firm of the NYSE or a subsidiary thereof) at an agreed time (usually not more than seven days from the date of purchase) and price. The resale price reflects the purchase price plus an agreed-upon market rate of interest. Under the
Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay, although a Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering either the securities or cash. To the extent that, in the meantime, the value of the securities purchased has decreased, a
Fund could experience a loss.

Non-U.S. Investments

Each of the Funds may invest in obligations of foreign issuers. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to any Fund's investments, the effect may be to reduce the income received by the Fund on such investments.

In addition to the International Stock Funds, the Equity Fund also may hold securities of non-U.S. issuers in the form of American Depository Receipts
("ADRs"). Generally, ADRs in registered form are designed for use in U.S.
securities markets. ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a
U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales.
For purposes of the Fund's investment policies, investments in ADRs and similar instruments will be deemed to be investments in the underlying equity securities of non-U.S. issuers. The Equity Fund may acquire depository receipts from banks that do not have a contractual relationship with the issuer of the security underlying the depository receipt to issue and secure such depository receipt.
To the extent the Fund invests in such unsponsored depository receipts there may be an increased possibility that the Fund may not become aware of events affecting the underlying security and thus the value of the related depository receipt. In addition, certain benefits (i.e., rights offerings) that may be associated with the security underlying the depository receipt may not inure to the benefit of the holder of such depository receipt.

Loans of Securities

Consistent with applicable regulatory policies, including those of the Board of
Governors of the Federal Reserve System and the SEC, each Fund may make loans of its securities to brokers, dealers, or other financial institutions, provided that (a) the loan is secured continuously by collateral, consisting of securities, cash, or cash equivalents, which is marked to market daily to ensure that each loan is fully collateralized, at all times, (b) the applicable Fund may at any time call the loan and obtain the return of the securities loaned within three business days, (c) the applicable Fund will receive any interest or dividends paid on the securities loaned, and (d) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the applicable Fund.

A Fund will earn income for lending its securities either in the form of fees received from the borrower of the securities or in connection with the

                                       33

investment of cash collateral in short-term money market instruments. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

In connection with lending securities, a Fund may pay reasonable finders, administrative, and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the applicable Fund, Domini, or the applicable Submanager.

Options on Securities and Indexes

The Bond Fund may enter into certain transactions in options involving securities in which the Fund may otherwise invest and options in indexes based on securities in which the Fund may otherwise invest. Each Fund may enter into such options transactions for the purpose of hedging against possible increases in the value of securities that are expected to be purchased by the respective
Fund or possible declines in the value of securities that are expected to be sold by that Fund. The Stock Funds may also enter into options transactions as described above.

The purchase of an option on a security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a nonrefundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.

Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While a
Fund would establish an option position only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by a Fund, and that Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on a
Fund's ability effectively to hedge its portfolio.

Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments, and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

Transactions by a Fund in options on securities will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities governing the maximum number of options in each class that may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of
Domini or a Submanager. An exchange, board of trade, or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

                                       34

Short Sales

Short sales of securities are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of the security.
To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest paid during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. A portion of the net proceeds of the short sale may be retained by the broker (or by the
Fund's custodian in a special custody account) to the extent necessary to meet margin sales. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of premiums, dividends, interest, or expenses the fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by the Fund over the price which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Where short sales are not against the box, losses may be unlimited.

Although they have no current intention to do so, each Fund may enter into a short sale if it is "against the box." If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities at no additional cost to the Fund) and will be required to hold such securities while the short sale is outstanding. A Fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales against the box. If a Fund engages in any short sales against the box, it will incur the risk that the security sold short will appreciate in value after the sale, with the result that the
Fund will lose the benefit of any such appreciation. A Fund may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to maintain portfolio flexibility. Short sales may be subject to special tax rules, one of the effects of which may be to accelerate income to a Fund.

Cash Reserves

Each Fund may invest cash reserves in short-term debt securities (i.e., securities having a remaining maturity of one year or less) issued by agencies or instrumentalities of the United States government, bankers' acceptances, commercial paper, certificates of deposit, bank deposits, or repurchase agreements, provided that the issuer satisfies certain social criteria. Some of the investments will be with community development banks and financial institutions and may not be insured by the FDIC. The Funds do not currently intend to invest in direct obligations of the United States government.
Short-term debt instruments purchased by a Fund will be rated at least P-1 by
Moody's or A-1+ or A-1 by S&P or, if not rated, determined to be of comparable quality by the Board of Trustees. The Equity Fund's policy is to hold its assets in such securities in order to meet anticipated redemption requests.

                                       35

                                   ----------

                               PORTFOLIO TURNOVER

The annual portfolio turnover rates of the Equity Trust for the fiscal years ended July 31, 2006 and 2007 were 12% and [__]%, respectively. The portfolio turnover rate of the Equity Trust increased as a result of the change from an index strategy to an active investment strategy for the Equity Trust.

The annual portfolio turnover rate for the European Equity Trust for the fiscal years ended July 31, 2006 and 2007 was 69% and [__].

The annual portfolio turnover rate for the EuroPacific Equity Trust for the fiscal year ended July 31, 2007, was [__%].

The annual portfolio turnover rate for the PacAsia Equity Trust is expected to be within a range of [70% - 110%].

The sale of securities may produce capital gains, which may be taxable to each
Fund's investors. Active trading may result in increased transaction costs.

                              PROXY VOTING POLICIES

Each Fund has adopted proxy voting policies and procedures to ensure that all proxies for securities held by that Fund are cast in the best interests of the
Fund's shareholders. Because each Fund has a fiduciary duty to vote all shares in the best interests of its shareholders, each Fund votes proxies after considering its shareholders' financial interests and social objectives. The proxy voting policies and procedures are designed to ensure that all proxies are voted in the best interests of Fund shareholders by isolating the proxy voting function from any potential conflicts of interest. In most instances, votes are cast according to predetermined policies, and potential conflicts of interest cannot influence the outcome of voting decisions. There are, however, several voting guidelines that require a case-by-case determination, and other instances where votes may vary from predetermined policies. Certain procedures have been adopted to ensure that conflicts of interest in such circumstances are identified and appropriately addressed. The Board of Trustees has delegated the responsibility to vote proxies for the Funds to Domini. More details about the
Funds' proxy voting guidelines and Domini's proxy voting policies and procedures, including procedures adopted by Domini to address any potential conflicts of interest, are provided in the complete Proxy Voting Policies and
Procedures in Appendix B.

All proxy votes cast for the Funds are posted to Domini's website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at www.domini.com, and on the EDGAR database on the SEC's website at www.sec.gov.

                         PORTFOLIO HOLDINGS INFORMATION

The Funds have implemented portfolio holdings disclosure policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds.
These portfolio holdings disclosure policies and procedures have been approved by the Board of Trustees of the Funds and are subject to periodic review by the
Board of Trustees.

Disclosure of each Fund's portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each January 31,
April 30, July 31, and October 31) in the Annual Report and the Semi-Annual
Report to Fund shareholders and in the Quarterly Report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

                                       36

In addition, Domini's website (www.domini.com) contains information about each
Fund's complete portfolio holdings, including, as applicable, the security description, the ticker symbol, the security identification number, price per share, par value, interest rate, maturity date, market value, and percentage of total investments, in each case updated as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31).
This information is provided on the website with a lag of at least 30 days and will be available until updated for the next calendar quarter. All information described in this paragraph is publicly available to all categories of persons.

During the first calendar quarter of a Fund's operations and for 30 days thereafter, Domini's website (www.domini.com) may also contain portfolio holdings information with respect to the Fund as of 5 business days after the commencement of operations of the Fund, or any later date in such calendar quarter with a lag, in each case, of at least 7 business days. Such information is limited to descriptions of the securities held by the Fund and the identification numbers and/or ticker symbols for such securities. All information described in this paragraph is publicly available to all categories of persons.

From time to time rating and ranking organizations, such as Standard and Poor's, may request complete portfolio holdings information in connection with rating a
Fund. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least 30 days, or, during a Fund's first calendar quarter of operations, as of 5 business days after the commencement of operations of the Fund, or any later date during such calendar quarter with a lag of at least 7 business days, as described above.

In addition, the Funds' Chief Compliance Officer, or his or her designee, may grant exceptions to permit additional disclosure of the Funds' portfolio holdings information at differing times and with different lag times to rating agencies and to pension plan sponsors and/or their consultants, provided that
(1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, (3) the recipient will not provide access to third parties to this information, and (4) the recipient will receive this information no earlier than 7 business days after the end of the calendar quarter (or, during a Fund's first calendar quarter of operations, the recipient will receive this information as of 5 business days after the commencement of operations of the Fund, or a later date in such calendar quarter with at least, in each case, a lag of 7 business days). In approving a request for an exception, the Chief Compliance Officer will consider a recipient's need for the relevant holdings information, whether the disclosure will be in the best interest of the Fund and its shareholders, and whether conflicts of interest from such disclosures are appropriately resolved. [Currently, the
Equity Fund, the European Equity Fund, and the Bond Fund have obtained confidentiality agreements and have arrangements to provide additional disclosure of portfolio holdings information to the following rating and ranking organizations and pension plan consultants: Bidart & Ross, Inc.; Cambridge
Associates LLC; Jeffrey Slocum & Associates, Inc.; Marquette Associates, Inc.;
Mercer Inc.; New England Pension Consultants; R.V. Kuhns & Associates, Inc.; and
Standard and Poor's. As of the date of this Statement of Additional Information, the EuroPacific Equity Fund and the PacAsia Equity Fund have not entered into any arrangements to provide additional disclosure of portfolio holdings information to any rating

                                       37

and ranking organizations or pension plan consultants.] The Board of Trustees receives periodic reports regarding entities that receive disclosure regarding the Fund's portfolio holdings as described in this paragraph.

In addition, the service providers of the Funds and the Master Funds, such as the subadvisors, custodian, and transfer agent may receive portfolio holdings information in connection with their services to the Funds and the Master Funds, as applicable. A Submanager may also provide information regarding a Master
Fund's portfolio holdings to certain of its service providers in connection with the services provided to the Submanager by such service providers (such as performance attribution analysis, portfolio management systems, and clearing).
[As of the date of this Statement of Additional Information, the Submanagers'
service providers who receive portfolio holdings information include Brown
Brothers Harriman & Co., FactSet Research Systems, Inc., Investment Technology
Group, Automatic Data Processing, and State Street Bank and Trust Company.]

In no event shall Domini, Domini's affiliates or employees, any Submanager, any
Submanager's affiliates or employees, or the Master Funds or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Master Fund's or a Fund's portfolio holdings.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions

Each of the Funds and the Master Funds has adopted the following policies, which may not be changed without approval by holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the applicable Fund or Master
Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of a
Fund or Master Fund, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of that Fund or Master Fund are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of a Fund or Master Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act except that each Fund shareholder will have one vote for each dollar of net asset value.

Except as described below, whenever a Feeder Fund is requested to vote on a change in the investment restrictions of the Master Fund in which it invests, the Feeder Fund will hold a meeting of its shareholders and will cast its vote proportionately as instructed by its shareholders. However, subject to applicable statutory and regulatory requirements, a Feeder Fund would not request a vote of its shareholders with respect to (a) any proposal relating to a Master Fund, which proposal, if made with respect to the Feeder Fund, would not require the vote of the shareholders of the Feeder Fund, or (b) any proposal with respect to a Master Fund that is identical in all material respects to a proposal that has previously been approved by shareholders of the Feeder Fund.
Any proposal submitted to investors in a Master Fund, and that is not required to be voted on by shareholders of the Feeder Fund, would nevertheless be voted on by the Trustees of the Feeder Fund.

Neither the Funds nor the Master Funds may do the following:

     (1) Borrow money if such borrowing is specifically prohibited by the 1940
Act or the rules and regulations promulgated thereunder.

     (2) Make loans to other persons if such loans are prohibited by the 1940
Act or the rules and regulations promulgated thereunder.

     (3) Purchase or sell real estate or interests in oil, gas, or mineral leases in the ordinary course of business. (Each of the Funds and the Master

                                       38

Funds reserves the freedom of action to hold and to sell real estate acquired as the result of the ownership of securities by the Fund or the Master Fund, as applicable.)

     (4) Purchase or sell commodities or commodities contracts in the ordinary course of business. (The foregoing shall not preclude a Fund or a Master Fund from purchasing or selling futures contracts or options thereon.)

     (5) Underwrite securities issued by other persons, except that all or any portion of the assets of a Fund or a Master Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as a Fund or a Master Fund may technically be deemed an underwriter under the 1933 Act, in selling a security.

     (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     In addition, neither the EQUITY FUND nor the EQUITY TRUST may do the following:

     (7) Invest more than 25% of its assets in any one industry except that (a)
all or any portion of the assets of the Fund or the Equity Trust may be invested in one or more investment companies, to the extent not prohibited by the 1940
Act, the rules and regulations thereunder, and exemptive orders granted under such Act and (b) if an investment objective or strategy of the Fund or the
Equity Trust is to match the performance of an index and the stocks in a single industry compose more than 25% of such index, the Fund or the Equity Trust, as applicable, may invest more than 25% of its assets in that industry.

     In addition, neither the EUROPEAN EQUITY FUND, EUROPACIFIC EQUITY FUND,
PACASIA EQUITY FUND, EUROPEAN EQUITY TRUST, EUROPACIFIC EQUITY TRUST nor the
PACASIA EQUITY TRUST, may do the following:

     (8) Invest more than 25% of its assets in any one industry except that all or any portion of the assets of the above-referenced Feeder Funds or the Master
Funds may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

     In addition, the BOND FUND may not do the following:

     (9) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objective, up to
25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing.

In addition, as a matter of fundamental policy, each of the Equity Fund and the
Equity Trust will invest all of its investable assets in (a) securities and instruments that meet social criteria, (b) one or more investment companies that apply social criteria in selecting securities and instruments, (c) cash, and (d)
any combination of the foregoing.

                                       39

Nonfundamental Restrictions

The following policies are not fundamental and may be changed with respect to a
Fund by that Fund without approval of the Fund's shareholders or with respect to a Master Fund by the Master Fund without the approval of the Equity Fund,
European Equity Fund, EuroPacific Equity Fund, or PacAsia Equity Fund,
respectively, or its other investors. Each Fund will comply with the state securities laws and regulations of all states in which it is registered.

None of the Funds nor the Master Funds will, as a matter of operating policy, do the following:

     (1) As to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Fund's or the
Master Fund's, as applicable, total assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by (a) the United States, (b) any state or political subdivision thereof, (c) any political subdivision of any such state, or (d) any agency or instrumentality of the United States, any state or political subdivision thereof, or any political subdivision of any such state), provided that, for purposes of this restriction, (i) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract, and (ii) each Fund and Master Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.

     (2) As to 75% of its total assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund or the Master Fund, as applicable, provided that, for purposes of this restriction, (a) the issuer of an option or futures contract shall not be deemed to be the issuer of the security or securities underlying such contract and (b) each Fund and Master
Fund may invest all or any portion of its assets in one or more investment companies to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act.\

None of the EQUITY FUND, the EQUITY TRUST, the EUROPEAN EQUITY FUND, the
EUROPEAN EQUITY TRUST, the EUROPACIFIC EQUITY FUND, the PACASIA EQUITY FUND, or
the BOND FUND will as a matter of operating policy invest more than 15% of its net assets in illiquid securities, except that each such Fund may invest all or any portion of its assets in one or more investment companies, to the extent not prohibited by the 1940 Act or the rules and regulations thereunder.

Neither the EQUITY FUND nor the EQUITY TRUST will as a matter of operating policy purchase puts, calls, straddles, spreads, and any combination thereof if the value of its aggregate investment in such securities will exceed 5% of the
Equity Fund's or the Equity Trust's, as applicable, total assets at the time of such purchase.

Each of the EQUITY FUND and the EQUITY TRUST has a nonfundamental policy to invest, under normal circumstances and as a matter of operating policy, at least
80% of its assets in equity securities and related investments with similar economic characteristics. Shareholders in the Equity Fund and interestholders in the Equity Trust (including the Equity Fund) will be provided with at least 60 days' prior notice of any change in the nonfundamental policy set forth in this paragraph.

Each of the EUROPEAN EQUITY FUND and the EUROPEAN EQUITY TRUST has a
nonfundamental policy to invest, under normal circumstances and as a matter of operating policy, at least 80% of its assets in equity securities and related investments of European companies. For purposes of this policy, European companies include (1) companies organized or domiciled within a European

                                       40

country; (2) companies having at least 50% of their assets in, or deriving 50%
or more of their revenues or profits from, a European country; (3) issuers who are European governments or supranational organizations and agencies or underlying instrumentalities of European governments or supranational organizations; and (4) issuers whose economic fortunes and risks are otherwise linked with a European market (as determined by the Submanager). The European
Equity Fund will give its shareholders 60 days' prior notice of any change in the nonfundamental policy set forth in this paragraph. Shareholders in the
European Equity Fund and interestholders in the European Equity Trust (including the European Equity Fund) will be provided with at least 60 days' prior notice of any change in the nonfundamental policy set forth in this paragraph.

Each of the EUROPACIFIC EQUITY FUND and the EUROPACIFIC EQUITY TRUST has a
nonfundamental policy to invest, under normal circumstances, at least 80% of its assets in equity securities and related investments of European and Asian
Pacific companies. For purposes of this policy, these companies may include, but are not limited to, (1) companies organized or domiciled within a European or
Asian Pacific country; (2) companies having at least 50% of their assets in, or deriving 50% or more of their revenues or profits from, a European or Asian
Pacific country; (3) issuers who are European or Asian Pacific governments or supranational organizations and agencies or underlying instrumentalities of
European or Asian Pacific governments or supranational organizations; and (4)
issuers whose economic fortunes and risks are otherwise linked with a European or Asian Pacific market (as determined by the Fund's Submanager). The
EuroPacific Equity Fund will give its shareholders 60 days' prior notice of any change in the nonfundamental policy set forth in this paragraph. Shareholders in the EuroPacific Equity Fund and interestholders in the EuroPacific Equity Trust
(including the EuroPacific Equity Fund) will be provided with at least 60 days'
prior notice of any change in the nonfundamental policy set forth in this paragraph.

Each of the PACASIA EQUITY FUND and the PACASIA EQUITY TRUST has a
nonfundamental policy to invest, under normal circumstances, at least 80% of its assets in equity securities and related investments of companies tied economically to the Asian Pacific region. For purposes of this policy, these companies may include, but are not limited to, (1) companies organized or domiciled within an Asian Pacific country; (2) companies having at least 50% of their assets in, or deriving 50% or more of their revenues or profits from, an
Asian Pacific country; (3) issuers who are Asian Pacific governments or supranational organizations and agencies or underlying instrumentalities of
Asian Pacific governments or supranational organizations; and (4) issuers whose economic fortunes and risks are otherwise linked with an Asian Pacific market
(as determined by the Fund's Submanager). The PacAsia Equity Fund will give its shareholders 60 days' prior notice of any change in the nonfundamental policy set forth in this paragraph. Shareholders in the PacAsia Equity Fund and interestholders in the PacAsia Equity Trust (including the PacAsia Equity Fund)
will be provided with at least 60 days' prior notice of any change in the nonfundamental policy set forth in this paragraph.

As a nonfundamental policy, the BOND FUND will, under normal circumstances, invest at least 80% of its assets in bonds and similar debt instruments.
Shareholders in the Bond Fund will be provided with at least 60 days' prior notice of any change in the nonfundamental policy set forth in this paragraph.

Percentage and Rating Restrictions

If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a subsequent change in circumstances will not be considered a violation of policy, provided that if at any time the ratio of borrowings of a Fund or a Master Fund to the net asset

                                       41

value of that Fund or that Master Fund, respectively, exceeds the ratio permitted by Section 18(f) of the 1940 Act, the applicable Fund or Master Fund, as the case may be, will take the corrective action required by Section 18(f).

                      3. DETERMINATION OF NET ASSET VALUE;
                       VALUATION OF PORTFOLIO SECURITIES;
                    ADDITIONAL PURCHASE AND SALE INFORMATION

The net asset value of each share of each class of the Funds is determined each day on which the NYSE is open for trading ("Fund Business Day"). As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday, except in an emergency and the following holidays: New Year's Day,
Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This
determination of net asset value of shares of each class of the Funds is made once during each such day as of the close of regular trading of the NYSE by dividing the value of the net assets of the applicable class (i.e., for a class of a Feeder Fund, the value of its investment in the applicable Master Fund and any other assets less its liabilities, including expenses payable or accrued, and, for a class of the Bond Fund, the value of its assets less its liabilities, including expenses payable or accrued) by the number of shares of the class outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of the next determination of net asset value following the receipt of any purchase or redemption order deemed to be in good order. See "Shareholder Manual" in the Prospectus.

The value of a Master Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the applicable Feeder Fund determines its net asset value per share of each class. The net asset value of the investment of each class of a Feeder Fund in the Master Fund in which it invests is equal to that class's pro rata share of the total investment of the class and of other investors in the Master Fund less that class's pro rata share of the Master Fund's liabilities.

Securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security.
Securities listed on the NASDAQ National Market System are valued using the
NASDAQ Official Closing Price (the "NOCP"). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Options and futures contracts are normally valued at the settlement price on the exchange on which they are traded.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if a Master Fund's or a Fund's Manager or Submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of
Trustees or its delegates. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Bonds and other fixed-income securities (other than short-term obligations) are valued on the basis of valuations furnished by independent pricing services, use of which has been approved for the Master Funds or the Funds, as applicable, by

                                       42

the Board of Trustees. In making such valuations, the pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees.
Amortized cost involves valuing an instrument at its original cost to a Master
Fund or a Fund, as applicable, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The Bond Fund may invest in certain community development investments for which a market price might not readily be available, provided that the Bond Fund may not invest more than 15% of its net assets in illiquid securities. In those circumstances, the fair value of the community development investment is determined by using methods approved by the Fund's Board of Trustees.

Interest income on long-term obligations is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued less amortization of premium.

All other securities and other assets of a Master Fund or Fund for which market quotations are determined to be not readily available will be valued using fair value procedures established by and under the supervision of the Board of
Trustees. The frequency with which a Master Fund's or Fund's investments will be valued using fair value pricing is primarily a function of the types of securities and other assets in which the Master Fund or the Fund, as applicable, invests pursuant to its investment objective, strategies, and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933); (iii) a security whose trading has been suspended or that has been delisted from its primary trading exchange;
(iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by extreme market conditions; (vii) a security affected by currency controls or restrictions; and (viii) a security affected by a significant event
(i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Fund's or Fund's, as applicable, net asset value is computed and that may materially affect the value of the Master Fund's or the Fund's, as applicable, investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount that a Master
Fund or a Fund, as applicable, would expect to receive upon its current sale.
Some, but not necessarily all, of the general factors that may be considered in determining fair value include: (a) the fundamental analytical data relating to the investment, (b) the nature and duration of restrictions on disposition of the securities, and (c) an evaluation of the forces that influence the market in which these securities are purchased and sold. Without limiting or including all

                                       43

of the specific factors that may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price, and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

Valuing the Master Funds' and the Funds' investments using fair value pricing will result in using prices for those investments that may differ from current market prices or what the Fund would receive upon the sale of such security. In addition, fair value pricing could have the benefit of reducing potential arbitrage opportunities presented by a lag between a change in the value of the
Master Fund's or the Fund's investments and the reflection of that change in the
Master Fund's or the Fund's net asset value.

The Domini European Social Equity Fund, Domini EuroPacific Social Equity Fund,
and Domini PacAsia Social Equity Fund invest primarily in the stocks of companies based in Europe and/or the Asian Pacific region. Non-U.S. equity securities are valued on the basis of their most recent closing market prices at
4 pm Eastern Time except under the circumstances described below. Most non-U.S.
markets close before 4 pm Eastern Time. If the Domini European Social Equity
Fund, Domini EuroPacific Social Equity Fund, or Domini PacAsia Social Equity
Fund determines that developments between the close of the non-U.S. market and 4 pm Eastern Time will, in its judgment, materially affect the value of some or all of the Fund's securities, the Fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 pm
Eastern Time. In deciding whether to make these adjustments, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S.
markets that represent foreign securities and baskets of foreign securities. A
Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the Fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Please note that the European Equity Trust, EuroPacific Equity Trust, and
PacAsia Equity Trust hold securities that are primarily listed on foreign exchanges that may trade on weekends or other days when the Trusts do not calculate their net asset value and the European Equity Fund, EuroPacific Equity
Fund, and PacAsia Equity Funds do not price their shares. Therefore, the value of the securities held by these Funds may change on days when shareholders will not be able to purchase or sell the applicable Fund's shares.

Shares may be purchased directly from the Distributor or through Service
Organizations (see "Transfer Agent, Custodian, and Service Organizations" below)
by clients of those Service Organizations. If an investor purchases shares through a Service Organization, the Service Organization must promptly transmit such order to the appropriate Fund so that the order receives the net asset value next determined following receipt of the order. Investors wishing to purchase shares through a Service Organization should contact that organization directly for appropriate instructions. Investors making purchases through a
Service Organization should be aware that it is the responsibility of the
Service Organization to transmit orders for purchases of shares by its customers to the Transfer Agent and to deliver required funds on a timely basis.

                                       44

Each Fund has authorized certain brokers to accept on its behalf purchase and redemption orders and has authorized these brokers to designate intermediaries to accept such orders. Each Fund will be deemed to have received such an order when an authorized broker or its designee accepts the order. Orders will be priced at the appropriate Fund's net asset value next computed after they are accepted by an authorized broker or designee. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

                 4. MANAGEMENT OF THE FUNDS AND THE MASTER FUNDS

The management and affairs of the Trust and the Funds are supervised by the
Trust's Board of Trustees under the laws of the Commonwealth of Massachusetts.
The management and affairs of the Master Funds are supervised by the Board of
Trustees of Domini Social Trust (the "Master Trust") under the laws of the State of New York.

The Trustees and officers of the Trust and the Master Trust, their ages, their principal occupations during the past five years, the number of investment companies in the Domini family of funds that the Trustees oversee, and other directorships held, are set forth below. Their titles may have varied during that period. Each Trustee holds office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office.

Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust and the Master Trust. Each Trustee and
officer of the Trust or Master Trust noted as an "interested person" is interested by virtue of his or her position with Domini as described in the table below. Unless otherwise indicated below, the address of each Trustee and officer is 536 Broadway, 7th Floor, New York, New York 10012.

                                                                                                                NUMBER OF FUNDS AND
                                                                                                                PORTFOLIOS IN THE
NAME, AGE, POSITION(s)                                                                                          DOMINI FAMILY OF
HELD, AND LENGTH OF                                                                                             FUNDS OVERSEEN BY
TIME SERVED                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD(1)        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE AND OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Amy L. Domini*               CEO (since 2002), President (2002-2005), and Manager (since 1997), Domini                    14
(57)                         Social Investments LLC; Manager, DSIL Investment Services LLC (since 1998);
Chair, Trustee, and          Manager, Domini Holdings LLC (holding company) (since 2002); Director, Tom's
President of the Trust       of Maine, Inc. (natural care products) (2004); Board Member, Progressive
and the Master Trust         Government Institute (nonprofit education on executive branch of the federal
since 1990                   government) (2003-2005); Board Member, Financial Markets Center (nonprofit financial markets research and education resources provider) (2002-2004);
                             Trustee, New England Quarterly (periodical) (since 1998); Trustee, Episcopal
                             Church Pension Fund (1994-2006); Private Trustee, Loring, Wolcott & Coolidge
                             Office (fiduciary) (since 1987); Partners for the Common Good (community development nonprofit) (since 2005).

INDEPENDENT TRUSTEES

Julia Elizabeth Harris       Director and President, Alpha Global Solutions, LLC (agribusiness) (since 2004);             14
(59)                         Trustee, Fiduciary Trust Company (financial institution) (2001-2005); Executive
Trustee of the Trust         Vice President, UNC Partners, Inc. (financial management) (since 1990).
and the Master Trust since
1999

Kirsten S. Moy               Board Member, Community Reinvestment Fund (since 2003); Director, Economic                   14
(60)                         Opportunities Program, The Aspen Institute (research and education) (since
Trustee of the Trust and     2001); Board Member, NCB CI (National Coop Bank Capital Impact) (previously
the Master Trust since       NCB Development Corp.) (since 2006).
1999

                                       45

                                                                                                                 NUMBER OF FUNDS
                                                                                                                 AND PORTFOLIOS IN
NAME, AGE, POSITION(s)                                                                                           THE DOMINI FAMILY
HELD, AND LENGTH OF                                                                                              OF FUNDS OVERSEEN
TIME SERVED                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                                         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES CONTINUED

William C. Osborn            Manager, Massachusetts Green Energy Fund Management 1, LLC (venture capital)                 14
(63)                         (since 2004); Manager, Commons Capital Management LLC (venture capital) (since
Trustee of the Trust since   2000); Special Partner/Consultant, Arete Corporation (venture capital) (since
1990 and the Master Trust    1999); Director, CTP Hydrogen, Inc. (hydrogen generation technology) (Since
since 1997                   2005); Director, World Power Technologies, Inc. (power equipment production)
                             (1999-2004); Director, Investors' Circle (socially responsible investor network) (1999-2004).

Karen Paul                   Visiting Professor, Escuela Graduado Administracion Direccion Empresas,                      14
(63)                         Instituto Tecnologico y de Estudios Superiores de Monterrey (2004); Professor,
Trustee of the Trust since   Catholic University of Bolivia (2003); Fulbright Fellow, U.S. Department of
1990 and the Master Trust    State (2003); Partner, Trinity Industrial Technology (1997-2002); Executive
since 1997                   Director, Center for Management in the Americas (1997-2002); Professor of
                             Management and International Business, Florida International University (since
                             1990).

Gregory A. Ratliff           Senior Program Officer, Bill and Melinda Gates Foundation (since 2007);                      14
(47)                         Community Investment Consultant (self-employment) (since 2002); Senior Fellow,
Trustee of the Trust and     The Aspen Institute (research and education) (2002); Director, Economic
the Master Trust since       Opportunity, John D. and Catherine T. MacArthur Foundation (private
1999                         philanthropy) (1997-2002).

John L. Shields              Principal, MainStay Consulting Group, LLC (Management Consulting Firm) (since                14
(54)                         2006); CEO, Open Investing, Inc. (investment advisor) (2006-2007); CEO, Harris
Trustee of the Trust and     Insight Funds Trust (mutual funds) (2005-2006); Managing Director, Navigant
the Master Trust since       Consulting, Inc. (management consulting firm) (2004-2006); Advisory Board
2004                         Member, Vestmark, Inc. (software company) (since 2003); Managing Principal,
                             Shields Smith & Webber LLC (management consulting firm) (2002-2004); President and CEO, Citizens Advisers, Inc. (1998-2002); President and CEO, Citizens
                             Securities, Inc. (1998-2002); President and Trustee, Citizens Funds
                             (1998-2002).

(1)  This includes all directorships (other than those of the Domini Funds)
     that are held by each Trustee as a director of a public company or a registered investment company.

                                                                                                                 NUMBER OF FUNDS
                                                                                                                 AND PORTFOLIOS IN
NAME, AGE, POSITION(s)                                                                                           THE DOMINI FAMILY
HELD, AND LENGTH OF                                                                                              OF FUNDS OVERSEEN
TIME SERVED                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                                         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Megan L. Dunphy*             Mutual Fund Counsel, Domini Social Investments LLC (since 2005); Secretary,                N/A
(38)                         Domini Funds (since 2005); Counsel, ING (formerly Aetna Financial Services)
Secretary of the Trust and   (financial services) (1999-2004).
the Master Trust since
2005

Adam M. Kanzer*              Managing Director (since January 2007), General Counsel and Director of                    N/A
(41)                         Shareholder Advocacy (since 1998) and Chief Compliance Officer (April 2005-May
Chief Legal Officer of the   2005), Domini Social Investments LLC; Chief Legal Officer (since 2003), Chief
Trust and the Master Trust   Compliance Officer (April 2005-July 2005), Vice President (since April 2007),
since 2003 Vice President    Domini Funds.
of the Trust and Master
Trust since 2007

Carole M. Laible*            President (since 2005), Member (since 2006), Chief Operating Officer (since                N/A
(44)                         2002), and Financial/Compliance Officer (1997-2003), Domini Social Investments
Treasurer of the Trust and   LLC; President and CEO (since 2002), Chief Compliance Officer (since 2001),
the Master Trust since       Chief Financial Officer, Secretary, and Treasurer (since 1998), DSIL
1997 Vice President of the   Investment Services LLC; Treasurer (since 1997), Vice President (since April
Trust and Master Trust       2007), Domini Funds.
since 2007

                                       46

                                                                                                                 NUMBER OF FUNDS
                                                                                                                 AND PORTFOLIOS IN
NAME, AGE, POSITION(s)                                                                                           THE DOMINI FAMILY
HELD, AND LENGTH OF                                                                                              OF FUNDS OVERSEEN
TIME SERVED                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                                         BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS CONTINUED

Doug Lowe*                   Senior Compliance Manager and Counsel, Domini Social Investments LLC (since                N/A
(51)                         2006); Assistant Secretary, Domini Funds (since April 2007); Executive
Assistant Secretary of the   Director, Morgan Stanley (2002-2005)
Trust and the Master Trust
since 2007

Steven D. Lydenberg*         Chief Investment Officer (since 2003) and Member (since 1997), Domini Social               N/A
(62)                         Investments LLC; Vice President, Domini Funds (since 1990).
Vice President of the
Trust and the Master Trust
since 1990

Meaghan T. O'Rourke*         Compliance Associate (since 2005), Institutional Client Relationships                      N/A
(28)                         Associate (2004 to 2005), Administrative Assistant (2002 to 2004), Domini
Assistant Secretary of the   Social Investments LLC; Assistant Secretary, Domini Funds (since April 2007)
Trust and the Master Trust
since 2007

Christina Povall*            Director of Finance, Domini Social Investments LLC (since 2004); Assistant                 N/A
(38)                         Treasurer, Domini Funds (since April 2007); Senior Manager,
Assistant Treasurer of the   PricewaterhouseCoopers LLP (independent registered public accounting firm)
Trust and the Master Trust   (1999-2004).
since 2007

Maurizio Tallini*            Managing Director (since January 2007), Chief Compliance Officer (since 2005),             N/A
(34)                         Domini Social Investments LLC; Vice President (since April 2007). Chief
Chief Compliance Officer     Compliance Officer (since 2005), Domini Funds; Venture Capital Controller, Rho
of the Trust and the         Capital Partners (venture capital) (2001-2005).
Master Trust since 2005
Vice President of the
Trust and Master Trust
since 2007

                                   Committees

The Board of Trustees of the Trust has a standing Audit Committee composed of all of the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act (the "Independent Trustees"). The Audit Committee met
three times during the Funds' last fiscal year to review the internal and external accounting procedures of the Funds and, among other things, to consider the selection of the independent registered public accountant for the Funds, to approve all significant services proposed to be performed by the accountants, and to consider the possible effect of such services on their independence.

The Board of Trustees also has a standing Nominating Committee. All of the
Independent Trustees are members of the Nominating Committee. The Nominating
Committee did not meet during the Funds' last fiscal year. The Nominating
Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board of Trustees. The Nominating Committee will consider nominees recommended by shareholders. If you would like to recommend a nominee to the Nominating Committee, please deliver your recommendation in writing to the Secretary of the Trust, 536 Broadway, 7th Floor, New York, New York 10012.

                                       47

             OWNERSHIP OF SHARES IN THE FUNDS AND IN OTHER ENTITIES

The following table shows the amount of equity securities owned by the Trustees in the Equity Fund, European Equity Fund, EuroPacific Fund, PacAsia Fund and the
Bond Fund, and in all investment companies in the Domini family of funds supervised by the Trustees as of December 31, 2006.

                                             Range of           Range of        Range of                        Aggregate Range
                            Range of       Investment in     Investment in    Investment in       Range of       of Investment
                         Investment in     the European     the EuroPacific    the PacAsia     Investment in       in Domini
   Name of Trustee      the Equity Fund        Fund               Fund            Fund         the Bond Fund    Family of Funds
---------------------   ---------------   ---------------   ---------------   -------------   ---------------   ---------------

Interested Trustee:
Amy L. Domini           over $100,00      $10,001-$50,000                $0              $0   $50,001-$100,00   over $100,000

Independent Trustees:
Julia E. Harris
Kirsten S. Moy
William C. Osborn       over $100,000     $50,001-$100,00                $0              $0                $0   over $100,000
Karen Paul
Gregory A. Ratliff
John L. Shields         $10,001-$50,000   $0                             $0              $0                $0   $10,001-$50,000

                     COMPENSATION AND INDEMNITY OF TRUSTEES

Each of the Independent Trustees receives an annual retainer for serving as a
Trustee of the Trust, the Master Trust, the Domini Institutional Trust, and the
Domini Advisor Trust of $14,000, and the Chair of the Audit Committee receives an additional $5,000. Each Independent Trustee also receives $1,500 for attendance at each joint meeting of the Boards of the Trust, the Master Trust, the Domini Institutional Trust, and the Domini Advisor Trust (reduced to $625 in the event that a Trustee participates at an in-person meeting by telephone). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings.

Information regarding compensation paid to the Trustees by the Trust for the fiscal year ended July 31, 2007, is set forth below. Ms. Domini is not compensated by the Trust for her service as a Trustee because of her affiliation with Domini.

                                       48

                               Compensation Table

                                                                                           Total Compensation
                                                 Pension or Retirement      Estimated     from Trust and Fund
                        Aggregate Compensation    Benefits Accrued as     Benefits Upon     Complex Paid to
   Name of Trustee          from the Trust       Part of Trust Expenses     Retirement        Trustees(1)
---------------------   ----------------------   ----------------------   -------------   -------------------

Interested Trustee:
Amy L. Domini                    None                     None                 None               None
Julia E. Harris                                           None                 None
Kirsten S. Moy                                            None                 None
William C. Osborn                                         None                 None
Karen Paul                                                None                 None
Gregory A. Ratliff                                        None                 None
John L. Shields                                           None                 None

(1)  As of July 31, 2007, there were fourteen funds in the Domini family of funds.

The Trustees who are not "interested persons" (the "Independent Trustees") of the Trust as defined by the 1940 Act are the same as the Independent Trustees of the Master Trust. Any conflict of interest between a Feeder Fund and the Master
Fund in which it invests will be resolved by the Trustees in accordance with their fiduciary obligations and in accordance with the 1940 Act. The Trust's
Declaration of Trust provides that it will indemnify its Trustees and officers
(the "Indemnified Parties") against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that the Indemnified Parties engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that the Indemnified Parties did not act in good faith in the reasonable belief that their actions were in the best interests of the
Trust. In case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of Disinterested Trustees or in a written opinion of independent counsel, that such Indemnified Parties have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

[As of October 31, 2007, all Trustees and officers of the Trust and the Master
Trust as a group owned less than 1% of any Fund's outstanding shares.]

[As of October 31, 2007, the following shareholders of record owned 5% or more of the outstanding Investor shares of the Equity Fund: [___]. As of October 31,
2007, the following shareholder of record owned 5% or more of the outstanding
Class R shares of the Equity Fund: [___]. The Equity Fund has no knowledge of any other owners of record or beneficial owners of 5% or more of any class of the outstanding shares of that Fund.]

[As of October 31, 2007, the following shareholders of record owned 5% or more of the outstanding Investor shares of the European Equity Fund: [___]. As of
October 31, 2007, no Class R shares of the European Equity Fund were issued or outstanding. The European Equity Fund has no knowledge of any other owners of record or beneficial owners of 5% or more of any class of the outstanding shares of that Fund.]

As of October 31, 2007, the following shareholders of record owned 5% or more of the outstanding Investor shares of the EuroPacific Equity Fund: [___].

                                       49

As of October 31, 2007, the following shareholders of record owned 5% or more of the outstanding Investor shares of the PacAsia Equity Fund: [___].

[As of October 31, 2007, the following shareholder of record owned 5% or more of the outstanding Investor shares of the Bond Fund: [___]. As of October 31, 2007, no Class R shares of the Bond Fund were issued or outstanding. The Bond Fund has no knowledge of any other owners of record or beneficial owners of 5% or more of any class of the outstanding shares of that Fund.]

                                     Manager

Domini is a Massachusetts limited liability company with offices at 536
Broadway, 7th Floor, New York, NY 10012, and is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers
Act"). The names of the persons who control the adviser and the basis of the person's control are as follows: Amy L. Domini (aka Thornton), Chair of the
Board and President of the Trust and the Master Trust and the Manager and Chief
Executive Officer of Domini; Steven D. Lydenberg, Vice President of the Trust
and the Master Trust and Chief Investment Officer of Domini; Carole Laible,
Treasurer and Vice President of the Trust and the Master Trust, and the
President and Chief Operating Officer of Domini; Adam M. Kanzer, Chief Legal
Officer and Vice President of the Trust and the Master Trust and Managing
Director, General Counsel and Director of Shareholder Advocacy of Domini;
Maurizio Tallini, Chief Compliance Officer and Vice President of the Trust and
the Master Trust and Managing Director and Chief Compliance Officer of Domini.

Domini manages the assets of the Master Funds, the European Equity Fund, the
EuroPacific Equity Fund, the PacAsia Equity Fund, and the Bond Fund, and
provides certain administrative services to the Master Funds, the European
Equity Fund, the EuroPacific Equity Fund, the PacAsia Equity Fund, and the Bond
Fund pursuant to separate Management Agreements. The services provided by Domini include furnishing an investment program for the Master Funds, the European
Equity Fund, the EuroPacific Equity Fund, the PacAsia Equity Fund, and the Bond
Fund. Domini will have authority to determine from time to time what securities are purchased, sold, or exchanged, and what portion of assets of each of the
Master Funds, the European Equity Fund, the EuroPacific Equity Fund, the PacAsia
Equity Fund, and the Bond Fund is held uninvested. Domini will also perform such administrative and management tasks for the Master Funds, the European Equity
Fund, the EuroPacific Equity Fund, the PacAsia Equity Fund, and the Bond Fund as
may from time to time be reasonably requested, including: (a) maintaining office facilities and furnishing clerical services necessary for maintaining the organization of the Master Funds, the European Equity Fund, the EuroPacific
Equity Fund, the PacAsia Equity Fund, and the Bond Fund and for performing administrative and management functions, (b) supervising the overall administration of the Master Funds, the European Equity Fund, the EuroPacific
Equity Fund, the PacAsia Equity Fund, and the Bond Fund, including negotiation of contracts and fees with, and monitoring of performance and billings of, the transfer agent, shareholder servicing agents, custodian, and other independent contractors or agents of the Master Funds, the European Equity Fund, the
EuroPacific Equity Fund, the PacAsia Equity Fund, or the Bond Fund, as
applicable, (c) overseeing (with the advice of the counsel to the Master Funds, the European Equity Fund, the EuroPacific Equity Fund, the PacAsia Equity Fund,
and the Bond Fund) the preparation of and, if applicable, the filing of all documents required for compliance by the Master Funds, the European Equity Fund, the EuroPacific Equity Fund, the PacAsia Equity Fund, and the Bond Fund with applicable laws and regulations, including registration statements, prospectuses, and statements of additional information, Semi-Annual and Annual
Reports to shareholders, proxy statements, and tax returns, (d) preparing agendas and supporting documents for, and minutes of meetings of, the Trustees, committees of the Trustees, and shareholders, (e) arranging for maintenance of the books and records of the Master Funds, the European Equity Fund, the
EuroPacific Equity Fund, the PacAsia Equity Fund, and the Bond Fund, (f)
maintaining telephone coverage to respond to investor and shareholder inquiries;

                                       50

and (g) answering questions from the general public, the media, and investors in the Master Funds and shareholders of the European Equity Fund, the EuroPacific
Equity Fund, the PacAsia Equity Fund, and the Bond Fund regarding the securities holdings of the Master Funds and the Bond Fund, limits on investment, and the
Master Funds', the European Equity Fund's, the EuroPacific Equity Fund's, the
PacAsia Equity Fund's, and the Bond Fund's proxy voting philosophy and shareholder activism philosophy. Domini provides persons satisfactory to the
Board of Trustees of the Master Trust and the Trust to serve as officers of the
Master Trust and the Trust, as applicable. Such officers, as well as certain other employees and Trustees of the Master Trust and the Trust, may be
directors, officers, or employees of Domini or its affiliates. Domini furnishes at its own expense all facilities and personnel necessary in connection with providing these services.

Unless otherwise terminated, the Management Agreement for the Equity Trust will continue in effect if such continuance is specifically approved by August 15,
2008, and at least annually by the Board of Trustees or by a majority of the outstanding voting securities of the Equity Trust at a meeting called for the purpose of voting on the Management Agreement (with the vote of each investor in the Equity Trust being in proportion to the amount of its investment), and, in either case, by a majority of the Trustees who are not parties to the Management
Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

Unless otherwise terminated, the Management Agreement for the European Equity
Trust, the EuroPacific Equity Trust and the PacAsia Equity Trust will continue in effect if such continuance is specifically approved with respect to the
European Equity Trust by April 27, 2008, and with respect to each of the
EuroPacific Equity Trust, and the PacAsia Equity Trust by July 28, 2008, and at
least annually thereafter by the Board of Trustees or by a majority of the outstanding voting securities of the applicable Master Fund at a meeting called for the purpose of voting on such Management Agreement (with the vote of each investor in the applicable Master Fund being in proportion to the amount of its investment), and, in either case, by a majority of the Trustees who are not parties to such Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on such Management Agreement. Unless otherwise terminated, the Management Agreement for the European Equity Fund,
EuroPacific Equity Fund, and PacAsia Equity Fund will continue in effect if such continuance is specifically approved with respect to the European Equity Fund by
April 27, 2008, and with respect to each of the EuroPacific Equity Trust and the
PacAsia Equity Trust by July 28, 2008, and at least annually thereafter by the
Board of Trustees or by a majority of the outstanding voting securities of the applicable Fund at a meeting called for the purpose of voting on such Management
Agreement, and, in either case, by a majority of the Trustees who are not parties to such Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on such Management Agreement.

Unless otherwise terminated, the Management Agreement for the Bond Fund will continue in effect if such continuance is specifically approved by April 27,
2008, and at least annually thereafter by the Board of Trustees or by a majority of the outstanding voting securities of the Fund at a meeting called for the purpose of voting on the Management Agreement, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

Each Management Agreement provides that Domini may render services to others.
Domini may employ, at its own expense, or may request that the Master Funds or the Funds, as applicable, employ (subject to the requirements of the 1940 Act)
one or more subadvisors or submanagers, subject to Domini's supervision. Each
Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Master Funds or the Funds, as

                                       51

applicable, when authorized either by majority vote of the outstanding voting securities of the Master Funds (with the vote of each investor in each Master
Fund being in proportion to the amount of its investment), or by a majority vote of the outstanding voting securities of the Funds, as applicable, or by a vote of a majority of the Board of Trustees of the Master Trust or the Trust, as
applicable, or by Domini, and will automatically terminate in the event of its assignment. Each Management Agreement provides that neither Domini nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Master Trusts, or the Funds, as applicable, except for willful misfeasance, bad faith, or gross negligence or reckless disregard of its or their obligations and duties under such Management Agreement.

Equity Trust

Under the Management Agreement between the Equity Trust and Domini, Domini receives aggregate fees for advisory services to the Equity Trust at the following rates: 0.30% of the first $2 billion of net assets managed, 0.29% of the next $1 billion of net assets managed, and 0.28% of net assets managed in excess of $3 billion. Domini also provides administrative services to the Equity
Trust under the Management Agreement.

Prior to November 30, 2006, Domini received aggregate fees for advisory services to the Equity Trust under a prior investment management agreement with Domini at the following rates: 0.20% of the first $2 billion of net assets managed, 0.19%
of the next $500 million of net assets managed, and 0.18% of net assets managed in excess of $2.5 billion.

For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005, the
Equity Trust incurred approximately $[___], $3,024,139, and $3,165,651, respectively, in management fees pursuant to the Management Agreement or prior management agreement with Domini.

EUROPEAN EQUITY TRUST AND EUROPEAN EQUITY FUND

Under the Management Agreement between the European Equity Trust and Domini,
Domini receives aggregate fees for advisory services to the European Equity
Trust at the following rates: 0.75% of the first $250 million of net assets managed, 0.70% of the next $250 million of net assets managed, and 0.65% of net assets managed in excess of $500 million. Domini also provides administrative services to the European Equity Trust under the Management Agreement.

Under the Management Agreement between the European Equity Fund and Domini,
Domini receives aggregate fees for services with respect to the European Equity
Fund at the following rates: 1.00% of the average daily net assets of the
European Equity Fund minus the aggregate management fee allocated to the
European Equity Fund by the European Equity Trust. Currently, Domini is reducing its fee to the extent necessary to keep the aggregate operating annual expenses of the European Equity Fund (including the European Equity Fund's share of the
European Equity Trust's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 1.60% of the average daily net assets of the shares of the European Equity Fund.

For the fiscal period ended July 31, 2007, and July 31, 2006, the European
Equity Trust incurred approximately $[___] and $68,431, respectively, in management fees pursuant to its Management Agreement with Domini, and the
European Equity Fund incurred approximately $[___] and $39,217, respectively, pursuant to its Management Agreement with Domini. The European Equity Trust and the European Equity Fund did not pay any fees to Domini under the respective
Management Agreements as of July 31, 2005, because the European Equity Trust and the European Equity Fund had not commenced operations.

                                       52

EUROPACIFIC EQUITY TRUST AND EUROPACIFIC EQUITY FUND

Under the Management Agreement between the EuroPacific Equity Trust and Domini,
Domini receives aggregate fees for advisory services to the EuroPacific Equity
Trust at the following rates: 0.75% of the first $250 million of net assets managed, 0.70% of the next $250 million of net assets managed, and 0.65% of net assets managed in excess of $500 million. Domini also provides administrative services to the EuroPacific Equity Trust under the Management Agreement.

Under the Management Agreement between the EuroPacific Equity Fund and Domini,
Domini receives aggregate fees for services with respect to the EuroPacific
Equity Fund at the following rates: 1.00% of the first $250 million of net assets managed, 0.94% of the next $250 million of net assets managed, and 0.88%
of net assets managed in excess of $500 million minus the aggregate management fee allocated to the EuroPacific Equity Fund by the EuroPacific Equity Trust.
Currently, Domini is reducing its fee to the extent necessary to keep the aggregate operating annual expenses of the EuroPacific Equity Fund (including the EuroPacific Equity Fund's share of the EuroPacific Equity Trust's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than
1.60% of the average daily net assets of the shares of the EuroPacific Equity
Fund.

For the fiscal period ended July 31, 2007, the EuroPacific Equity Trust incurred approximately $[___] in management fees pursuant to its Management Agreement with Domini, and the EuroPacific Equity Fund incurred approximately $[___]
pursuant to its Management Agreement with Domini, after waivers. The EuroPacific
Equity Trust and the EuroPacific Equity Fund did not pay any fees to Domini under the respective management agreements as of July 31, 2006, because the
EuroPacific Equity Trust and the EuroPacific Equity Fund had not commenced operations.

PACASIA EQUITY TRUST AND PACASIA EQUITY FUND

Under the Management Agreement between the PacAsia Equity Trust and Domini,
Domini receives aggregate fees for advisory services to the PacAsia Equity Trust at the following rates: 0.75% of the first $250 million of net assets managed,
0.70% of the next $250 million of net assets managed, and 0.65% of net assets managed in excess of $500 million. Domini also provides administrative services to the PacAsia Equity Trust under the Management Agreement.

Under the Management Agreement between the PacAsia Equity Fund and Domini,
Domini receives aggregate fees for services with respect to the PacAsia Equity
Fund at the following rates: 1.00% of the first $250 million of net assets managed, 0.94% of the next $250 million of net assets managed, and 0.88% of net assets managed in excess of $500 million minus the aggregate management fee allocated to the PacAsia Equity Fund by the European Equity Trust. Currently,
Domini is reducing its fee to the extent necessary to keep the aggregate operating annual expenses of the PacAsia Equity Fund (including the PacAsia
Equity Fund's share of the PacAsia Equity Trust's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 1.60% of the average daily net assets of the shares of the PacAsia Equity Fund.

For the fiscal period ended July 31, 2007, the PacAsia Equity Trust incurred approximately $[___] in management fees pursuant to its Management Agreement with Domini, and the PacAsia Equity Fund incurred approximately $[___] pursuant to its Management Agreement with Domini. The PacAsia Equity Trust and the
PacAsia Equity Fund did not pay any fees to Domini under the respective management agreements as of July 31, 2006, because the PacAsia Equity Trust and the PacAsia Equity Fund had not commenced operations.

                                       53

BOND FUND

Under the Management Agreement between the Trust, with respect to the Bond Fund and Domini, Domini receives fees for advisory services with respect to the Bond
Fund at the following rates: 0.40% of the first $500 million of net assets managed, 0.38% of the next $500 million of net assets managed, and 0.35% of net assets managed in excess of $1 billion.

For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005, the
Bond Fund paid $[___], $179,413 and $67,998, respectively, in management fees pursuant to its Management Agreement with Domini.

                                   SUBMANAGERS

EQUITY TRUST, EUROPEAN EQUITY TRUST, EUROPACIFIC EQUITY TRUST AND PACASIA EQUITY
TRUST

Wellington Management Company, LLP ("Wellington Management") submanages the assets of each of the Equity Trust, European Equity Trust, EuroPacific Equity
Trust, and PacAsia Equity Trust pursuant to separate investment submanagement agreements with Domini (the "Equity Trust Submanagement Agreement," "European
Equity Trust Submanagement Agreement," "EuroPacific Equity Trust Submanagement
Agreement," and the "PacAsia Equity Trust Submanagement Agreement,"
respectively). Wellington Management furnishes at its own expense all services, facilities, and personnel necessary in connection with managing each of the above-referenced Master Fund's investments and effecting securities transactions for each Master Fund. Each Submanagement Agreement with Wellington Management will continue in effect if such continuance is specifically approved by August
15, 2008, and at least annually thereafter by the Board of Trustees or by a majority vote of the outstanding voting securities of the applicable Master Fund at a meeting called for the purpose of voting on such Master Fund's
Submanagement Agreement (with the vote of each being in proportion to the amount of its investment), and, in either case, by a majority of the Trustees who are not parties to such Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on such Submanagement
Agreement.

Wellington Management is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington
Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of July 31, 2007, Wellington Management had investment management authority with respect to approximately $587 billion in assets. Wellington Management is owned by its 98 partners, all of whom are active in the firm.

The following information regarding each investment professional's compensation, other accounts, and ownership of Fund shares has been provided by Wellington
Management.

Mr. Mammen Chally, CFA, vice president and equity portfolio manager of
Wellington Management has been the portfolio manager primarily responsible for the day-to-day management of the EQUITY TRUST since 2006. Mr. Chally joined
Wellington Management as a portfolio manager in 1994. In addition to his responsibilities regarding the Equity Trust, as of July 31, 2007, Mr. Chally has
day-to-day management responsibilities for the assets of: [(i) three other registered investment companies with approximately $2,433,700 in assets under management, (ii) eight other pooled investment vehicles with approximately
$833,300 in assets under management, and (iii) thirty other accounts with a total of approximately $11,846,900 in assets under management. Three of these funds or accounts (with $6,423,500 in aggregate assets) pay performance-based fees to Wellington Management].

                                       54

Ms. Doris T. Dwyer, vice president and equity portfolio manager of Wellington
Management has provided portfolio management and securities analysis services to the EUROPEAN EQUITY TRUST since 2005 and became the portfolio manager primarily responsible for the day-to-day management of the European Equity Trust in 2006.
Ms. Dwyer joined Wellington Management as a portfolio manager in 1998. In addition to her responsibilities regarding the European Equity Trust, as of July
31, 2007, Ms. Dwyer has day-to-day management responsibilities for the assets of: [(i) six other registered investment companies with approximately $1,709,700 in assets under management, (ii) seven other pooled investment vehicles with approximately $371,800 in assets under management, and (iii) sixteen other accounts with a total of approximately $2,686,800 in assets under management.
Two of these funds or accounts (with $268,300 in aggregate assets) pay performance-based fees to Wellington Management].

Mr. Manjit S. Bakshi, CFA, vice president and equity portfolio manager has served as the portfolio manager primarily responsible for the day-to-day management of the DOMINI EUROPACIFIC EQUITY TRUST and PACASIA EQUITY TRUST since
2006. Prior to joining Wellington Management as a portfolio manager in 2004, Mr.
Bakshi was a senior managing director at TIAA-CREF (2004), chief operating officer for RISConsulting LLC (2003), and senior vice president for Putnam
Investments (1995-2002). In addition to his responsibilities regarding the
EuroPacific Trust and the PacAsia Trust, as of July 31, 2007, Mr. Bakshi has
day-to-day management responsibilities for the assets of: [(i) no other registered investment companies, (ii) one other pooled investment vehicle with approximately $3,200,000 in assets under management, and (iii) thirteen other accounts with a total of approximately $463,500 in assets under management. None of these funds or accounts pay performance-based fees to Wellington Management].

CONFLICTS OF INTEREST BETWEEN THE EQUITY TRUST, EUROPEAN EQUITY TRUST,
EUROPACIFIC EQUITY TRUST, PACASIA EQUITY TRUST, AND OTHER ACCOUNTS SUBADVISED BY
WELLINGTON MANAGEMENT

Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Wellington Management portfolio managers listed above who are primarily responsible for the day-to-day management of the Master Funds (the
"Portfolio Managers") generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Master Funds. The Portfolio Managers make investment decisions for each portfolio, including the Master Funds, based on the investment objectives, policies, practices, benchmarks, cash flows, tax, and other relevant investment considerations applicable to that portfolio. Consequently, the Portfolio
Managers may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. Alternatively, these portfolios may be managed in a similar fashion to the relevant Master Funds and thus the portfolios may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Master Funds. The Portfolio Managers or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Master Funds, or make investment decisions that are similar to those made for the Master Funds, both of which have the potential to adversely impact the Master Funds depending on market conditions. For example, a Portfolio
Manager may purchase a security in one portfolio while appropriately selling that same

                                       55

security in another portfolio. Similarly, a Portfolio Manager may purchase the same security for the Master Funds and one or more of the portfolios at or about the same time, and in those instances the other portfolios will have access to their respective holdings prior to the public disclosure of the Master Fund's holdings. In addition, some of these portfolios have fee structures, including performance fees which are or have the potential to be higher, in some cases significantly higher, than the fees paid by Domini to Wellington Management with respect to the Master Funds. Because incentive payments paid by Wellington
Management to the Portfolio Managers are tied to revenues earned by Wellington
Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given fund may be significantly higher or lower than those associated with other accounts managed by a given
Portfolio Manager. Finally, the Portfolio Managers may Hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high-quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of
Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single portfolio,
Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

COMPENSATION OF WELLINGTON MANAGEMENT INVESTMENT PROFESSIONALS

Domini pays Wellington Management fees based on the assets under management of each Master Fund as set forth in the applicable Submanagement Agreement between
Wellington Management and Domini with respect to each Master Fund. Wellington
Management pays its Investment Professionals out of its total revenues and other resources, including the advisory fees earned with respect to each Master Fund.
The following information relates to the fiscal year ended July 31, 2007.

Wellington Management's compensation structure is designed to attract and retain high-caliber Investment Professionals necessary to deliver high-quality investment management services to its clients. Wellington Management's compensation of its Portfolio Managers includes a base salary and incentive components. The base salary for each Portfolio Manager is determined by the
Portfolio Manger's experience and performance in their role as Portfolio
Managers. Base salaries for Wellington Management's employees are reviewed annually and may be adjusted based on the recommendation of the Portfolio
Manager's business manager, using guidelines established by Wellington
Management's Compensation Committee, which has final oversight responsibility for base salaries for employees of the firm. Each Portfolio Manager is eligible to receive incentive payments based on the revenues earned by Wellington
Management from the applicable Master Fund and generally each other portfolio managed by the Portfolio Manager. The Portfolio Managers' incentive payments relating to the Master Fund will be linked to the gross pre-tax performance of the applicable Master Fund compared to the Master Fund's benchmark index (for the Equity Trust, the S&P 500 Index; for the European Equity Trust, the MSCI
Europe Index; for the EuroPacific Equity Trust, the MSCI EAFE Index; and for the
PacAsia Equity Trust, the MSCI All Country Pacific Index) as modified by the application of Domini's

                                       56

social and environmental standards over one- and three-year periods, with an emphasis on three-year results once a Master Fund has been submanaged by
Wellington Management for three years or longer. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods, and rates may differ) to other portfolios managed by the
Portfolio Managers, including portfolios with performance fees. Portfolio-based incentives across all portfolios managed by an investment professional can, and typically does, represent a significant portion of an investment professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington
Management's business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than portfolio performance.

As of July 31, 2007, Mr. Chally, Ms. Dwyer, and Mr. Bakshi did not own any
equity securities of the Equity Fund, European Equity Fund, EuroPacific Equity
Fund, or PacAsia Equity Fund.

Bond Fund

Seix Advisors manages the assets of the Bond Fund pursuant to the Bond Fund
Submanagement Agreement. The Bond Fund Submanager furnishes at its own expense all services, facilities, and personnel necessary in connection with managing the Bond Fund's investments and effecting securities transactions for the Bond
Fund. The Bond Fund Submanagement Agreement will continue in effect if such continuance is specifically approved at least annually by the Bond Fund's Board of Trustees or by a majority vote of the outstanding voting securities of that
Fund at a meeting called for the purpose of voting on the Bond Fund
Submanagement Agreement, and, in either case, by a majority of the Bond Fund's
Trustees who are not parties to the Bond Fund Submanagement Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Bond Fund Submanagement Agreement.

Seix is a fixed-income division of Trusco Capital Management, Inc. ("Trusco").
Seix is located at 10 Mountainview Road, Suite C-200, Upper Saddle River, NJ
07458. Trusco is a wholly owned subsidiary of SunTrust Banks, Inc. As of
September 30, 2007, Trusco had approximately $[___] billion in assets under management, including over $[___] million in socially responsible assets. Seix had more than $[___] billion in assets under management as of September 30,
2007. Seix managed approximately [$7.7 billion] in socially responsible assets as of July 31, 2007.

The following information regarding each investment professional's compensation, other accounts, and ownership of Fund shares has been provided by Seix.

John Talty is the portfolio manager primarily responsible for the day-to-day management of the Bond Fund. Mr. Talty served as president and senior portfolio manager of Seix from January 1993 to May 2004, when the firm was acquired by
Trusco. Mr. Talty has served as executive vice president since joining Trusco in
May 2004. Mr. Talty has more than 24 years of investment experience. Mr. Talty became portfolio manager for the Bond Fund in 2006. In addition to his responsibilities regarding the Bond Fund, as of July 31, 2007, Mr. Talty has day-to-day management responsibilities for the assets of: [i) 7 other registered investment companies with approximately $2.4 billion in assets under management,
(ii) 9 other pooled investment vehicles with approximately $1.1 billion in assets under management, and (iii) 173 other accounts with a total of approximately $7.1 billion in assets under management. Two of these funds or accounts (with $314.9 million in aggregate assets) pay performance-based fees to
Seix.

                                       57

CONFLICTS OF INTEREST BETWEEN THE BOND FUND AND OTHER ACCOUNTS SUBADVISED BY
SEIX

Seix's dual management of both a Fund and other accounts referenced above may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, it is possible the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing, and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a
Fund or an account if one account is favored over another in allocating the securities purchased or sold. Seix has established policies and procedures to ensure that the purchase and sales of securities among all funds and accounts it manages are allocated in a manner Seix believes is fair and equitable.

Compensation of Seix Investment Professionals

Seix's Portfolio managers earn competitive salaries. They also receive bonuses based on the pre-tax performance of the accounts they manage, relative to the applicable account benchmark and peer groups over a calendar year. The applicable account benchmark for Mr. Talty is the Lehman Aggregate Bond Fund
Index. The applicable peer group for Mr. Talty is the Callan Intermediate Bond
Universe through 2005, and the eVestment Alliance Intermediate Bond Universe
starting in January 2006. The method for determining compensation for any one account or mutual fund is the same as for any other account they manage.

All full-time employees of Seix, including portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual's compensation provided by these benefits is dependant upon length of employment, salary level, and several other factors. In addition, certain portfolio managers may be eligible for one or more of the following additional benefit plans:

     o 401 Excess Plan - This plan provides benefits that would otherwise be provided under the qualified cash or deferred ESOP plan adopted by the Adviser, were it not for the imposition of certain statutory limits on qualified plan benefits. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     o ERISA Excess Retirement Plan - This plan provides for benefits to certain executives that cannot be paid to them under tax-qualified pension plans as a result of federal restrictions. Certain select individuals within specific salary levels may be eligible for this plan. Participation in the plan must be approved by the individual's senior executive for the business.

     o Voluntary Functional Incentive Plan Deferral - This plan is a provision of a SunTrust Deferred Compensation Plan, which allows participants of selected annual incentive plans to voluntary defer portions of their incentive.
Eligibility to participate in this plan is offered to employees of selected incentive plans who earn above a specified level of total compensation in the year prior to their deferral. The Adviser's annual incentive plans available to investment professionals offer this provision to employees who meet the compensation criteria level.

     o Stock Option Awards - Stock options are granted annually to certain select individuals in specific compensation grade levels. Participation must be approved by the individual's senior executive for the business.

     o Restricted Stock Awards - Restricted stock awards are granted to certain select individuals on a case-by-case basis to address special retention issues.
Most salaried employees of SunTrust are eligible for restricted stock

                                       58

awards. The awards often vest based on the recipient's continued employment with the Adviser, but these awards may also carry additional vesting requirements, including performance conditions.

The relative mix of compensation represented by investment results, bonus, and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance, and other factors.

As of July 31, 2007, Mr. Talty did not own any equity securities of the Domini
Social Bond Fund.

Each Submanagement Agreement provides that the applicable submanager may render services to others. Each Submanagement Agreement is terminable without penalty upon not more than 60 days' nor less than 30 days' written notice by the applicable Master Fund, or the Bond Fund, as the case may be, when authorized either by majority vote of the outstanding voting securities in the Master Fund
(with the vote of each being in proportion to the amount of their investment), or the Bond Fund, as applicable, or by a vote of the majority of the appropriate
Board of Trustees, or by Domini with the consent of the Trustees, and may be terminated by the applicable Submanager on not less than 90 days' written notice to Domini and the Trustees, and will automatically terminate in the event of its assignment. Each Submanagement Agreement provides that the applicable Submanager shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the
Master Funds, or the Bond Fund, as the case may be, except for willful misfeasance, bad faith, or gross negligence or reckless disregard for its or their obligations and duties under the Submanagement Agreement.

Equity Trust

Under the Equity Trust Submanagement Agreement, Domini pays Wellington
Management an annual investment submanagement fee equal to:

             0.30% of the first $250 million of net assets managed;
            0.25% of the next $750 million of net assets managed; and
              0.225% of net assets managed in excess of $1 billion.

Wellington Management became the submanager of the Equity Trust effective
November 30, 2006.

Prior to November 30, 2006, SSgA Funds Management, Inc. ("SSgA") served as the
Equity Trust's investment submanager. Under an investment submanagement agreement with SSgA, Domini paid an investment submanagement fee equal to the greater of $300,000 or the fee based on the following schedule:

              0.02% of the first $1 billion of net assets managed;
             0.01% of the next $1 billion of net assets managed; and
             0.0075% of net assets managed in excess of $2 billion.

For the fiscal period from November 30, 2006 to July 31, 2007, the Equity Trust paid a total of $[___] to Wellington Management for submanagement services. For the period from August 1, 2006 to October 31, 2006, and for the fiscal years ended July 31, 2006, and July 31, 2005, the Equity Trust paid a total of
$300,000 and $300,000 to SSgA for submanagement services.

European Equity Trust

Under the European Equity Trust Submanagement Agreement, Domini pays Wellington
Management an annual investment submanagement fee equal to the fee based on the following schedule:

                                       59

              0.75% of the first $25 million of net assets managed;
              0.65% of the next $25 million of net assets managed;
            0.50% of the next $250 million of net assets managed; and
             0.45% of net assets managed in excess of $300 million.

There was no minimum annual fee for the first 18 months after the date of initial funding of the European Equity Trust (until April 1, 2007). The minimum fee payable by Domini to Wellington Management pursuant to the Submanagement
Agreement for the 12-month period from April 1, 2007, and each 12-month period thereafter is $350,000.

For the fiscal year ended July 31, 2007, and the fiscal period ended July 31,
2006, the European Equity Trust paid a total of $[____] and $178,204, respectively, to Wellington Management for submanagement services.

Domini did not pay Wellington Management any fees under the Submanagement
Agreement as of July 31, 2005, because the European Equity Trust had not commenced operations.

EuroPacific Equity Trust

Under the EuroPacific Equity Trust Submanagement Agreement, Domini pays
Wellington Management an annual investment submanagement fee equal to the fee based on the following schedule:

              0.75% of the first $25 million of net assets managed;
              0.65% of the next $25 million of net assets managed;
            0.50% of the next $250 million of net assets managed; and
             0.45% of net assets managed in excess of $300 million.

For the fiscal period ended July 31, 2007, the EuroPacific Equity Trust paid a total of $[___] to Wellington Management for submanagement services. Domini did not pay Wellington Management any fees under the Submanagement Agreement as of
July 31, 2006, because the EuroPacific Equity Trust had not commenced operations.

PacAsia Equity Trust

Under the PacAsia Equity Trust Submanagement Agreement, Domini pays Wellington
Management an annual investment submanagement fee equal to the fee based on the following schedule:

              0.75% of the first $25 million of net assets managed;
              0.65% of the next $25 million of net assets managed;
            0.50% of the next $250 million of net assets managed; and
             0.45% of net assets managed in excess of $300 million.

For the fiscal period ended July 31, 2007, the PacAsia Equity Trust paid a total of $[___] to Wellington Management for submanagement services. Domini did not pay Wellington Management any fees under the Submanagement Agreement as of July
31, 2006, because the PacAsia Equity Trust had not commenced operations.

Bond Fund

Under the Bond Fund Submanagement Agreement, Domini pays Seix an annual investment submanagement fee equal to the fee based on the following schedule:

                                       60

              0.40% on the first $10 million of net assets managed;
              0.35% on the next $10 million of net assets managed;
              0.30% on the next $30 million of net assets managed;
              0.25% on the next $30 million of net assets managed;
              0.20% on the next $120 million of net assets managed;
              0.15% on the next $300 million of net assets managed;
              0.10% on the next $500 million of net assets managed;
                and 0.05% over $1 billion of net assets managed.

Notwithstanding the above fees, the subadvisory fees payable by Domini were not to exceed $180,000 for the period from March 1, 2005, through March 1, 2006.

For the fiscal years ended July 31, 2007, and July 31, 2006, Domini paid $[___]
and $180,425 to Seix for submanagement services. For the fiscal period ended
July 31, 2005, Domini paid a total of $84,905 to Seix for submanagement services. Domini paid Seix a one-time fee equal to $25,000 as consideration for
Seix's services.

Prior to March 28, 2005, ShoreBank served as the Bond Fund Submanager. Under an
Investment Submanagement Agreement with ShoreBank, Domini paid an investment submanagement fee equal on an annual basis to 0.20% of the average daily net assets of the Bond Fund. For the period from August 1, 2004, through March 28,
2005, Domini paid a total of $72,619 to ShoreBank for submanagement services.

                                     Sponsor

Pursuant to a Sponsorship Agreement with respect to the Equity Fund and an
Administration Agreement with respect to the Bond Fund, Domini provides the
Funds with oversight, administrative, and management services. Domini provides each Fund with general office facilities and supervises the overall administration of each Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of each Fund; the preparation and filing of all documents required for compliance by each Fund with applicable laws and regulations, including registration statements, prospectuses, and statements of additional information, Semi-Annual and Annual
Reports to shareholders, proxy statements, and tax returns; preparing agendas and supporting documents for, and minutes of meetings of, the Trustees, committees of the Trustees, and shareholders; maintaining telephone coverage to respond to shareholder inquiries; answering questions from the general public, the media, and investors in each Fund regarding the securities holdings of the
Equity Trust and the Bond Fund, as applicable, limits on investment, and the
Funds' proxy voting philosophy and shareholder activism philosophy; and
arranging for the maintenance of books and records of each Fund. Domini provides persons satisfactory to the Board of Trustees of the Funds to serve as officers of the Funds. Such officers, as well as certain other employees and Trustees of the Funds, may be directors, officers, or employees of Domini or its affiliates.

Under the Sponsorship Agreement between Domini and the Trust on behalf of the
Equity Fund, Domini receives fees for administrative and sponsorship services with respect to the Equity Fund at the following rates: 0.45% of the first $2 billion of net assets managed, 0.44% of the next $1 billion of net assets managed, and 0.43% of net assets managed in excess of $3 billion. Currently,
Domini is reducing its fee to the extent necessary to keep the aggregate annual operating expenses of the Equity Fund (including the Equity Fund's share of the
Equity Trust's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 1.15% of the average daily net assets of the Investor shares of the Equity Fund and at no greater than 0.85% of the average daily net assets for the Class R shares of the Equity Fund.

Prior to November 30, 2006, Domini received fees for administrative and sponsorship services with respect to the Equity Fund at the rate of 0.50% of the average daily net assets of each class of that Fund. Prior to November 30, 2006,
Domini reduced

                                       61

its fee to the extent necessary to keep the aggregate annual operating expenses of the Equity Fund (including the Equity Fund's share of the Equity Trust's expenses but excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and reimbursements, at no greater than 0.95% of the average daily net assets of the Investor shares of the Equity
Fund and at no greater than 0.63% of the average daily net assets for the Class
R shares of the Equity Fund.

For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005, the
Equity Fund incurred $[___], $4,747,541, and $4,950,221, respectively, in sponsorship fees, after waivers.

Under the Administration Agreement between Domini and the Trust on behalf of the
Bond Fund, Domini receives fees for administrative services with respect to the
Bond Fund at the rate of 0.25% of the average daily net assets of each class of that Fund. Currently, Domini is reducing its fee to the extent necessary to keep the aggregate annual expenses of the Bond Fund (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses), net of waivers and expenses, at no greater than 0.95% of the average daily net assets of the
Investor shares of the Bond Fund and at no greater than 0.63% of the average daily net assets for the Class R shares of the Bond Fund. For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005, the Bond Fund paid
$[___], $162,114,and $158,221, respectively, in administration fees, after waivers.

The Sponsorship Agreement with respect to the Equity Fund and the Administration
Agreement with respect to the Bond Fund provide that Domini may render administrative services to others. The Sponsorship Agreement and the
Administration Agreement also provide that neither Domini nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the oversight, administration, or management of a Fund or the performance of its or their duties under the Sponsorship Agreement or
Administration Agreement, as applicable, except for willful misfeasance, bad faith, or gross negligence in the performance of its or their duties or by reason of the reckless disregard of its or their obligations and duties under the Sponsorship Agreement or Administration Agreement, as applicable.

                                   DISTRIBUTOR

Each Fund has adopted a Distribution Plan with respect to its Investor shares.
The Distribution Plan provides that Investor shares of a Fund may pay the
Distributor a fee not to exceed 0.25% per annum of the average daily net assets of that class as compensation for distribution services provided by the
Distributor in connection with the sale of these shares, not as reimbursement for specific expenses incurred. Thus, even if the Distributor's expenses exceed the fees provided for by the Distribution Plan, the Funds will not be obligated to pay more than those fees, and, if the Distributor's expenses are less than the fees paid to it, it will realize a profit. The Distributor may use such fees to pay broker-dealers, financial institutions, or other financial intermediaries as compensation in connection with the purchase, sale, or retention of Investor shares of the Funds, the advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, the expenses of preparing and printing sales literature, and other distribution-related expenses.

For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005,
Investor shares of the Equity Fund accrued $[___], $2,959,135, and $3,228,455, respectively, in distribution fees.

For the fiscal year ended July 31, 2007, and the fiscal period ended July 31,
2006, Investor shares of the European Equity Fund accrued $[___] and $61,763, respectively, in

                                       62

distribution fees. Distribution fees did not accrue for the fiscal year ended
July 31, 2005, because the European Equity Fund had not yet commenced operations.

For the fiscal period ended July 31, 2007, Investor shares of the EuroPacific
Equity Fund accrued $[_____] in distribution fees. Distribution fees did not accrue for the fiscal years ended July 31, 2006, and July 31, 2005, because the
EuroPacific Equity Fund had not yet commenced operations.

For the fiscal period ended July 31, 2007, Investor shares of the PacAsia Equity
Fund accrued $[_____] in distribution fees. Distribution fees did not accrue for the fiscal years ended July 31, 2006, and July 31, 2005, because the PacAsia
Equity Fund had not yet commenced operations.

For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005,
Investor shares of the Bond Fund accrued $[_____], $162,114, and $158,221, respectively, in distribution fees.

For the fiscal year ended July 31, 2007, payments made by Investor shares of the
Equity Fund pursuant to the Distribution Plan were used for advertising
$[_____________], printing and mailing of prospectuses to other than current shareholders $[_____], compensation to dealers $[_____________], communications and servicing $[_____________], and payments to the underwriter
$[_____________]. The Distributor waived fees totaling $[_____________].

For the fiscal year ended July 31, 2007, payments made by Investor shares of the
European Equity Fund pursuant to the Distribution Plan were used for advertising
$[_____], compensation to dealers $[_____], and payments to the underwriter
$[_____]. The Distributor waived fees totaling $[_____].

For the fiscal period ended July 31, 2007, payments made by Investor shares of the EuroPacific Equity Fund pursuant to the Distribution Plan were used for advertising $[_____], compensation to dealers $[_____], and payments to the underwriter $[_____]. The Distributor waived fees totaling $[_____].

For the fiscal period ended July 31, 2007, payments made by Investor shares of the PacAsia Equity Fund pursuant to the Distribution Plan were used for advertising $[_____], compensation to dealers $[_____], and payments to the underwriter $[_____]. The Distributor waived fees totaling $[_____].

For the fiscal year ended July 31, 2006, payments made by Investor shares of the
Bond Fund pursuant to the Distribution Plan were used for payments to the underwriter $[_____]. The Distributor waived fees totaling $[_____].

The Distribution Plan will continue in effect indefinitely as to a class if such continuance is specifically approved at least annually by a vote of both a majority of that Fund's Trustees and a majority of the Trust's Trustees who are not "interested persons of the Fund" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Independent Trustees"). The Distributor will provide to the Trustees of each Fund a quarterly written report of amounts expended by the applicable class under the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Independent Trustees shall be committed to the discretion of the Independent Trustees of the Trust. The Distribution
Plan may be terminated as to a class at any time by a vote of a majority of the
Trust's Independent Trustees or by a vote of the shareholders of that class. The
Distribution Plan may not be materially amended with respect to a class without a vote of the majority of both the Trust's Trustees and Independent Trustees.
The Distributor will preserve copies of any plan, agreement, or report made pursuant to the Distribution Plan for a period of not less than six (6) years from the date of the Distribution Plan, and for the first two (2) years the
Distributor will preserve such copies in an easily accessible place.

                                       63

Each Fund has entered into a Distribution Agreement with the Distributor. Under the Distribution Agreement, the Distributor acts as the agent of each Fund in connection with the offering of shares of that Fund and is obligated to use its best efforts to find purchasers for shares of the Fund. The Distributor acts as the principal underwriter of shares of each Fund and bears the compensation of personnel necessary to provide such services and all costs of travel, office expenses (including rent and overhead), and equipment.

              TRANSFER AGENT, CUSTODIAN, AND SERVICE ORGANIZATIONS

Each Fund has entered into a Transfer Agency Agreement with PFPC Inc. (the
"Transfer Agent"), 4400 Computer Drive, Westborough, MA 01581, pursuant to which
PFPC acts as the transfer agent for each Fund. The Transfer Agent maintains an account for each shareholder of the Funds, performs other transfer agency functions, and acts as dividend disbursing agent for the Funds.

Each Fund has entered into a Custodian Agreement with State Street Bank and
Trust Company ("State Street" or the "Custodian"), State Street Financial
Center, One Lincoln Street, Boston, MA 02111, pursuant to which State Street acts as custodian for each Fund. Each Master Fund has entered into a Transfer
Agency Agreement with State Street pursuant to which State Street acts as transfer agent for each Master Fund. Each Master Fund also has entered into a
Custodian Agreement with State Street pursuant to which State Street acts as custodian for each Master Fund. Prior to July 2, 2007, Investors Bank & Trust
Company ("IBT") acted as the custodian for each Fund and the custodian and transfer agent for each Master Fund. As of July 2, 2007, IBT merged into State
Street, a subsidiary of State Street Corporation, with State Street continuing as the surviving entity. By the terms of the merger, all custodian and transfer agency agreements between IBT and each of its clients became agreements between such clients and State Street, and all obligations of IBT under such agreements became the obligations of State Street to such clients.

The Custodian's responsibilities include safeguarding and controlling each
Master Fund's and the Bond Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest on each
Master Fund's and the Bond Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of each Master Fund and the daily net asset value of shares of each Fund. Securities held by each Master Fund and the
Bond Fund may be deposited into certain securities depositories. The Custodian does not determine the investment policies of the Master Funds or the Funds or decide which securities the Master Funds or the Funds will buy or sell. The
Master Funds and the Bond Fund may, however, invest in securities of the
Custodian and may deal with the Custodian as principal in securities transactions.

Each Fund, the distributor and/or its affiliates, may from time to time enter into agreements with various banks, trust companies, broker-dealers (other than the Distributor), or other financial organizations (collectively, "Service
Organizations") to provide shareholder servicing for that Fund, such as responding to customer inquiries and providing information on their investments.
Each Fund, its distributor, and/or its affiliates may pay fees to Service
Organizations (which may vary depending upon the services provided) in amounts up to an annual rate of 0.25% of the daily net asset value of the shares of that
Fund owned by shareholders with whom the Service Organization has a servicing relationship.

In addition, each Fund, the Fund's distributor, and/or its affiliates, may from time to time enter into agreements with Service Organizations to provide subtransfer agency, subaccounting, or administrative services for that Fund, such as providing omnibus account or transaction processing services and maintaining shareholder accounts and transaction records. Because omnibus trading offers economies for the Funds, each Fund may reimburse Service
Organizations for their

                                       64

costs related to servicing shareholder accounts. These fees may be based upon the number or value of client positions, the levels of service provided, or be a flat fee per year per client. Not all intermediaries receive such additional compensation and the amount of compensation varies.

For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005,
Investor shares of the Equity Fund accrued $[_____], $682,123, and $522,556, respectively, in Service Organization fees. For the fiscal year ended July 31,
2007, and the fiscal period ended July 31, 2006, Investor shares of the European
Equity Fund accrued $[_____] and $20,777, respectively, in Service Organization fees. For the fiscal period ended July 31, 2007, Investor shares of the
EuroPacific Equity Fund accrued $[_____] in Service Organization fees. For the fiscal period ended July 31, 2007, Investor shares of the PacAsia Equity Fund accrued $[_____] in Service Organization fees. The EuroPacific Equity Fund and
PacAsia Equity Fund did not accrue Service Organization fees for the fiscal year ended July 31, 2006, because they had not yet commenced operations. For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005, Investor
shares of the Bond Fund accrued $[_____], $41,094, and $55,607, respectively, in
Service Organization fees.

                                    EXPENSES

The Funds and the Master Funds each are responsible for all of their respective expenses, including the compensation of their respective Trustees who are not interested persons of a Fund or the Master Fund; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to a Fund or a Master Fund; fees and expenses of independent registered public accounting firms, of legal counsel, and of any transfer agent, custodian, registrar, or dividend disbursing agent of a Fund or a Master Fund; insurance premiums; and expenses of calculating the net asset value of the Master Funds and of shares of the Funds.

Each Fund will also pay sponsorship or administrative fees payable to Domini and all expenses of distributing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing, and mailing prospectuses, reports, notices, proxy statements, and reports to shareholders and to governmental offices and commissions; expenses of shareholder meetings; and expenses relating to the issuance, registration, and qualification of shares of the Fund, and the preparation, printing, and mailing of prospectuses for such purposes.

Each Master Fund and the Bond Fund each will pay the expenses connected with the execution, recording, and settlement of security transactions, and the investment management fees payable to Domini. Each Master Fund and the Bond Fund also will pay the fees and expenses of its custodian for all services to the
Master Funds and such Funds, as applicable, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions;
and expenses of meetings of investors.

                                 CODES OF ETHICS

The Master Funds, the Funds, Domini, Seix, Wellington Management, and the
Distributor have each adopted a Code of Ethics (collectively, the "Codes of
Ethics") under Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Portfolio or the Funds. The Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the
EDGAR database on the SEC's Internet site at www.sec.gov, and copies of the
Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the
SEC's Public Reference Section, Washington, DC 20549-0102.

                                       65

                5. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[__________________], is the independent registered public accounting firm for the Funds and for the Master Funds, providing audit services, tax return preparation, and reviews with respect to the preparation of filings with the
SEC.

                                   6. TAXATION

                   TAXATION OF THE FUNDS AND THE MASTER FUNDS

Federal Taxes

Each Fund is treated as a separate entity for federal tax purposes under the
Internal Revenue Code of 1986, as amended (the "Code").

Each Fund has elected to be treated and intends to qualify as a "regulated investment company" under Subchapter M of the Code. Domini plans to maintain this election in effect for all of the Funds. As a regulated investment company, a Fund will not be subject to any federal income or excise taxes on its net investment income and the net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. If a Fund should fail to qualify as a "regulated investment company" in any year, that Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders.

It is anticipated that each Master Fund will be treated as a partnership for federal income tax purposes. As such, the Master Funds are not subject to federal income taxation. Instead, the Equity Fund, the European Equity Fund, the
EuroPacific Equity Fund, and the PacAsia Equity Fund each must take into account its share of the respective Master Fund's income, gains, losses, deductions, credits, and other items, without regard to whether it has received any distributions from the respective Master Fund.

Foreign Income Taxes

Each Fund may be subject to certain taxes, including, without limitation, taxes imposed by foreign countries with respect to its income and capital gains. If eligible, a Fund may elect, for United States federal income tax purposes, to
"pass through" foreign income taxes to its shareholders. The European Equity
Fund, the EuroPacific Equity Fund, and the PacAsia Equity Fund expect to qualify for and make this election.

For any year that a Fund qualifies for and makes such an election, each shareholder of the Fund will be required to include in his or her income an amount equal to his or her allocable share of such income taxes paid by the Fund to a foreign country's government, and shareholders of the Fund will be entitled, subject to certain limitations, to credit their portions of these amounts against their United States federal income tax due, if any, or to deduct their portions from their United States taxable income, if any. No deductions for foreign income taxes paid by the Fund may be claimed, however, by noncorporate shareholders (including certain foreign shareholders described below) who do not itemize deductions. In addition, shareholders will not be able to claim a foreign tax credit with respect to taxes paid by the Fund unless certain holding period requirements are met. Shareholders that are exempt from tax under Section 501(a) of the Code, such as pension plans, generally will derive no benefit from

                                       66

this election. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability.

We do not expect the Equity Fund and the Bond Fund to be able to pass through to shareholders foreign tax credits with respect to taxes imposed by foreign countries on that Fund's income and capital gains. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income; the Funds intend to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund's effective rate of foreign tax in advance since the amount of that Fund's assets to be invested within various countries is not known.

State Taxes

Each Fund is organized as a series of the Trust, a Massachusetts business trust.
As long as it qualifies as a "regulated investment company" under the Code, a
Fund will not have to pay Massachusetts income or excise taxes. Each Master Fund is organized as a series of the Master Trust, a New York trust. The Master Funds are not subject to any income or franchise tax in the State of New York or the
Commonwealth of Massachusetts.

                            TAXATION OF SHAREHOLDERS

Taxation of Distributions

Shareholders of each Fund normally will have to pay federal income taxes on the dividends and other distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares.
For taxable years beginning before January 1, 2011, distributions of ordinary dividends to a Fund's noncorporate shareholders may be treated as "qualified dividend income," which is taxed at reduced rates, to the extent such distributions are derived from, and designated by a Fund as, "qualified dividend income." If more than 95% of a Fund's gross income, calculated without taking into account long-term capital gains, represents "qualified dividend income," a
Fund may designate, and a Fund's noncorporate shareholders may then treat, all of those distributions as "qualified dividend income." "Qualified dividend income" generally is income derived from dividends from U.S. corporations or from "qualified foreign corporations," which are corporations that are either incorporated in a U.S. possession or eligible for benefits under certain U.S.
tax treaties. Distributions from a foreign corporation that is not a "qualified foreign corporation" may nevertheless be treated as "qualified dividend income"
if the applicable stock is readily tradable on an established U.S. securities market. "Passive foreign investment companies" are not "qualified foreign corporations." The Bond Fund does not expect any of its distributions to be treated as qualified dividend income. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares.

Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

                                       67

Dividends-received Deduction

If a Fund invests in equity securities of U.S. corporations, a portion of the
Fund's ordinary income dividends will normally be eligible for the dividends-received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares.
Availability of the deduction for a particular corporate shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Since the investment income of the Bond Fund is derived from interest rather than dividends, no portion of the dividends received from this Fund will be eligible for the dividends-received deduction. The portion of any Fund's dividends that is derived from investments in foreign corporations will not qualify for such deduction.

"Buying a Dividend"

Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Disposition of Shares

In general, any gain or loss realized upon a taxable disposition of shares of a
Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than 12 months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

U.S. Taxation of Non-U.S. Shareholders

Dividends and certain other payments (but not including distributions of net capital gains) to persons who are neither citizens nor residents of the United
States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. Each Fund intends to withhold at that rate on taxable dividends and other payments to Non-U.S. Persons who are subject to such withholding. A Fund may withhold at a lower rate permitted by an applicable treaty if the shareholder provides the documentation required by the Fund. For
Fund taxable years beginning in 2006 and 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest-related dividends, to the extent such dividends are derived from a Fund's "qualified net interest income," or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund's "qualified short-term gain." "Qualified net interest income" is the Fund's net income derived from interest and from original issue discount, subject to certain exceptions and limitations. "Qualified short-term gain" generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Backup Withholding

Each Fund is required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, including capital gain dividends, redemption proceeds, and certain other payments that are paid to any noncorporate shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to

                                       68

backup withholding. Backup withholding will not, however, be applied to payments that are (or would be, but for the application of a treaty) subject to the 30%
withholding tax on shareholders who are Non-U.S. Persons. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate to such claims.

                 EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

Certain Debt Instruments

An investment by the Bond Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

Options, Etc.

A Fund's transactions in options, futures contracts, forward contracts, swaps, and related transactions will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (e.g., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of fund losses, adjustments in the holding periods of fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures contracts, forward contracts, swaps, and related transactions to the extent necessary to meet the requirements of the
Code.

Foreign Securities

Special tax considerations apply with respect to foreign investments of each
Fund. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and losses. Use of non-U.S. currencies for nonhedging purposes may have to be limited in order to avoid a tax on a Fund.

Investments in REMICs

Any investment by the Bond Fund in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

The foregoing discussion should not be viewed as a comprehensive discussion of the items referred to nor as addressing all tax considerations relevant to investors. Dividends and distributions may also be subject to state, local, or foreign taxes. Shareholders should consult their own tax advisors for additional details on their particular tax status.

                                       69

               7. PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for the Master Funds and the
Bond Fund are made by portfolio managers who are employees of the applicable
Submanager and who are appointed and supervised by its senior officers. The portfolio managers of the Master Funds and the Bond Fund may serve other clients of a Submanager in a similar capacity.

The primary consideration in placing securities transactions for the Master
Funds and the Bond Fund with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The applicable Submanager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the
Master Funds and the Bond Fund and other clients of that Submanager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. A Submanager may also consider social factors, such as whether the brokerage firm is minority-owned, in selecting broker-dealers, subject to the Submanager's duty to obtain best execution. In the case of securities traded in the over-the-counter market
(where no stated commissions are paid but the prices include a dealer's markup or markdown), a Submanager normally seeks to deal directly with the primary market makers, unless in its opinion best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. Most of the
Bond Fund's transactions will be on a principal basis.

Notwithstanding the above, in compliance with Section 28(e) of the Securities
Exchange Act of 1934, a Submanager may select brokers who charge a commission in excess of that charged by other brokers, if the Submanager determines in good faith that the commission to be charged is reasonable in relation to the brokerage and research services provided to the Submanager by such brokers.
Research services generally consist of research or statistical reports or oral advice from brokers and dealers regarding particular companies, industries, or general economic conditions. A Submanager may also have arrangements with brokers pursuant to which such brokers provide research services to the
Submanager in exchange for a certain volume of brokerage transactions to be executed by such brokers. While the payment of higher commissions increases a
Fund's costs, the Submanager does not believe that the receipt of such brokerage and research services significantly reduces its expenses as the Submanager.
Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to a Submanager by brokers who effect securities transactions for the Master Funds or the Bond Fund may be used by the Submanager in servicing other investment companies and accounts that it manages. Similarly, research services furnished to a Submanager by brokers who effect securities transactions for other investment companies and accounts that the Submanager manages may be used by the Submanager in servicing the applicable Fund. Not all of these research services are used by a Submanager in managing any particular account, including the Master Funds and the Bond Fund.

The Master Funds and the Bond Fund encourage the Submanagers to use minority-
and women-owned brokerage firms to execute the Funds' transactions, subject to the Submanager's duty to obtain best execution. A Submanager may choose to direct transactions to minority- and women-owned brokerage firms that will contract for a correspondent broker to execute and clear the trades. While each
Submanager believes that it will obtain best execution in these transactions, the Funds may forego other benefits (like research) that it would have received if such transactions were executed through correspondent brokers directly. The
Board of Trustees has determined that these arrangements are appropriate in light of the overall philosophy and goals of the Master Funds and the Bond Fund.

                                       70

For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005, the
Equity Trust paid brokerage commissions of $[_____], $163,825, and $129,361, respectively. For the fiscal year ended July 31, 2007, and the fiscal period ended July 31, 2006, the European Trust paid brokerage commissions of $[_____]
and $25,165. For the fiscal period ended July 31, 2007, the EuroPacific Equity
Trust paid brokerage commission of $[_____]. For the fiscal period ended July
31, 2007, the PacAsia Equity Trust paid brokerage commission of $[_____]. The
EuroPacific Equity Trust and PacAsia Equity Trust did not pay brokerage commissions for the fiscal year ended July 31, 2006, because they had not yet commenced operations. For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005, the Bond Fund did not pay brokerage commissions.

No portfolio transactions may be executed with the Manager or a Submanager, or with any affiliate of the Manager or a Submanager, acting either as principal or as broker, except as permitted by applicable law.

[The Equity Trust did not pay any brokerage commissions to affiliated brokers during its fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005.
The European Equity Trust did not pay any brokerage commission to affiliated brokers during its fiscal year ended July 31, 2007 or its fiscal period ended
July 31, 2006. The EuroPacific Equity Trust did not pay any brokerage commissions to affiliated brokers during its fiscal period ended July 31, 2007.
The PacAsia Equity Trust did not pay any brokerage commission to affiliated brokers during its fiscal period ended July 31, 2007.]

In certain instances there may be securities that are suitable for a Master Fund or the Bond Fund as well as for one or more of a Submanager's or Domini's other clients. Investment decisions for the Master Funds and the Bond Fund and for a
Submanager's or Domini's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Master
Funds and the Bond Fund are concerned. However, it is believed that the ability of the Master Funds and the Bond Fund to participate in volume transactions will produce better executions for the Master Funds and such Fund.

            8. DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust is a Massachusetts business trust established under a Declaration of
Trust dated as of March 1, 1990. The Trust's Declaration of Trust permits the
Trust's Board of Trustees to issue an unlimited number of shares of beneficial interest (par value $0.00001 per share) in separate series and to divide any such series into classes of shares. Currently the Funds are the only series offered by the Trust. Each Fund has two classes of shares, the Investor shares and the Class R shares. No Class R shares of the European Equity Fund,
EuroPacific Equity Fund, PacAsia Equity Fund, or Bond Fund are being offered or are outstanding as of the date of this Statement of Additional Information. Each share of each class represents an equal proportionate interest in a series with each other share of that class. Upon liquidation or dissolution of a Fund, the
Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series and classes of shares, and to redesignate series and classify and reclassify classes, whether or not shares of the series or class are outstanding. The Trust also reserves the right to modify the

                                       71

preferences, voting powers, rights, and privileges of shares of each class without shareholder approval. Shares of each series participate equally in the earnings, dividends, and distribution of net assets of the particular series upon the liquidation or dissolution (except for any differences among classes of shares of a series).

The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series might be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities that are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

The Trustees of the Trust have the authority to designate additional series and classes of shares, to divide any series, and to designate the relative rights and preferences as between the different series and classes of shares. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus. The Trust may involuntarily redeem shareholder's shares at any time for any reason the Trustees of the Trust deem appropriate, including for the following reasons: (a) in order to eliminate inactive, lost, or very small accounts for administrative efficiencies and cost savings, (b) to protect the tax status of a Fund if necessary, and (c) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.

Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) represented by the shareholder's shares in the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Shareholders of the Funds and all other series of the Trust, if any, will generally vote together on all matters except when the Trustees determine that only shareholders of a particular Fund, series, or class are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or series or class. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee.
Shareholders of the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the
Trustees of the Trust if they choose to do so, and in such event the other shareholders of the Trust would not be able to elect any Trustee.

Whenever a Fund is requested to vote on a matter pertaining to its respective
Master Fund, the Trustees will, in their discretion and in accordance with applicable law, either seek instructions from shareholders of the applicable
Fund and vote shares only in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of shares in the applicable Master Fund. Fund shareholders who do not vote will not affect a Feeder Fund's votes at a Master Fund meeting. The percentage of a

                                       72

Feeder Fund's votes representing Fund shareholders not voting will be voted by the Trustees of the Feeder Fund in the same proportion as the Feeder Fund shareholders who do, in fact, vote.

The Trust is not required and has no current intention to hold annual meetings of shareholders, but the Trust will hold special meetings of the Trust's or a
Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees under certain circumstances.

The Trust may, without shareholder approval, change a Fund's form of organization, reorganize any Fund or series, any class, or the Trust as a whole into a newly created entity or a newly created series of an existing entity, or incorporate any Fund, any other series, any class, or the Trust as a whole as a newly created entity. If recommended by the Trustees, the Trust, any Fund, any other series, or any class of the Trust may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized at any meeting of shareholders by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust voting as a single class or of the affected Fund, series, or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected
Fund, series or class. The Trust may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust. Any Fund, any other series of the Trust, or any class of any series, may be terminated at any time by a vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund or that series or class, or by the Trustees by written notice to the shareholders of the Fund or that series or class. If not so terminated, the Trust will continue indefinitely. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of
Trust.

The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any Fund, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and that are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the
Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to Trust or Fund shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of Disinterested Trustees (as defined in the Declaration of Trust) or in a written opinion of independent counsel, that such Trustees or officers have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

                                       73

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Funds and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a
Fund. The Declaration of Trust also provides for the maintenance, by or on behalf of the Trust and the Funds, of appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Funds and their shareholders and the Trust's Trustees, officers, employees, and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and a Fund itself was unable to meet its obligations.

The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Trustees bring such suit. Such demand should be mailed to the Secretary of the Trust at the Trust's principal office and should set forth in reasonable detail the nature of the proposed suit and the essential facts relied upon by the shareholder to support the allegations made in the demand. A Trustee is not considered to have a personal financial interest in any action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service as Trustee or as a trustee of funds with the same or an affiliated investment advisor or distributor, or by virtue of the amount of such remuneration.

The Trust's Declaration of Trust provides that by becoming a shareholder of a
Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

The Master Funds are series of the Master Trust. The Master Trust is organized as a trust under the laws of the State of New York. The Master Trust's
Declaration of Trust provides that a Feeder Fund and other entities investing in the Master Fund (i.e., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the respective Master Fund. However, the risk of a Feeder Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Master Fund itself was unable to meet its obligations. Accordingly, the Trustees believe that neither the Equity Fund, the European Equity Fund, nor their respective shareholders will be adversely affected by reason of the Equity Fund's or the
European Equity Fund's investing in a Master Fund.

Each investor in a Master Fund, including a Feeder Fund, may add to or reduce its investment in the Portfolio on each Fund Business Day. At the close of each such business day, the value of each investor's interest in a Master Fund will be determined by multiplying the net asset value of the Master Fund by the percentage representing that investor's share of the aggregate beneficial interests in the Master Fund effective for that day. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Master Fund will then be recomputed as the percentage equal to the fraction, (a) the numerator of which is the value of such investor's investment in the Master Fund as of the close of business on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Master Fund effected as of the close of business on such day and (b) the denominator of which is the aggregate net asset value of the Master Fund as of the close of business on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Master Funds by all investors in the Master Funds.
The percentage so determined will then be applied to determine the value of the investor's interest in the Master Funds as of the close of business on the following Fund Business Day.

                                       74

                             9. FINANCIAL STATEMENTS

[The audited financial statements of the Equity Fund and the Equity Trust
(Statement of Assets and Liabilities at July 31, 2007, Statement of Operations
for the year ended July 31, 2007, Statements of Changes in Net Assets for each of the years in the two-year period ended July 31, 2007, Financial Highlights for each of the years in the five-year period ended July 31, 2007, Notes to
Financial Statements, and Independent Registered Public Accounting Firm's
Report) are hereby incorporated by reference to the Annual Report to
Shareholders of the Equity Fund, which has been filed with the SEC pursuant to
Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder.] A copy of the Annual
Report may be obtained without charge from Domini Social Investments by calling
1-800-582-6757 or online at www.domini.com.

[The audited financial statements of the European Equity Fund and the European
Equity Trust (Statement of Assets and Liabilities at July 31, 2007, Statement of
Operations for year ended July 31, 2007, Statements of Changes in Net Assets for each of the years or periods in the two-year period ended July 31, 2007,
Financial Highlights for each of the years or periods in the five-year period ended July 31, 2007, Notes to Financial Statements, and Independent Registered
Public Accounting Firm's Report) are hereby incorporated by reference to the
Annual Report to Shareholders of the European Equity Fund, which has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder.] A copy of the Annual Report may be obtained without charge from
Domini Social Investments by calling 1-800-582-6757 or online at www.domini.com.

[The EuroPacific Equity Fund and the EuroPacific Equity Trust (Statement of
Assets and Liabilities at July 31, 2007, Statement of Operations for the period ended July 31, 2007, Statements of Changes in Net Assets for the period ended
July 31, 2007, Financial Highlights for the period ended July 31, 2007, Notes to
Financial Statements, and Independent Registered Public Accounting Firm's
Report) are hereby incorporated by reference to the Annual Report to
Shareholders of the EuroPacific Equity Fund, which has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder.] A copy of the Annual Report may be obtained without charge from Domini Social Investments by calling 1-800-582-6757 or online at www.domini.com.

[The audited financial statements of the PacAsia Equity Fund and the PacAsia
Equity Trust Statement of Assets and Liabilities at July 31, 2007, Statement of
Operations for period ended July 31, 2007, Statements of Changes in Net Assets for the period ended July 31, 2007, Financial Highlights for the period ended
July 31, 2007, Notes to Financial Statements, and Independent Registered Public
Accounting Firm's Report) are hereby incorporated by reference to the Annual
Report to Shareholders of the EuroPacific Equity Fund, which has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder.] A copy of the Annual Report may be obtained without charge from Domini Social
Investments by calling 1-800-582-6757 or online at www.domini.com.

The EuroPacific Fund, EuroPacific Trust, PacAsia Fund, and PacAsia Equity Trust
were newly created and did not have any financial statements as of July 31,
2006.

[The audited financial statements of the Bond Fund (Statement of Assets and
Liabilities at July 31, 2007, Statement of Operations for the year ended July
31, 2007, Statements of Changes in Net Assets for each of the years in the two-year period ended July 31, 2007, Financial Highlights for each of the years or periods in the five-year period ended July 31, 2007, Notes to Financial
Statements, and Independent Registered Public Accounting Firm's Report) are
hereby incorporated by reference to the Annual Report to Shareholders of the
Bond Fund, which has been filed with the SEC pursuant to Section 30(b) of the
1940 Act and Rule 30b2-1 thereunder.] A copy of the Annual Report may be obtained without charge from Domini Social Investments by calling (800) 582-6757 or online at www.domini.com.

                                       75

                                    * * * * *

Domini Social Investments,(R) Domini Social Equity Fund,(R) Domini Social Bond
Fund,(R) Domini Money Market Account,(R) The Way You Invest Matters,(R) and
domini.com(R) are registered service marks of Domini Social Investments LLC.
Domini European Social Equity Fund,SM Domini PacAsia Social Equity Fund,SM and
Domini EuroPacific Social Equity FundSM are service marks of Domini Social
Investments LLC. The Domini Global Investment Standards and Domini Community
Impact Gradient are copyright Domini Social Investments LLC.

                                       76

                                       A-1

                                   Appendix A

                               RATING INFORMATION

The following ratings are opinions of Standard & Poor's Ratings Services, a division of McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's
Investors Service, Inc. ("Moody's"), not recommendations to buy, sell, or hold an obligation. The ratings below are as described by the rating agencies. While the rating agencies may from time to time revise such ratings, they are under no obligation to do so.

Standard & POOR'S

STANDARD & POOR'S FOUR HIGHEST LONG-TERM ISSUE CREDIT RATINGS

AAA                        An obligation rated "AAA" has the highest rating
                           assigned by Standard & Poor's. The obligor's capacity
                           to meet its financial commitment on the obligation is
                           extremely strong.

AA                         An obligation rated "AA" differs from the
                           highest-rated obligations only in small degree. The
                           obligor's capacity to meet its financial commitment
                           on the obligation is very strong.

A                          An obligation rated "A" is somewhat more susceptible
                           to the adverse effects of changes in circumstances
                           and economic conditions than obligations in
                           higher-rated categories. However, the obligor's
                           capacity to meet its financial commitment on the
                           obligation is still strong.

BBB                        An obligation rated "BBB" exhibits adequate
                           protection parameters. However, adverse economic
                           conditions or changing circumstances are more likely
                           to lead to a weakened capacity of the obligor to meet
                           its financial commitment on the obligation.

PLUS (+) OR                The ratings from "AA" to "CCC" may be modified by the
MINUS (-)                  addition of a plus or minus sign to show relative
                           standing within the major rating categories.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1                        A short-term obligation rated "A-1" is rated in the
                           highest category by Standard & Poor's. The obligor's
                           capacity to meet its financial commitment on the
                           obligation is strong. Within this category, certain
                           obligations are designated with a plus sign (+). This
                           indicates that the obligor's capacity to meet its
                           financial commitment on these obligations is
                           extremely strong.

A-2                        A short-term obligation rated "A-2" is somewhat more
                           susceptible to the adverse effects of changes in
                           circumstances and economic conditions than
                           obligations in higher rating categories. However, the
                           obligor's capacity to meet its financial
                           commitment on the obligation is satisfactory.

A-3                        A short-term obligation rated "A-3" exhibits adequate
                           protection parameters. However, adverse economic
                           conditions or changing circumstances are more likely
                           to lead to a weakened capacity of the obligor to meet
                           its financial commitment on the obligation.

B                          A short-term obligation rated "B" is regarded as
                           having significant speculative characteristics. The
                           obligor currently has the capacity to meet its
                           financial commitment on the obligation; however, it
                           faces major ongoing uncertainties, which could lead
                           to the obligor's inadequate capacity to meet its
                           financial commitment on the obligation.

C                          A short-term obligation rated "C" is currently
                           vulnerable to nonpayment and is dependent upon
                           favorable business, financial, and economic
                           conditions for the obligor to meet its financial
                           commitment on the obligation.

D                          A short-term obligation rated "D" is in payment
                           default. The "D" rating category is used when
                           payments on an obligation are not made on the due
                           date even if the applicable grace period has not
                           expired, unless Standard & Poor's believes that such
                           payments will be made during such grace period. The
                           "D" rating also will be used upon the filing of a
                           bankruptcy petition or the taking of a similar action
                           if payments on an obligation are jeopardized.

Moody's

MOODY'S FOUR HIGHEST LONG-TERM OBLIGATION RATINGS

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

AAA                        Obligations rated "Aaa" are judged to be of the
                           highest quality, with minimal credit risk.

AA                         Obligations rated "Aa" are judged to be of high
                           quality and are subject to very low credit risk.

A                          Obligations rated "A" are considered upper-medium
                           grade and are subject to low credit risk.

BAA                        Obligations rated "Baa" are subject to moderate
                           credit risk. They are considered medium-grade and as
                           such may possess certain speculative characteristics.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating

                                       A-2

classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier
2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's Short-term Ratings

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs, or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of related issuers:

P-1                        Issuers (or supporting institutions) rated Prime-1
                           have a superior ability to repay short-term debt
                           obligations.

P-2                        Issuers (or supporting institutions) rated Prime-2
                           have a strong ability to repay short-term debt
                           obligations.

P-3                        Issuers (or supporting institutions) rated Prime-3
                           have an acceptable ability to repay short-term debt
                           obligations.

NP                         Issuers (or supporting institutions) rated Not Prime
                           do not fall within any of the Prime rating
                           categories.

                                       A-3

                                       B-1

Appendix B

Proxy Voting Policies and Procedures

These Proxy Voting Policies and Procedures have been adopted by each of the
Domini Social Equity Trust, the Domini European Social Equity Trust, the Domini
EuroPacific Social Equity Trust, the Domini PacAsia Social Equity Trust, the
Domini Social Equity Fund, the Domini European Social Equity Fund, the Domini
EuroPacific Social Equity Fund, the Domini PacAsia Social Equity Fund, the
Domini Social Bond Fund, the Domini Institutional Social Equity Fund, the Domini
Social Equity Portfolio, the Domini European Social Equity Portfolio, the Domini
EuroPacific Social Equity Portfolio, the Domini PacAsia Social Equity Portfolio
(collectively, the "Domini Funds" or "The Funds") to ensure that all proxies for securities held by the Funds are cast in the best interests of the Domini Funds'
shareholders, to whom the Funds owe a fiduciary duty.

The Board of Trustees ("BOT") of the Domini Funds has delegated the responsibilities to vote proxies for the Funds to Domini Social Investments LLC, the Funds' investment advisor ("Domini" or "The Advisor"). The BOT reviews and adopts Domini's Proxy Voting Policies and Procedures on an annual basis on behalf of the Funds, and receives quarterly reports from Domini regarding the execution of its proxy voting duties.

The BOT also delegates the responsibility for resolving conflicts of interest that may arise between Domini and the Domini Funds in the execution of the
Advisor's proxy voting duties to the Advisor. Pursuant to Domini's Procedures, where a significant conflict of interest arises, the BOT expects Domini to consult with one or more members of the independent trustees to determine an appropriate course of action (see "Conflicts of Interest" below).

The Domini Funds' Proxy Voting Guidelines

The following Guidelines summarize the Funds' positions on various issues of concern to socially responsible investors and indicate how the Funds will vote their shares on each issue. Because the Funds have a fiduciary duty to vote all shares in the best interests of the Funds' shareholders, the Funds vote proxies after considering shareholders' financial interests and social objectives. For that reason, there may be instances in which the Funds' shares may not be voted in strict adherence to these Guidelines.

[INSERT CURRENT PROXY VOTING GUIDELINES VIA AMENDMENT]

                                     PART C

ITEM 23. EXHIBITS

(6)         a(1) Second Amended and Restated Declaration of Trust of the
                 Registrant
(11)        a(2) Amendment to Declaration of Trust of the Registrant
(12)        a(3) Amendment to Declaration of Trust of the Registrant with respect to the Domini EuroPacific Social Equity Fund and the
                 Domini PacAsia Social Equity Fund
(11)           b Amended and Restated By-Laws of the Registrant
(5)         d(1) Management Agreement between the Registrant and Domini Social
                 Investments LLC ("Domini") with respect to Domini Social Bond
                 Fund
(11)        d(2) Amendment to Management Agreement between the Registrant and
                 Domini with respect to Domini Social Bond Fund
(10)        d(3) Submanagement Agreement between Domini and Seix Advisors
                 ("Seix") with respect to Domini Social Bond Fund
(11)        d(4) Management Agreement between the Registrant and Domini with respect to Domini European Social Equity Fund
(12)        d(5) Amended and Restated Management Agreement between the
                 Registrant and Domini with respect to the Domini PacAsia Social
                 Equity Fund and the Domini EuroPacific Social Equity Fund
(11)        e(1) Amended and Restated Distribution Agreement with respect to
                 Investor Shares between the Registrant and DSIL Investment
                 Services LLC ("DSILD"), as distributor
(8)         e(2) Distribution Agreement with respect to Class R Shares between the Registrant and DSILD, as distributor
(12)        e(3) Amended and Restated Distribution Agreement with respect to
                 Investor Shares between the Registrant and DSILD
(3)         g(1) Custodian Agreement between the Registrant and Investors Bank &
                 Trust Company ("IBT"), as custodian
(7)         g(2) Amendment to Custodian Agreement between the Registrant and
                 IBT, as custodian
(8)         g(3) Amendment to Custodian Agreement between the Registrant and
                 IBT, as custodian
(11)        g(4) Amendment to the Custodian Agreement between the Registrant and
                 IBT, as custodian, effective as of 8/1/05
(12)        g(5) Amendment to the Custodian Agreement between the Registrant and
                 IBT, as custodian, effective as of 11/30/06
(9)         h(1) Transfer Agency Agreement between the Registrant and PFPC Inc.
                 ("PFPC")
(1)         h(2) Sponsorship Agreement between the Registrant and Domini, as sponsor, with respect to Domini Social Equity Fund
(11)        h(3) Amendment to Sponsorship Agreement between the Registrant and
                 Domini, as sponsor, with respect to Domini Social Equity Fund
(12)        h(4) Amendment to Sponsorship Agreement between the Registrant and
                 Domini, as sponsor, with respect to Domini Social Equity Fund
*           h(5) Expense Limitation Agreement effective as of 11/30/2007 with respect to Domini Social Equity Fund
*           h(6) Expense Limitation Agreement effective as of 11/30/2007 with respect to Domini Social Bond Fund
*           h(7) Expense Limitation Agreement effective as of 11/30/2007 with respect to Domini European Social Equity Fund
*           h(8) Expense Limitation Agreement effective as of 11/30/2007 with respect to Domini EuroPacific Social Equity Fund

                                       1

*           h(9) Expense Limitation Agreement effective as of 11/30/2007 with respect to Domini PacAsia Social Equity Fund
(5)        h(10) Administration Agreement between the Registrant and Domini
(12)       h(11) Administration Agreement between the Registrant and IBT dated as of 10/15/02
(12)       h(12) Amendment dated as of 11/30/06 to the Administration Agreement between the Registrant and IBT
*          h(13) Amendment to Transfer Agency Agreement between the Registrant and PFPC effective as of 7/5/06
(2)(4)         i Opinion and consent of counsel
(11) and
(13)
**             j Consent of independent registered public accounting firm
(8)            m Amended and Restated Distribution Plan of the Registrant with respect to Investor Shares
(7)            n Multiple Class Plan of the Registrant
*           p(1) Code of Ethics of the Registrant, Domini Social Trust, Domini
                 Institutional Trust, and Domini Advisor Trust
*           p(2) Code of Ethics of Domini and DSILD
*           p(3) Code of Ethics of Seix Advisors
*           p(4) Code of Ethics of Wellington Management Company, LLP
(12)           q Powers of Attorney

----------
(1)  Incorporated herein by reference from Post-Effective Amendment No. 11 to the Registrant's Registration Statement as filed with the SEC on November
     25, 1997.

(2)  Incorporated herein by reference from Post-Effective Amendment No. 13 to the Registrant's Registration Statement as filed with the SEC on September
     29, 1999.

(3)  Incorporated herein by reference from Post-Effective Amendment No. 14 to the Registrant's Registration Statement as filed with the SEC on November
     23, 1999.

(4)  Incorporated herein by reference from Post-Effective Amendment No. 16 to the Registrant's Registration Statement as filed with the SEC on January
     13, 2000.

(5)  Incorporated herein by reference from Post-Effective Amendment No. 19 to the Registrant's Registration Statement as filed with the SEC on November
     28, 2000.

(6)  Incorporated herein by reference from Post-Effective Amendment No. 20 to the Registrant's Registration Statement as filed with the SEC on September
     28, 2001.

(7)  Incorporated herein by reference from Post-Effective Amendment No. 23 to the Registrant's Registration Statement as filed with the SEC on September
     29, 2003.

(8)  Incorporated herein by reference from Post-Effective Amendment No. 24 to the Registrant's Registration Statement as filed with the SEC on November
     26, 2003.

(9)  Incorporated herein by reference from Post-Effective Amendment No. 25 to the Registrant's Registration Statement as filed with the SEC on September
     29, 2004.

(10) Incorporated herein by reference from Post-Effective Amendment No. 27 to the Registrant's Registration Statement as filed with the SEC on June 10,
     2005.

(11) Incorporated herein by reference from Post-Effective Amendment No. 28 to the Registrant's Registration Statement as filed with the SEC on August 29,
     2005.

(12) Incorporated herein by reference from Post-Effective Amendment No. 31 to the Registrant's Registration Statement as filed with the SEC on September
     11, 2006.

                                        2

(13) Incorporated herein by reference from Post-Effective Amendment No. 32 to the Registrant's Registration Statement as filed with the SEC on November
     17, 2006

*    Filed herewith.

**   To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Not applicable.

ITEM 25. INDEMNIFICATION

     Reference is hereby made to (a) Article V of the Registrant's Second
Amended and Restated Declaration of Trust, incorporated herein by reference; and
(b) Section 4 of the Distribution Agreements by and between the Registrant and
DSIL Investment Services LLC, incorporated herein by reference.

     The trustees and the officers of the Registrant and the personnel of the
Registrant's administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment
Company Act of 1940, as amended.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Domini Social Investments LLC ("Domini") is a Massachusetts limited liability company with offices at 536 Broadway, 7th Floor, New York, New York
10012, and is registered as an investment adviser under the Investment Advisers
Act of 1940, as amended. The officers of Domini are as follows:

                                              OTHER BUSINESS, PROFESSION, VOCATION,
          NAME AND CAPACITY                          OR EMPLOYMENT DURING THE                         PRINCIPAL
             WITH DOMINI                              PAST TWO FISCAL YEARS                        BUSINESS ADDRESS
-------------------------------------   -------------------------------------------------   -----------------------------

Amy L. Domini                           Chair, Trustee, and President of the Trust and         536 Broadway, 7th Floor,
(aka Thornton)                          the Master Trust (since 1990); President               New York, New York 10012
   Chief Executive Officer (since       (2002-2005), Domini Social Investments LLC;
   2002) and Manager (since 1997)       Manager, DSIL Investment Services LLC
                                        (broker-dealer) (since 1998); Manager, Domini
                                        Holdings LLC (holding company) (since 2002);
                                        Director, Tom's of Maine, Inc. (natural care
                                        products) (2004); Board Member, Progressive
                                        Government Institute (nonprofit education on
                                        executive branch of the federal government)
                                        (2003-2006); Trustee, New England Quarterly
                                        (periodical) (since 1998); Trustee, Episcopal
                                        Church Pension Fund (1994-2006); Private Trustee,
                                        Loring, Wolcott & Coolidge Office (fiduciary)
                                        (since 1987); Board. Member, Partners for the
                                        Common Good (community development non-profit)
                                        (since 2006)

Carole M. Laible                        Treasurer of the Trust and the Master Trust            536 Broadway, 7th Floor
   President (since 2005) and Chief     (since 1997); Vice President of the Trust and             New York, NY 10012
   Operating Officer (since 2002),      Master Trust (since 2007); President and CEO
                                        (since 2002), Chief Compliance Officer (since
                                        2001), Chief Financial Officer, Secretary, and
                                        Treasurer (since 1998), DSIL Investment Services
                                        LLC (broker-dealer); Treasurer (since 1997), Vice
                                        President (since April 2007), Domini Funds.

                                            3

                                              OTHER BUSINESS, PROFESSION, VOCATION,
          NAME AND CAPACITY                          OR EMPLOYMENT DURING THE                         PRINCIPAL
             WITH DOMINI                              PAST TWO FISCAL YEARS                        BUSINESS ADDRESS
-------------------------------------   -------------------------------------------------   -----------------------------

Steven D. Lydenberg                     Vice President of the Trust and the Master Trust       536 Broadway, 7th Floor
   Chief Investment Officer (since      (since 1990)                                              New York, NY 10012
   2003)

Adam M. Kanzer                          Chief Legal Officer (since 2003); Vice President       536 Broadway, 7th Floor
   General Counsel, Director of         (since 2007) of the Trust and Master Trust; Chief         New York, NY 10012
   Shareholder Advocacy (since 1998)    Compliance Officer (April 2005-May 2005), Domini
   and Managing Director                Social Investments LLC.
   (since January 2007);

Maurizio Tallini                        Vice President (since April 2007). Chief               536 Broadway, 7th Floor
   Chief Compliance Officer (since      Compliance Officer (since 2005), Domini Funds;            New York, NY 10012
   2005), and Managing Director         Venture Capital Controller, Rho Capital Partners
   (since January 2007)                 (venture capital) (2001-2005).

     Seix Advisors is the fixed-income division of Trusco Capital Management,
Inc. ("Trusco"), with its offices at 10 Mountainview Road, Suite C-200, Upper
Saddle River, NJ 07458. Trusco is a wholly owned subsidiary of SunTrust Banks,
Inc. Trusco is registered as an investment adviser under the Investment Advisers
Act of 1940, as amended. Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Trusco is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are as follows:

     NAME AND POSITION
        WITH TRUSCO                NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
---------------------------   ------------------------------   -----------------------------

David Eidson                       SunTrust Banks, Inc.                Vice President
   Chairman of Board/CEO              SunTrust Bank               Executive Vice President
   Executive Vice President

Paul L. Robertson, III             SunTrust Banks, Inc.                Vice President
   Executive Vice President            SunTrust Bank                   Vice President

Christina Seix                         SunTrust Bank                   Vice President
   Executive Vice President   SunTrust International Banking           Vice President
                                    Company (SIBCO)

John Talty                             SunTrust Bank                   Vice President
   Executive Vice President

Ashi Parikh                            SunTrust Bank                       Officer
   Executive Vice President

David C. Anderson                      SunTrust Bank                   Vice President
   Director

Seth L. Antiles                        SunTrust Bank                       Officer
   Managing Director

Charles B. Arrington                   SunTrust Bank                       Officer
   Director

                                       4

     NAME AND POSITION
        WITH TRUSCO                NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
---------------------------   ------------------------------   -----------------------------

Brett L. Barner                        SunTrust Bank                       Officer
   Managing Director

Richard M. Bemis                       SunTrust Bank                   Vice President
   Director

Robert S. Bowman                       SunTrust Bank                       Officer
   Managing Director

Casey C. Brogdon                       SunTrust Bank                       Officer
   Managing Director

George E. Calvert, Jr.                 SunTrust Bank                       Officer
   Director

Christopher D. Carter                  SunTrust Bank                   Vice President
   Vice President

Benjamin M. Clark                      SunTrust Bank                   Vice President
   Vice President

Shane Coldren                          SunTrust Bank                       Officer
   Managing Director

Robert W. Corner                       SunTrust Bank                       Officer
   Managing Director

Scott E. Craig                         SunTrust Bank                       Officer
   Vice President

Oliver R. Cross II                     SunTrust Bank                       Officer
   Vice President

J. Chadwick Deakins                    SunTrust Bank                       Officer
   Managing Director

Colleen H. Doremus                     SunTrust Bank                   Vice President
   Vice President

Martin J. Duffy                        SunTrust Bank                       Officer
   Vice President

Mary Durkin                            SunTrust Bank                       Officer
   Vice President

Todd Early                             SunTrust Bank                       Officer
   Vice President

Bob M. Farmer                          SunTrust Bank                   Vice President
   Managing Director

John Floyd                             SunTrust Bank                       Officer
   Managing Director

                                       5

     NAME AND POSITION
        WITH TRUSCO                NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
---------------------------   ------------------------------   -----------------------------

James P. Foster                        SunTrust Bank                      Officer
   Managing Director

Kirsten M. Fuller                      SunTrust Bank                      Officer
   Director

Allan J. George                        SunTrust Bank                      Officer
   Vice President

Eunice Gillespie                       SunTrust Bank                  Vice President
   Director

George Goudelias                       SunTrust Bank                      Officer
   Managing Director

Christopher D. Guinther                SunTrust Bank                  Vice President
   Managing Director

Molly Ater Halcom                      SunTrust Bank                      Officer
   Vice President

Gregory E. Hallman                     SunTrust Bank                      Officer
   Vice President

Melvin E. Hamilton                     SunTrust Bank                  Vice President
   Managing Director

Jacob T. Harper                        SunTrust Bank                      Officer
   Vice President

Michael Todd Hill                      SunTrust Bank                      Officer
   Managing Director

Michael J. Honsharuk                   SunTrust Bank                      Officer
   Vice President

Debra Hooper                           SunTrust Bank                  Vice President
   Vice President

Marcus Hopkins                         SunTrust Bank                      Officer
   Associate

Christopher Jones                      SunTrust Bank                  Vice President
   Managing Director

Christine Y. Keefe                     SunTrust Bank                  Vice President
   Director

James E. Kofron                        SunTrust Bank                      Officer
   Director

Deborah A. Lamb                    SunTrust Banks, Inc.                   Officer
   Managing Director                  SunTrust Bank                       Officer

                                       6

     NAME AND POSITION
        WITH TRUSCO                NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
---------------------------   ------------------------------   -----------------------------

Wayne G. Larochelle                    SunTrust Bank                   Vice President
   Managing Director

Jonathan Larsen                        SunTrust Bank                       Officer
   Vice President

Charles B. Leonard                     SunTrust Bank                       Officer
   Managing Director

Steve Loncar                           SunTrust Bank                       Officer
   Vice President

William Longan                         SunTrust Bank                       Officer
   Director

Scott Luxton                           SunTrust Bank                       Officer
   Director

Kimberly C. Maichle                    SunTrust Bank                       Officer
   Director

James B. Mallory                       SunTrust Bank                   Vice President
   Vice President

Jennifer Love Mann                     SunTrust Bank                   Vice President
   Vice President

Jeffrey E. Markunas                    SunTrust Bank                       Officer
   Managing Director

Patrick K. Mason                       SunTrust Bank                   Vice President
   Director

Andrew McGhee                          SunTrust Bank                   Vice President
   Managing Director

Samuel McKnight Jr.                    SunTrust Bank                       Officer
   Managing Director

Evan Melcher                           SunTrust Bank                       Officer
   Director

Tom Meyers                             SunTrust Bank                       Officer
   Managing Director

R. Douglas Mitchell                    SunTrust Bank                       Officer
   Vice President

Blake E. Myton                         SunTrust Bank                       Officer
   Vice President

Timothy James Nash                     SunTrust Bank                   Vice President
   Vice President

                                        7

     NAME AND POSITION
        WITH TRUSCO                NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
---------------------------   ------------------------------   -----------------------------

Wesley P. Neal                         SunTrust Bank                       Officer
   Vice President

David W. Neely                         SunTrust Bank                       Officer
   Director

Robert H. Neinken                      SunTrust Bank                   Vice President
   Managing Director

Harold F. Nelson                       SunTrust Bank                       Officer
   Managing Director

Brian O'Connell                        SunTrust Bank                       Officer
   Director

Patrick Paparelli                  SunTrust Banks, Inc.                Vice President
   Chief Compliance                    SunTrust Bank                   Vice President
   Officer/Managing
   Director

Ty Parrish                             SunTrust Bank                   Vice President
   Director

Ronnie G. Pennell                      SunTrust Bank                       Officer
   Director

James Phebus Jr.                       SunTrust Bank                       Officer
   Director

Gary Plourde                           SunTrust Bank                   Vice President
   Managing Director

Charles Lee Poage                      SunTrust Bank                       Officer
   Vice President

Raymond Prophater                      SunTrust Bank                       Officer
   Vice President

Andrew Pryor                           SunTrust Bank                       Officer
   Vice President

Joe E. Ransom                          SunTrust Bank                       Officer
   Managing Director

Armond R. Reese                        SunTrust Bank                       Officer
   Vice President

Mills A. Riddick                       SunTrust Bank                       Officer
   Managing Director

Josie C. Rosson                        SunTrust Bank                       Officer
   Managing Director

                                       8

     NAME AND POSITION
        WITH TRUSCO                NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
---------------------------   ------------------------------   -----------------------------

Michael C. Sahakian                    SunTrust Bank                       Officer
   Director

James L. Savage                        SunTrust Bank                       Officer
   Director

Marc H. Schneidau                      SunTrust Bank                       Officer
   Managing Director

Ronald H. Schwartz                     SunTrust Bank                       Officer
   Managing Director

Michael G. Sebesta                     SunTrust Bank                       Officer
   Managing Director

Dusty L. Self                          SunTrust Bank                       Officer
   Director

Bob Sherman                            SunTrust Bank                       Officer
   Managing Director

Robin Shulman                          SunTrust Bank                       Officer
   Managing Director

George D. Smith, Jr.                   SunTrust Bank                       Officer
   Managing Director

Edward Smith                           SunTrust Bank                       Officer
   Vice President

E. Dean Speer                          SunTrust Bank                       Officer
   Director

Ellen Spong                            SunTrust Bank                   Vice President
   Managing Director

John H. Stebbins                   SunTrust Banks, Inc.                Vice President
   Chief Financial                    SunTrust Bank                    Vice President
   Officer/Managing
   Director

Chad K. Stephens                       SunTrust Bank                       Officer
   Vice President

Eric Storch                            SunTrust Bank                       Officer
   Managing Director          SunTrust International Banking               Officer
                                      Company (SIBCO)

E. Sonny Surkin                        SunTrust Bank                       Officer
   Director

William F. Tarry                       SunTrust Bank                       Officer
   Director

                                       9

     NAME AND POSITION
        WITH TRUSCO                NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
---------------------------   ------------------------------   -----------------------------

James M. Thomas                        SunTrust Bank                   Vice President
   Vice President

Stuart F. Van Arsdale                  SunTrust Bank                       Officer
   Managing Director

David Walley III                       SunTrust Bank                       Officer
   Director

Joseph P. Walsh                        SunTrust Bank                   Vice President
   Director

George Way                             SunTrust Bank                   Vice President
   Director

William L. Wilson, Jr.                 SunTrust Bank                       Officer
   Director

Elizabeth L.K. Wilson                  SunTrust Bank                   Vice President
   Managing Director

Donald Wordell                         SunTrust Bank                       Officer
   Director

Stephen M. Yarbrough               SunTrust Banks, Inc.                Vice President
   Managing Director

Joseph P. Yarusinski                   SunTrust Bank                       Officer
   Vice President

Steven M. Yates                        SunTrust Bank                       Officer
   Managing Director

Jay A. Young                           SunTrust Bank                       Officer
   Vice President

     The principal business address of Wellington Management Company, LLP is 75
State Street, Boston, Massachusetts 02109. Wellington Management Company, LLP is
an investment adviser registered under the Investment Advisers Act of 1940.
During the last two fiscal years, no partner of Wellington Management Company,
LLP, the Fund's investment sub-adviser, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a)  DSIL Investment Services LLC is the distributor for the Registrant.

          DSIL Investment Services LLC serves as the distributor or the placement agent for the following other registered investment companies:

          Domini Institutional Social Equity Fund, Domini Social Equity
          Portfolio, Domini European Social Equity Portfolio, Domini EuroPacific
          Social Equity

                                       10

          Portfolio, Domini PacAsia Social Equity Portfolio, Domini Social
          Equity Trust, Domini European Social Equity Trust, Domini EuroPacific
          Social Equity Trust, Domini PacAsia Social Equity Trust.

     (b)  The information required by this Item 27 with respect to each manager or officer of DSIL Investment Services LLC is incorporated herein by reference from Schedule A of Form BD as filed by DSIL Investment
          Services LLC (File No. 008-44763) pursuant to the Securities Exchange
          Act of 1934, as amended.

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of the Registrant are located, in whole or in part, at the offices of the Registrant and at the following locations:

NAME:                                                ADDRESS:
--------------------------------------------------   ---------------------------------

Domini Social Investments LLC                        536 Broadway, 7th Floor
   (manager)                                         New York, NY 10012

Seix Advisors, the fixed-income division of Trusco   10 Mountainview Road, Suite C-200
   Capital Management, Inc.                          Upper Saddle River, NJ 07458
   (submanager)

Wellington Management Company, LLP                   75 State Street
   (submanager)                                      Boston, MA 02109

DSIL Investment Services LLC                         536 Broadway, 7th Floor
   (distributor)                                     New York, NY 10012

State Street Bank and Trust Company                  200 Clarendon Street
   (custodian)                                       Boston, MA 02116

PFPC Inc.                                            4400 Computer Drive
   (transfer agent)                                  Westborough, MA 01581

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     Not applicable.

                                       11

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 20th day of
September, 2007.

                                        DOMINI SOCIAL INVESTMENT TRUST

                                        By: /s/ Amy L. Thornton
                                            ------------------------------------
                                            Amy L. Thornton
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities indicated below on September 20, 2007.

              SIGNATURE                                  TITLE
------------------------------------   -----------------------------------------

/s/ Amy L. Thornton                    President (Principal Executive Officer)
------------------------------------   and Trustee of Domini Social Investment
Amy L. Thornton                        Trust

/s/ Carole M. Laible                   Treasurer (Principal Accounting and
------------------------------------   Financial Officer) of Domini Social
Carole M. Laible                       Investment Trust

Julia Elizabeth Harris*                Trustee of Domini Social Investment Trust
------------------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                        Trustee of Domini Social Investment Trust
------------------------------------
Kirsten S. Moy

William C. Osborn*                     Trustee of Domini Social Investment Trust
------------------------------------
William C. Osborn

Karen Paul*                            Trustee of Domini Social Investment Trust
------------------------------------
Karen Paul

Gregory A. Ratliff*                    Trustee of Domini Social Investment Trust
------------------------------------
Gregory A. Ratliff

John L. Shields*                       Trustee of Domini Social Investment Trust
------------------------------------
John L. Shields

*By: /s/ Amy L. Thornton
     -------------------------------
     Amy L. Thornton

Executed by Amy L. Thornton on
behalf of those indicated pursuant
to Powers of Attorney.

                                   SIGNATURES

     Domini Social Trust has duly caused this Registration Statement on Form
N-1A (File No. 33-29180) of Domini Social Investment Trust to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the
State of New York on the 20th day of September, 2007.

                                       DOMINI SOCIAL TRUST

                                       By: /s/ Amy L. Thornton
                                           -------------------------------------
                                           Amy L. Thornton
                                           President

     This Registration Statement on Form N-1A of Domini Social Investment Trust
has been signed below by the following persons in the capacities indicated below on September 20, 2007.

              SIGNATURE                                  TITLE
------------------------------------   -----------------------------------------

/s/ Amy L. Thornton                    President (Principal Executive Officer)
------------------------------------   and Trustee of Domini Social Trust
Amy L. Thornton

/s/ Carole M. Laible                   Treasurer (Principal Accounting and
------------------------------------   Financial Officer) of Domini Social Trust
Carole M. Laible

Julia Elizabeth Harris*                Trustee of Domini Social Trust
------------------------------------
Julia Elizabeth Harris

Kirsten S. Moy*                        Trustee of Domini Social Trust
------------------------------------
Kirsten S. Moy

William C. Osborn*                     Trustee of Domini Social Trust
------------------------------------
William C. Osborn

Karen Paul*                            Trustee of Domini Social Trust
------------------------------------
Karen Paul

Gregory A. Ratliff*                    Trustee of Domini Social Trust
------------------------------------
Gregory A. Ratliff

John L. Shields*                       Trustee of Domini Social Trust
------------------------------------
John L. Shields

*By: /s/ Amy L. Thornton
     -------------------------------
     Amy L. Thornton

Executed by Amy L. Thornton on
behalf of those indicated pursuant
to Powers of Attorney.

                                INDEX TO EXHIBITS

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------

   h(5)       Expense Limitation Agreement effective November 30, 2007, with respect to Domini Social Equity Fund

   h(6)       Expense Limitation Agreement effective November 30, 2007, with respect to Domini Social Bond Fund

   h(7)       Expense Limitation Agreement effective November 30, 2007, with respect to Domini European Social Equity Fund

   h(8)       Expense Limitation Agreement effective November 30, 2007, with respect to Domini EuroPacific Social Equity Fund

   h(9)       Expense Limitation Agreement effective November 30, 2007, with respect to Domini PacAsia Social Equity Fund

   h(13)      Amendment to the Transfer Agency Agreement between the Registrant and PFPC, effective as of July 5, 2006

   p(1)       Code of Ethics of the Registrant, Domini Social Trust, Domini
              Institutional Trust, and Domini Advisor Trust

   p(2)       Code of Ethics of Domini and DSILD

   p(3)       Code of Ethics of Seix Advisors

   p(4)       Code of Ethics of Wellington Management Company, LLP